TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 96.3% of Net Assets
ASSET-BACKED SECURITIES — 96.3%
AB BSL CLO 6 Ltd. Series 2025-6A, Class A 5.10% (3 mo. USD Term SOFR + 1.430%)(1),(2)	07/20/37		$500,000	$501,693
Adagio IV CLO Ltd. Series IV-A, Class BRRR 4.02% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	07/15/38	EUR	1,100,000	1,306,346
AGL CLO 13 Ltd. Series 2021-13A, Class A1R 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/20/34		1,900,000	1,902,569
AGL CLO 16 Ltd. Series 2021-16A, Class AR 4.62% (3 mo. USD Term SOFR + 0.950%)(1),(2)	01/20/35		5,000,000	5,000,965
AGL CLO 43 Ltd. Series 2025-43A, Class A2 5.36% (3 mo. USD Term SOFR + 1.500%)(1),(2)	09/10/38		500,000	500,719
AGL Core CLO 4 Ltd. Series 2020-4A, Class AR2 5.05% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/20/37		250,000	250,705
AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/17/37		850,000	851,012
AIMCO CLO 17 Ltd. Series 2022-17A, Class A1R 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/20/37		523,000	525,049
AIMCO CLO 22 Ltd. Series 2024-22A, Class A 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/19/37		250,000	250,512
Aimco CLO Ltd. Series 2024-19A, Class A 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37		337,000	338,243
Alinea CLO Ltd. Series 2018-1A, Class BR 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/20/31		968,508	969,097
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/20/35		1,000,000	1,000,657
Allegro CLO V-S Ltd. Series 2024-2A, Class B1 5.57% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/24/37		625,000	626,810
Allegro CLO VIII-S Ltd. Series 2024-3A, Class A 5.06% (3 mo. USD Term SOFR + 1.390%)(1),(2)	10/15/37		2,000,000	2,008,976
Allegro CLO XII Ltd. Series 2020-1A, Class A1R 5.11% (3 mo. USD Term SOFR + 1.440%)(1),(2)	07/21/37		2,000,000	2,005,632
AMMC CLO 24 Ltd. Series 2021-24A, Class AR 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35		1,405,000	1,408,421
AMMC CLO 27 Ltd. Series 2022-27A, Class A2R 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	01/20/37		5,500,000	5,503,091
AMMC CLO 28 Ltd. Series 2024-28A, Class A1A 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/20/37		230,000	230,744
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.35% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37		825,000	825,041
AMMC CLO 31 Ltd. Series 2025-31A, Class A1 4.98% (3 mo. USD Term SOFR + 1.310%)(1),(2)	02/20/38		2,000,000	2,006,586
Anchorage Capital CLO 20 Ltd. Series 2021-20A, Class A1R 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/20/35		500,000	500,633
Annisa CLO Ltd. Series 2016-2A, Class BRR 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/20/31		155,169	155,371
Apidos CLO XIIX Ltd. Series 2024-49A, Class A2 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/24/37		400,000	401,263
Apidos CLO XLVII Ltd. Series 2024-47A, Class A1 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/26/37		500,000	501,119
Apidos CLO XXV Ltd. Series 2016-25A, Class A1R3 4.81% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/20/37		4,000,000	4,011,620
Apidos CLO XXXI Series 2019-31A, Class A1R 5.03% (3 mo. USD Term SOFR + 1.362%)(1),(2)	04/15/31		918,515	919,484
Apidos CLO XXXII Ltd. Series 2019-32A, Class A1R 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/20/33		1,904,232	1,909,124
Aqueduct European CLO Series 2025-15A, Class BR3 4.10% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/25/39	EUR	750,000	896,791
Aqueduct European CLO 10 DAC Series 2024-10A, Class B 4.03% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/18/39	EUR	1,000,000	1,189,202
Aqueduct European CLO 8 DAC Series 2024-8A, Class BR 4.11% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/15/39	EUR	1,100,000	1,315,945
Arbour CLO IV DAC Series 4A, Class BRRR 4.06% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	11/15/39	EUR	1,100,000	1,315,294
Arbour CLO V DAC Series 5A, Class BR 4.10% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	06/15/38	EUR	850,000	1,016,363

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
ARES LI CLO Ltd. Series 2019-51A, Class A1R2 5.03% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37	$660,000	$662,149
ARES LXII CLO Ltd. Series 2021-62A, Class BR 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/25/34	1,250,000	1,251,943
ARES LXV CLO Ltd. Series 2022-65A, Class A1R 4.79% (3 mo. USD Term SOFR + 1.120%)(1),(2)	07/25/34	2,250,000	2,253,361
ARES XLIV CLO Ltd. Series 2017-44A, Class A2RR 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	04/15/34	2,000,000	2,002,272
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34	1,000,000	1,000,500
Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3 0.00% (-3 mo. USD Term SOFR + 0.980%)(1),(2),(3),(4)	07/19/34	4,000,000	4,001,000
Bain Capital Credit CLO Ltd. Series 2020-3A, Class A1RR 4.88% (3 mo. USD Term SOFR + 1.210%)(1),(2)	10/23/34	190,000	190,489
Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	07/24/34	1,250,000	1,251,083
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/21/34	1,700,000	1,702,570
Bain Capital Credit CLO Ltd. Series 2022-3A, Class A1R 4.83% (3 mo. USD Term SOFR + 1.160%)(1),(2)	07/17/35	250,000	250,487
Bain Capital Credit CLO Ltd. Series 2022-4A, Class A1R 5.05% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/16/37	2,000,000	2,006,756
Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 0.00% (-3 mo. USD Term SOFR + 1.050%)(1),(2),(3),(4)	10/15/36	4,000,000	4,001,000
Ballyrock CLO Ltd. Series 2020-2A, Class A1R 4.94% (3 mo. USD Term SOFR + 1.272%)(1),(2)	10/20/31	666,242	666,771
Barings CLO Ltd. Series 2019-3A, Class A1RR 4.81% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/20/36	1,000,000	1,001,475
Barings CLO Ltd. Series 2021-3A, Class AR 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	01/18/35	1,750,000	1,752,943
Barings CLO Ltd. Series 2021-3A, Class B1R 5.30% (3 mo. USD Term SOFR + 1.630%)(1),(2)	01/18/35	1,500,000	1,503,715
Barings CLO Ltd. Series 2022-2A, Class A1R 5.04% (3 mo. USD Term SOFR + 1.370%)(1),(2)	07/15/39	675,000	677,096
Barings CLO Ltd. Series 2023-4A, Class A 5.42% (3 mo. USD Term SOFR + 1.750%)(1),(2)	01/20/37	250,000	250,219
Barings CLO Ltd. Series 2024-1A, Class A 5.30% (3 mo. USD Term SOFR + 1.630%)(1),(2)	01/20/37	250,000	250,619
Barings Loan Partners CLO Ltd. 5 Series LP-5A, Class A 4.89% (3 mo. USD Term SOFR + 1.220%)(1),(2)	01/20/35	2,000,000	2,004,018
Battery Park CLO Ltd. Series 2019-1A, Class AR 5.07% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/15/36	100,000	100,118
Benefit Street Partners CLO XXXVI Ltd. Series 2024-36A, Class A1 5.03% (3 mo. USD Term SOFR + 1.360%)(1),(2)	01/25/38	1,500,000	1,505,248
BlueMountain CLO Ltd. Series 2015-4A, Class CR2 4.97% (3 mo. USD Term SOFR + 1.300%)(1),(2)	04/20/30	1,000,000	1,002,250
BlueMountain CLO XXII Ltd. Series 2018-22A, Class A1 5.01% (3 mo. USD Term SOFR + 1.342%)(1),(2)	07/15/31	212,616	212,923
BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35	3,350,000	3,351,879
BlueMountain CLO XXXI Ltd. Series 2021-31A, Class A2R 5.07% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/19/34	1,200,000	1,201,229
BlueMountain CLO XXXII Ltd. Series 2021-32A, Class BR 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/15/34	1,500,000	1,498,322
Buckhorn Park CLO Ltd. Series 2019-1A, Class ARR 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	07/18/34	1,000,000	1,000,883
Captree Park CLO Ltd. Series 2024-1A, Class B1 5.57% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/20/37	250,000	250,700
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR 5.09% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/20/37	500,000	502,013
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	04/20/34	1,100,000	1,100,414
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A2R2 5.09% (3 mo. USD Term SOFR + 1.300%)(1),(2)	05/29/32	1,200,000	1,201,453

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/25/38		$3,000,000	$3,008,469
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR 5.05% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/15/37		850,000	852,789
Cedar Funding XVII CLO Ltd. Series 2023-17A, Class AR 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/20/38		836,000	838,985
CIFC Funding Ltd. Series 2013-3RA, Class A2R 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	04/24/31		3,000,000	3,001,305
CIFC Funding Ltd. Series 2014-4RA, Class A1B2 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/17/35		4,000,000	3,967,408
CIFC Funding Ltd. Series 2017-1A, Class BRR 5.72% (3 mo. USD Term SOFR + 2.050%)(1),(2)	04/21/37		510,000	511,419
CIFC Funding Ltd. Series 2019-1A, Class A1R2 5.03% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/20/37		425,000	427,253
CIFC Funding Ltd. Series 2021-1A, Class A1R 5.09% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/25/37		830,000	833,930
CIFC Funding Ltd. Series 2021-7A, Class AR 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/23/35		1,000,000	1,000,620
CIFC Funding Ltd. Series 2024-1A, Class A 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/18/37		250,000	250,601
Clover CLO LLC Series 2021-3A, Class AR 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/35		1,000,000	1,001,110
Contego CLO IV DAC Series 4A, Class B1RR 4.05% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	10/23/39	EUR	1,100,000	1,308,851
Danby Park CLO Ltd. Series 2022-1A, Class AR 5.03% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/21/37		400,000	401,479
Dryden 104 CLO Ltd. Series 2022-104A, Class A1R 5.18% (3 mo. USD Term SOFR + 1.290%)(1),(2)	08/20/34		250,000	250,355
Dryden 105 CLO Ltd. Series 2023-105A, Class AR 5.12% (3 mo. USD Term SOFR + 1.450%)(1),(2)	04/15/38		2,000,000	2,010,318
Dryden 108 CLO Ltd. Series 2022-108A, Class A2R 5.18% (3 mo. USD Term SOFR + 1.510%)(1),(2)	07/18/37		600,000	601,284
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.00% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31		1,874,754	1,876,175
Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	04/20/34		1,000,000	1,001,702
Dryden 45 Senior Loan Fund Series 2016-45A, Class A1RR 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/15/30		36,015	36,052
Dryden 55 CLO Ltd. Series 2018-55A, Class A1 4.95% (3 mo. USD Term SOFR + 1.282%)(1),(2)	04/15/31		832,459	834,214
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/35		5,163,000	5,168,163
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR 4.95% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32		1,797,291	1,799,600
Dryden 75 CLO Ltd. Series 2019-75A, Class AR3 4.71% (3 mo. USD Term SOFR + 1.040%)(1),(2)	04/14/34		3,000,000	3,002,748
Dryden 80 CLO Ltd. Series 2019-80A, Class BRR 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/17/33		2,000,000	2,001,610
Dryden 85 CLO Ltd. Series 2020-85A, Class BR2 5.47% (3 mo. USD Term SOFR + 1.800%)(1),(2)	07/15/37		955,000	958,262
Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/17/34		250,000	250,623
Dryden 93 CLO Ltd. Series 2021-93A, Class A1R 5.00% (3 mo. USD Term SOFR + 1.330%)(1),(2)	01/15/38		620,000	622,142
Dryden 94 CLO Ltd. Series 2022-94A, Class AR 5.03% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37		400,000	401,407
Dryden 95 CLO Ltd. Series 2021-95A, Class BR 5.49% (3 mo. USD Term SOFR + 1.600%)(1),(2)	08/20/34		4,000,000	4,005,072
Eaton Vance CLO Ltd. Series 2020-2A, Class AR2 5.05% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/15/37		1,600,000	1,603,054
Elm Park CLO DAC Series 1A, Class BR3 4.07% (3 mo. EUR EURIBOR + 1.950%)(1),(2)	01/15/38	EUR	900,000	1,073,482
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/22/35		2,260,000	2,262,106

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Elmwood CLO 36 Ltd. Series 2024-12RA, Class AR 5.01% (3 mo. USD Term SOFR + 1.340%)(1),(2)	10/20/37		$850,000	$853,481
Elmwood CLO I Ltd. Series 2019-1A, Class A1RR 5.19% (3 mo. USD Term SOFR + 1.520%)(1),(2)	04/20/37		1,180,000	1,180,826
Elmwood CLO III Ltd. Series 2019-3A, Class A2RR 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/18/37		850,000	852,346
Flatiron CLO 25 Ltd. Series 2024-2A, Class A 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/17/37		850,000	852,623
Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR 4.91% (3 mo. USD Term SOFR + 1.240%)(1),(2)	04/16/34		2,803,287	2,803,427
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34		250,000	250,106
GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class B1R 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	07/20/37		250,000	250,495
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class A 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/37		500,000	500,776
GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class ARR 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34		1,130,000	1,131,483
GoldenTree Loan Management U.S. CLO 9 Ltd. Series 2021-9A, Class AR 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/37		550,000	551,492
Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class AR 4.65% (3 mo. USD Term SOFR + 0.980%)(1),(2)	07/20/34		5,500,000	5,501,743
Golub Capital Partners CLO 60B Ltd. Series 2022-60A, Class AR 4.98% (3 mo. USD Term SOFR + 1.310%)(1),(2)	10/25/34		500,000	500,579
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B 5.34% (3 mo. USD Term SOFR + 1.670%)(1),(2)	10/25/37		750,000	752,210
Hamlin Park CLO Ltd. Series 2024-1A, Class A 5.01% (3 mo. USD Term SOFR + 1.340%)(1),(2)	10/20/37		540,000	542,148
Harmony-Peace Park CLO Ltd. Series 2024-1A, Class A 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37		1,250,000	1,255,239
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.83% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/20/37		1,000,000	1,003,092
Henley CLO XII DAC Series 12X, Class B 4.02% (3 mo. EUR EURIBOR + 2.000%)(1),(5)	01/15/38	EUR	700,000	832,841
HPS Loan Management Ltd. Series 2021-16A, Class A1R 4.78% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35		2,000,000	2,002,382
HPS Loan Management Ltd. Series 2021-16A, Class BR 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/23/35		1,500,000	1,502,940
HPS Loan Management Ltd. Series 2023-17A, Class AR 4.94% (3 mo. USD Term SOFR + 1.270%)(1),(2)	04/23/38		3,750,000	3,757,620
HPS Loan Management Ltd. Series 2023-18A, Class A2R 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/20/39		2,000,000	2,004,792
HPS Loan Management Ltd. Series 2024-22A, Class A1 5.04% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/20/37		1,850,000	1,857,535
Invesco CLO Ltd. Series 2021-2A, Class AR 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/34		1,550,000	1,550,849
Invesco CLO Ltd. Series 2021-2A, Class BR 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/15/34		1,000,000	1,000,567
Invesco CLO Ltd. Series 2021-3A, Class A1R 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/22/34		900,000	900,392
Invesco CLO Ltd. Series 2022-2A, Class A1R 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/20/35		1,500,000	1,502,126
Invesco U.S. CLO Ltd. Series 2023-1A, Class BR 5.72% (3 mo. USD Term SOFR + 2.050%)(1),(2)	04/22/37		250,000	250,699
Invesco U.S. CLO Ltd. Series 2024-4A, Class A1 5.00% (3 mo. USD Term SOFR + 1.330%)(1),(2)	01/15/38		1,000,000	1,003,659
LCM 29 Ltd. Series 29A, Class AR 5.00% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31		652,134	654,020
LCM 31 Ltd. Series 31A, Class BR 5.42% (3 mo. USD Term SOFR + 1.750%)(1),(2)	07/20/34		1,500,000	1,500,372

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
LCM 33 Ltd. Series 33A, Class AR 4.85% (3 mo. USD Term SOFR + 1.180%)(1),(2)	07/20/34		$2,250,000	$2,251,010
LCM 34 Ltd. Series 34A, Class A2R 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/20/34		3,000,000	3,003,642
LCM 35 Ltd. Series 35A, Class BR 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	10/15/34		1,250,000	1,250,714
LCM 37 Ltd. Series 37A, Class A1R 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34		1,861,017	1,861,912
LCM 40 Ltd. Series 40A, Class A1R 5.04% (3 mo. USD Term SOFR + 1.370%)(1),(2)	01/15/38		1,000,000	1,001,998
LCM 40 Ltd. Series 40A, Class A2R 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/15/38		2,000,000	2,007,460
LCM 41 Ltd. Series 41A, Class A2R 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/36		2,500,000	2,500,792
Madison Park Funding LIX Ltd. Series 2021-59A, Class A1R 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/18/37		395,000	396,320
Madison Park Funding LXVII Ltd. Series 2024-67A, Class A1 5.18% (3 mo. USD Term SOFR + 1.510%)(1),(2)	04/25/37		850,000	852,204
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR 4.72% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/19/34		5,500,000	5,502,574
Madison Park Funding XLV Ltd. Series 2020-45A, Class ARR 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/15/34		1,000,000	1,001,140
Madison Park Funding XLVI Ltd. Series 2020-46A, Class ARR 4.67% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/15/34		5,000,000	5,002,065
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38		2,250,000	2,254,390
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2 5.20% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/15/37		2,275,000	2,280,790
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.12% (3 mo. USD Term SOFR + 1.450%)(1),(2)	04/17/34		500,000	501,193
Magnetite XXIII Ltd. Series 2019-23A, Class AR2 0.00% (-3 mo. USD Term SOFR + 0.990%)(1),(2),(3),(4)	01/25/35		2,700,000	2,700,675
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class AR3 5.07% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/22/38		1,400,000	1,405,040
Neuberger Berman Euro CLO DAC Series 2025-8A, Class A2 3.76% (3 mo. EUR EURIBOR + 1.735%)(1),(2)	01/20/39	EUR	2,000,000	2,377,761
Neuberger Berman Loan Advisers CLO 41 Ltd. Series 2021-41A, Class AR 4.72% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34		500,000	500,411
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 4.62% (3 mo. USD Term SOFR + 0.950%)(1),(2)	07/16/36		755,000	755,486
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	10/14/36		2,000,000	2,002,780
Neuberger Berman Loan Advisers CLO 52 Ltd. Series 2022-52A, Class AR 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/24/38		850,000	853,627
Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A, Class AR2 5.03% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/19/38		2,000,000	2,007,352
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class A2R 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/25/36		2,000,000	2,006,530
Northwoods Capital 25 Ltd. Series 2021-25A, Class AR 4.79% (3 mo. USD Term SOFR + 1.120%)(1),(2)	07/20/34		2,500,000	2,499,252
OCP Aegis CLO Ltd. Series 2023-29A, Class BR 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	01/20/36		500,000	500,265
OCP CLO Ltd. Series 2021-22A, Class AR 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37		850,000	854,386
OCP CLO Ltd. Series 2023-26A, Class AR 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(2)	04/17/37		1,850,000	1,851,117

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
OCP Euro CLO DAC Series 2023-7A, Class BRR 3.88% (3 mo. EUR EURIBOR + 1.850%)(1),(2)	10/20/39	EUR	950,000	$1,131,994
Octagon 57 Ltd. Series 2021-1A, Class AR 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	10/15/34		1,300,000	1,300,608
Octagon 64 Ltd. Series 2022-1A, Class A1R 4.93% (3 mo. USD Term SOFR + 1.260%)(1),(2)	07/21/35		3,000,000	3,004,581
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class A1R2 5.09% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/18/37		850,000	852,135
Octagon Investment Partners 36 Ltd. Series 2018-1A, Class A2 5.13% (3 mo. USD Term SOFR + 1.462%)(1),(2)	04/15/31		250,000	250,115
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1RR 4.71% (3 mo. USD Term SOFR + 1.040%)(1),(2)	01/20/35		2,000,000	2,000,978
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A2RR 4.97% (3 mo. USD Term SOFR + 1.300%)(1),(2)	01/20/35		2,000,000	1,988,282
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A2R2 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/33		2,000,000	2,001,812
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class AR2 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/34		2,500,000	2,502,955
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35		2,000,000	2,001,816
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BRR 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/15/35		600,000	601,157
Octagon Investment Partners 50 Ltd. Series 2020-4A, Class AR2 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(2)	01/15/35		3,000,000	3,003,000
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR 4.66% (3 mo. USD Term SOFR + 0.990%)(1),(2)	07/20/34		5,500,000	5,499,483
Octagon Investment Partners XVI Ltd. Series 2013-1A, Class A2R 5.33% (3 mo. USD Term SOFR + 1.662%)(1),(2)	07/17/30		255,397	255,775
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R4 5.00% (3 mo. USD Term SOFR + 1.150%)(1),(2)	02/14/31		5,500,000	5,507,425
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R 5.67% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37		250,000	250,891
OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2 4.96% (3 mo. USD Term SOFR + 1.290%)(1),(2)	01/22/38		1,000,000	1,003,220
OHA Credit Funding 5 Ltd. Series 2020-5A, Class AR 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/18/37		400,000	401,917
Palmer Square BDC CLO 1 Ltd. Series 1A, Class A 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/15/37		1,830,000	1,835,673
Palmer Square CLO Ltd. Series 2024-2A, Class A1 5.07% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/20/37		500,000	501,810
Palmer Square CLO Ltd. Series 2024-4A, Class A2 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/15/38		1,000,000	1,002,116
Palmer Square European Loan Funding DAC Series 2025-2A, Class B 4.06% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	02/15/35	EUR	850,000	1,008,918
Palmer Square European Loan Funding DAC Series 2025-3A, Class B 3.92% (3 mo. EUR EURIBOR + 1.800%)(1),(2)	07/15/35	EUR	475,000	563,938
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.07% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31		500,976	502,090
Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/25/32		4,000,000	4,007,892
Palmer Square Loan Funding Ltd. Series 2024-2A, Class A1N 4.67% (3 mo. USD Term SOFR + 1.000%)(1),(2)	01/15/33		171,288	171,502
Park Avenue Institutional Advisers CLO Ltd. Series 2017-1A, Class A2R2 5.40% (3 mo. USD Term SOFR + 1.550%)(1),(2)	02/14/34		2,000,000	2,001,460

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2RR 0.00% (-3 mo. USD Term SOFR + 1.500%)(1),(2),(3),(4)	10/15/34		$2,000,000	$2,001,100
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class A1AR 4.78% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/20/34		2,000,000	2,001,322
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class BR 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/15/34		1,500,000	1,501,712
Point Au Roche Park CLO Ltd. Series 2021-1A, Class A 5.01% (3 mo. USD Term SOFR + 1.342%)(1),(2)	07/20/34		1,100,000	1,100,055
Rad CLO 21 Ltd. Series 2023-21A, Class A1R 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/37		5,500,000	5,501,391
RAD CLO 26 Ltd. Series 2024-26A, Class A 5.04% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/20/37		400,000	401,052
Regatta XI Funding Ltd. Series 2018-1A, Class AR 5.07% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/17/37		2,000,000	2,006,886
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/15/33		1,509,435	1,509,511
Regatta XXVII Funding Ltd. Series 2024-1A, Class A1 5.20% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/26/37		500,000	501,402
Regatta XXVII Funding Ltd. Series 2024-1A, Class A2 5.40% (3 mo. USD Term SOFR + 1.730%)(1),(2)	04/26/37		1,500,000	1,503,915
Rockford Tower CLO Ltd. Series 2018-1A, Class A 5.25% (3 mo. USD Term SOFR + 1.362%)(1),(2)	05/20/31		1,590,551	1,591,188
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34		700,000	700,855
Rockford Tower CLO Ltd. Series 2019-1A, Class B1R2 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34		2,000,000	2,001,994
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 5.02% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32		758,655	759,553
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36		1,600,000	1,600,798
Rockford Tower CLO Ltd. Series 2021-2A, Class A2R 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/20/34		2,000,000	2,002,180
Rockford Tower CLO Ltd. Series 2022-1A, Class BR 5.37% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/20/35		1,500,000	1,504,500
Rockford Tower CLO Ltd. Series 2025-1A, Class A1 4.88% (3 mo. USD Term SOFR + 1.210%)(1),(2)	03/31/38		5,500,000	5,515,323
Rockford Tower Europe CLO DAC Series 2019-1A, Class B1R 4.13% (3 mo. EUR EURIBOR + 2.100%)(1),(2)	01/20/38	EUR	750,000	892,010
RR 16 Ltd. Series 2021-16A, Class A2R 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/15/36		1,500,000	1,501,805
RR 26 Ltd. Series 2023-26A, Class A1R 4.79% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/15/38		3,000,000	3,003,114
RR 5 Ltd. Series 2018-5A, Class A1R 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/15/39		1,500,000	1,505,025
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34		1,000,000	1,001,686
Sixth Street CLO XXI Ltd. Series 2022-21A, Class AR 5.04% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/21/37		2,000,000	2,007,012
Symphony CLO 43 Ltd. Series 2024-43A, Class A1 5.19% (3 mo. USD Term SOFR + 1.520%)(1),(2)	04/15/37		850,000	852,591
Symphony CLO XXII Ltd. Series 2020-22A, Class A1AR 4.85% (3 mo. USD Term SOFR + 1.180%)(1),(2)	04/18/33		565,894	566,171
Symphony CLO XXIII Ltd. Series 2020-23A, Class BR2 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/34		2,000,000	2,001,138
Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	10/23/35		2,075,000	2,076,760
Symphony CLO XXV Ltd. Series 2021-25A, Class BR 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/19/34		1,800,000	1,802,585
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2 4.93% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/13/32		780,727	782,162
Texas Debt Capital CLO Ltd. Series 2023-2A, Class A1R 5.04% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/21/37		321,000	322,650

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Thompson Park CLO Ltd. Series 2021-1A, Class A1R 4.72% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34	$2,200,000	$2,201,408
Trestles CLO V Ltd. Series 2021-5A, Class A1R 4.92% (3 mo. USD Term SOFR + 1.250%)(1),(2)	10/20/34	2,800,000	2,803,016
Trestles CLO VIII Ltd. Series 2025-8A, Class A1 5.00% (3 mo. USD Term SOFR + 1.330%)(1),(2)	06/11/35	3,300,000	3,309,243
Trinitas CLO VI Ltd. Series 2017-6A, Class B1R4 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/25/34	1,000,000	1,000,656
Trinitas CLO VII Ltd. Series 2017-7A, Class B1R2 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	01/25/35	1,000,000	1,000,671
Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/20/34	1,500,000	1,500,705
Trinitas CLO XXX Ltd. Series 2024-30A, Class A1 5.04% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/23/37	1,000,000	1,003,517
Voya CLO Ltd. Series 2013-3A, Class A2RR 5.63% (3 mo. USD Term SOFR + 1.961%)(1),(2)	10/18/31	327,073	328,153
Voya CLO Ltd. Series 2017-3A, Class A1RR 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/20/34	500,000	500,539
Voya CLO Ltd. Series 2017-3A, Class AAR2 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34	2,000,000	2,002,554
Voya CLO Ltd. Series 2018-4A, Class A1RR 5.03% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37	750,000	752,113
Voya CLO Ltd. Series 2019-1A, Class A2RR 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/37	850,000	851,396
Voya CLO Ltd. Series 2019-2A, Class AR 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	07/20/32	1,760,175	1,762,440
Voya CLO Ltd. Series 2020-1A, Class ARR 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/16/34	1,500,000	1,501,719

Total Asset-Backed Securities (Cost: $338,810,499)			339,692,428

Total Fixed Income Securities (Cost: $338,810,499)			339,692,428

		Shares
MONEY MARKET INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(6)		1,414,028	1,414,028
TCW Central Cash Fund, 3.65%(6),(7)		24,523,243	24,523,243

Total Money Market Investments (Cost: $25,937,271)			25,937,271

Total Investments (103.6%) (Cost: $364,747,770)			365,629,699
Liabilities In Excess Of Other Assets (-3.6%)			(12,763,471)

Net Assets (100.0%)			$352,866,228

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(8)
Bank of New York	EUR	2,473,014	04/01/26	$2,899,075	$2,939,262	$40,187

SELL(9)
Citibank N.A.	EUR	703,726	04/01/26	$843,152	$836,403	$6,749
Bank of America	EUR	15,471,519	04/01/26	18,170,494	18,388,431	(217,937)

				$19,013,646	$19,224,834	$(211,188)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
BDC	Business Development Company.
CLO	Collateralized Loan Obligation.
PAC	Planned Amortization Class.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $338,859,587 or 96.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(4)	Security is not accruing interest.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $832,841 or 0.2% of net assets.
(6)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(7)	Affiliated issuer.
(8)	Fund buys foreign currency, sells USD.
(9)	Fund sells foreign currency, buys USD.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW AAA CLO ETF transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$8,123,243	$62,000,000	$45,600,000	24,523,243	$24,523,243	$48,661	$—	$—	$—

Total					$24,523,243	$48,661	$—	$—	$—

TCW AAA CLO ETF

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$339,692,428	$—	$339,692,428
Equity Securities
Money Market Investments	25,937,271	—	—	25,937,271

Total Investments	$25,937,271	$339,692,428	$—	$365,629,699

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	46,936	—	46,936

Total	$25,937,271	$339,739,364	$—	$365,676,635

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(217,937)	$—	$(217,937)

Total	$—	$(217,937)	$—	$(217,937)

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 105.7% of Net Assets
ASSET-BACKED SECURITIES — 10.3%
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2, Class M5 4.81% (1 mo. USD Term SOFR + 1.134%)(1)	04/25/35		$644,171	$638,680
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.35% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37		2,000,000	2,000,100
AMSR Trust Series 2025-SFR1, Class E1 3.66% (2)	06/17/42		520,000	482,201
Aqueduct European CLO Series 2025-15A, Class CR3 4.55% (3 mo. EUR EURIBOR + 2.450%)(1),(2)	01/25/39	EUR	450,000	538,581
Bain Capital Credit CLO Ltd. Series 2020-2A, Class CR3 0.00% (-3 mo. USD Term SOFR + 1.650%)(1),(2),(3)	07/19/34		425,000	425,319
C-BASS Trust Series 2007-CB5, Class A3 2.90% (1 mo. USD Term SOFR + 0.614%)(1)	04/25/37		996,228	597,579
Countrywide Asset-Backed Certificates Trust Series 2005-7, Class MV5 4.91% (1 mo. USD Term SOFR + 1.239%)(1)	11/25/35		1,287,909	1,283,954
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF4 2.92%	12/25/36		296,355	242,667
DailyPay Securitization Trust Series 2025-1A, Class A 5.63%(2)	06/26/28		375,000	377,483
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2 4.25%(2)	03/25/52		435,937	427,532
FIGRE Trust Series 2025-FL2, Class A3 5.56%(2)	11/25/55		509,861	511,912
FIGRE Trust Series 2025-HE7, Class C 5.35%(2),(4)	11/25/55		707,520	708,959
FIGRE Trust Series 2025-HE8, Class C 5.46%(2),(4)	11/25/55		708,584	712,151
Hertz Vehicle Financing III LP Series 2021-2A, Class D 4.34%(2)	12/27/27		250,000	247,258
LMDV Issuer Co. LLC Series 2025-1A, Class C 7.88%(2)	12/15/55		300,000	306,059
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE3, Class M5 4.82% (1 mo. USD Term SOFR + 1.149%)(1)	07/25/35		961,731	949,300
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class D1R 7.02% (3 mo. USD Term SOFR + 3.350%)(1),(2)	10/25/36		300,000	299,720
Rockford Tower Europe CLO DAC Series 2023-1A, Class BR 3.97% (3 mo. EUR EURIBOR + 1.950%)(1),(2)	04/15/37	EUR	750,000	892,345
Skyline Aviation, Inc. Class A 3.23%(5)	07/03/38		1,637,126	1,549,130
SLC Student Loan Trust Series 2004-1, Class B 4.81% (90 day USD SOFR Average + 0.552%)(1)	08/15/31		73,166	64,543
SLC Student Loan Trust Series 2008-1, Class A4A 5.99% (90 day USD SOFR Average + 1.862%)(1)	12/15/32		76,961	77,086
SLM Student Loan Trust Series 2004-2, Class B 4.62% (90 day USD SOFR Average + 0.732%)(1)	07/25/39		66,139	63,164
SLM Student Loan Trust Series 2006-8, Class A6 4.31% (90 day USD SOFR Average + 0.422%)(1)	01/25/41		498,736	483,164
SLM Student Loan Trust Series 2008-2, Class B 5.35% (90 day USD SOFR Average + 1.460%)(1)	01/25/83		185,000	195,969
SLM Student Loan Trust Series 2008-3, Class B 5.35% (90 day USD SOFR Average + 1.462%)(1)	04/26/83		185,000	191,685
SLM Student Loan Trust Series 2008-4, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	04/25/73		185,000	195,380
SLM Student Loan Trust Series 2008-5, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	07/25/73		2,235,000	2,363,374
SLM Student Loan Trust Series 2008-6, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	07/26/83		185,000	191,637
SLM Student Loan Trust Series 2008-7, Class B 6.00% (90 day USD SOFR Average + 2.112%)(1)	07/26/83		185,000	184,823
SLM Student Loan Trust Series 2012-7, Class A3 4.46% (30 day USD SOFR Average + 0.764%)(1)	05/26/26		303,269	294,171
Structured Receivables Finance LLC Series 2010-A, Class B 7.61%(2)	01/16/46		152,464	153,602
Switch ABS Issuer LLC Series 2025-2A, Class B 6.24%(2)	10/25/55		270,000	268,026
Unity-Peace Park CLO Ltd. Series 2022-1A, Class CR 0.00% (3 mo. USD Term SOFR + 1.650%)(1),(2),(3)	04/20/35		450,000	450,495
Vista Point Securitization Trust Series 2024-CES2, Class A3 5.91%(2)	10/25/54		640,000	648,032
Voya CLO Ltd. Series 2014-4A, Class A2RA 5.53% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/14/31		1,650,000	1,652,949
Voya CLO Ltd. Series 2017-3A, Class AAR2 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34		1,500,000	1,501,915

Total Asset-Backed Securities (Cost: $22,254,041)				22,170,945

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 34.2%
COOPR Residential Mortgage Trust Series 2025-CES3, Class M1 5.63%(2),(4)	09/25/60	$500,000	$502,104
Federal Home Loan Mortgage Corp., Pool #SD8204 2.00%	04/01/52	1,701,893	1,388,465
Federal Home Loan Mortgage Corp., Pool #SD8219 2.50%	06/01/52	1,280,890	1,093,476
Federal Home Loan Mortgage Corp., Pool #SD3124 2.50%	04/01/53	4,518,293	3,857,547
Federal Home Loan Mortgage Corp., Pool #SD8225 3.00%	07/01/52	3,531,822	3,140,672
Federal Home Loan Mortgage Corp., Pool #C03813 3.50%	04/01/42	392,494	373,112
Federal Home Loan Mortgage Corp., Pool #SD7503 3.50%	08/01/49	1,864,031	1,749,471
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52	1,288,954	1,235,012
Federal Home Loan Mortgage Corp., Pool #SD8297 4.00%	02/01/53	3,367,360	3,224,350
Federal Home Loan Mortgage Corp., Pool #SD5323 4.00%	01/01/54	2,569,505	2,457,803
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52	627,178	616,790
Federal Home Loan Mortgage Corp., Pool #SD6706 4.50%	01/01/54	1,289,830	1,267,334
Federal Home Loan Mortgage Corp., Pool #G08844 5.00%	10/01/48	108,560	110,607
Federal Home Loan Mortgage Corp., Pool #SD8491 5.00%	12/01/54	2,090,697	2,091,051
Federal Home Loan Mortgage Corp., Pool #G01644 5.50%	02/01/34	19,979	20,610
Federal Home Loan Mortgage Corp., Pool #A25162 5.50%	05/01/34	34,320	35,404
Federal Home Loan Mortgage Corp., Pool #A33262 5.50%	02/01/35	14,426	14,992
Federal Home Loan Mortgage Corp., Pool #A68781 5.50%	10/01/37	2,185	2,273
Federal Home Loan Mortgage Corp., Pool #RQ0013 5.50%	06/01/55	476,746	483,559
Federal Home Loan Mortgage Corp., Pool #G02366 6.50%	10/01/36	16,681	17,850
Federal Home Loan Mortgage Corp., Pool #G01548 7.50%	07/01/32	100,561	108,280
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) 6.00%	07/15/29	5,280	5,405
Federal Home Loan Mortgage Corp. REMICS Series 3460, Class SA (I/O) (I/F) 2.38% (-30 day USD SOFR Average + 6.086%)(1)	06/15/38	296,511	20,846
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 2.79% (-30 day USD SOFR Average + 6.496%)(1)	04/15/42	291,409	30,853
Federal National Mortgage Association, Pool #MA4333 2.00%	05/01/41	527,220	464,137
Federal National Mortgage Association, Pool #MA4547 2.00%	02/01/52	2,432,787	1,984,251
Federal National Mortgage Association, Pool #MA4562 2.00%	03/01/52	5,754,436	4,679,541
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	1,004,936	819,862
Federal National Mortgage Association, Pool #MA4512 2.50%	01/01/52	931,681	796,939
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33	7,581	7,361
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	424,417	412,002
Federal National Mortgage Association, Pool #MA3811 3.00%	10/01/49	349,787	310,948
Federal National Mortgage Association, Pool #FS2646 3.00%	06/01/52	2,708,281	2,419,547
Federal National Mortgage Association, Pool #MA1608 3.50%	10/01/33	369,389	363,301
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	707,080	663,625
Federal National Mortgage Association, Pool #MA4732 4.00%	09/01/52	597,593	572,554
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	124,453	125,235
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	5,719	5,680
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	406,331	403,503
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	5,223	5,186
Federal National Mortgage Association, Pool #MA3537 4.50%	12/01/48	364,381	361,848
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	4,976,516	4,895,658
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	421,591	414,705
Federal National Mortgage Association, Pool #FS9508 4.50%	03/01/54	532,307	523,023
Federal National Mortgage Association, Pool #776708 5.00%	05/01/34	39,641	40,417
Federal National Mortgage Association, Pool #890221 5.50%	12/01/33	40,463	41,691
Federal National Mortgage Association, Pool #889184 5.50%	09/01/36	30,189	31,106
Federal National Mortgage Association, Pool #MA5072 5.50%	07/01/53	726,078	738,751
Federal National Mortgage Association, Pool #844773 6.00% (1 yr. USD RFUCCT + 1.559%)(1)	12/01/35	2,197	2,225
Federal National Mortgage Association, Pool #764388 6.01% (6 mo. USD RFUCCT + 1.383%)(1)	03/01/34	5,174	5,199
Federal National Mortgage Association, Pool #939419 6.27% (1 yr. USD RFUCCT + 1.265%)(1)	05/01/37	16,996	17,103
Federal National Mortgage Association, Pool #549740 6.50%	10/01/27	416	416
Federal National Mortgage Association, Pool #735861 6.50%	09/01/33	17,633	18,482
Federal National Mortgage Association, Pool #253974 7.00%	08/01/31	238	252
Federal National Mortgage Association, Pool #545191 7.00%	09/01/31	252	267
Federal National Mortgage Association, Pool #630599 7.00%	05/01/32	1,241	1,314
Federal National Mortgage Association, Pool #655928 7.00%	08/01/32	673	713
Federal National Mortgage Association, Pool #735207 7.00%	04/01/34	369	389
Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC) 6.50%	10/25/31	39,352	41,126

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F) 9.80% (-30 day USD SOFR Average + 99.197%)(1)	01/25/34	$1,267	$1,336
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.28% (30 day USD SOFR Average + 0.584%)(1)	07/25/37	21,578	21,533
Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F) 2.24% (-30 day USD SOFR Average + 5.936%)(1)	11/25/36	302,666	22,764
Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC) 3.50%	06/25/47	1,919	1,897
Federal National Mortgage Association REMICS Series 2018-43, Class CT 3.00%	06/25/48	142,752	129,491
Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC) 4.00%	05/25/47	54,665	54,573
Federal National Mortgage Association Trust Series 2003-W6, Class 5T (I/O) (I/F) 0.55% (-30 day USD SOFR Average + 8.036%)(1)	09/25/42	4,284,521	48,143
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	17,406	15,429
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	300,258	266,154
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	32,970	30,179
Government National Mortgage Association, Pool #MA4511 4.00%	06/20/47	2,473	2,393
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	222,814	214,814
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	182,556	176,001
Government National Mortgage Association, Pool #782810 4.50%	11/15/39	237,569	238,836
Government National Mortgage Association, Pool #MA4588 4.50%	07/20/47	87,327	87,171
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	220,133	218,720
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	1,153,705	1,138,899
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	186,645	182,472
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	265,034	259,066
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	10,026	10,274
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	481,081	493,001
Government National Mortgage Association, Pool #MA5530 5.00%	10/20/48	2,615	2,656
Government National Mortgage Association, Pool #80968 5.38% (1 yr. CMT + 1.500%)(1)	07/20/34	5,533	5,627
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	838,095	853,485
Government National Mortgage Association, TBA
2.50%(6)	11/01/51	2,950,000	2,555,954
3.50%(6)	07/01/55	2,575,000	2,358,990
4.00%(6)	05/01/55	1,125,000	1,064,016
4.50%(6)	08/01/55	1,300,000	1,269,177
5.00%(6)	08/01/55	2,150,000	2,149,070
5.50%(6)	06/01/55	825,000	834,009
Uniform Mortgage-Backed Security, TBA
2.50%(6)	11/01/51	25,000	21,228
3.50%(6)	01/01/52	3,875,000	3,584,148
4.00%(6)	06/01/55	5,000,000	4,774,198
4.50%(6)	07/01/55	2,850,000	2,791,762
5.00%(6)	08/01/55	1,525,000	1,524,486
5.50%(6)	05/01/55	1,150,000	1,166,094

Total Residential Mortgage-Backed Securities — Agency (Cost: $73,669,639)			73,584,269

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.6%
ACREC LLC Series 2026-FL4, Class C 5.80% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/18/43	380,000	380,713
ALA Trust Series 2025-OANA, Class C 5.77% (1 mo. USD Term SOFR + 2.092%)(1),(2)	06/15/40	520,000	524,853
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09%(2),(4)	08/10/38	1,095,000	1,074,841
DBC Mortgage Trust Series 2025-DBC, Class C 5.73% (1 mo. USD Term SOFR + 2.050%)(1),(2)	11/15/42	575,000	576,924
DC Office Trust Series 2019-MTC, Class A 2.97%(2)	09/15/45	765,000	697,726
FirstKey Homes Trust Series 2021-SFR2, Class E2 2.36%(2)	09/17/38	320,000	313,855
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(2)	06/05/39	740,000	703,235
MKT Mortgage Trust Series 2020-525M, Class A 2.69%(2)	02/12/40	520,000	475,491
NYCT Trust Series 2024-3ELV, Class C 6.52% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29	520,000	521,772
PFP Ltd. Series 2026-13, Class C 5.75% (1 mo. USD Term SOFR + 2.000%)(1),(2)	08/18/43	430,000	431,363
Progress Residential Trust Series 2024-SFR2, Class F 3.65%(2),(4)	04/17/41	450,000	421,842
Progress Residential Trust Series 2025-SFR1, Class E2 3.75%(2)	02/17/42	620,000	576,006
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(2),(4)	01/05/43	45,000	39,762
Velocity Commercial Capital Loan Trust Series 2019-1, Class A 3.76%(2),(4)	03/25/49	963,385	932,902

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $7,894,922)			7,671,285

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.5%
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1 4.76% (1 mo. USD Term SOFR + 1.089%)(1)	12/25/34	$235,080	$222,365
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32	3,040	3,101
Banc of America Funding Trust Series 2014-R6, Class 2A11 4.11%(2),(4)	07/26/36	1,700,000	1,515,295
Bear Stearns ALT-A Trust Series 2004-12, Class 1M1 4.72% (1 mo. USD Term SOFR + 1.044%)(1)	01/25/35	47,751	47,817
C-BASS Trust Series 2007-CB5, Class A1 2.90% (1 mo. USD Term SOFR + 0.234%)(1)	04/25/37	83,839	50,332
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1 3.97% (1 mo. USD Term SOFR + 0.294%)(1),(2)	05/25/36	22,220	21,568
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 5.44%(4)	08/25/34	36,884	34,904
CIM Trust Series 2021-R3, Class A1A 1.95%(2),(4)	06/25/57	1,313,293	1,231,208
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1 4.42% (1 mo. USD Term SOFR + 0.744%)(1)	02/25/35	1,283,053	1,215,746
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	9,710	9,702
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB3, Class AF1 3.38%	12/25/32	240,347	236,750
Cross Mortgage Trust Series 2025-H5, Class A3 5.86%(2)	07/25/70	1,454,981	1,471,756
CSMC Trust Series 2022-ATH2, Class A1 4.55%(2),(4)	05/25/67	1,278,126	1,275,030
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2 11.20% (30 day USD SOFR Average + 7.500%)(1),(2)	10/25/41	650,000	677,734
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1M1 4.70% (30 day USD SOFR Average + 1.000%)(1),(2)	12/25/41	158,031	158,041
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 4.78%(4)	09/25/34	16,866	17,032
GSR Mortgage Loan Trust Series 2004-9, Class 5A7 4.84%(4)	08/25/34	221	220
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A 5.79% (1 mo. USD Term SOFR + 2.114%)(1)	10/25/37	1,065,731	1,009,861
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A2 5.66%(2)	09/25/40	640,000	643,897
IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2 4.65% (1 mo. USD Term SOFR + 0.974%)(1)	09/25/34	5,559	4,882
IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A 4.59% (1 mo. USD Term SOFR + 0.914%)(1)	11/25/34	16,065	15,070
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.29%(4)	06/25/37	393,651	355,486
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28	16,441	16,500
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4 6.75%	02/25/28	4,377	4,393
JPMorgan Mortgage Trust Series 2007-A3, Class 3A2 4.84%(4)	05/25/37	72,099	62,238
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.35%(4)	01/25/34	19,518	19,070
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53%(4)	10/25/32	3,162	3,118
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.15% (1 mo. USD Term SOFR + 0.474%)(1)	06/25/37	110,358	110,964
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.29% (1 mo. USD Term SOFR + 0.614%)(1)	06/25/37	203,938	205,626
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38	71,435	71,484
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2 4.72% (1 mo. USD Term SOFR + 1.044%)(1)	07/25/34	88,339	94,408
New York Mortgage Trust Series 2005-3, Class A1 4.27% (1 mo. USD Term SOFR + 0.594%)(1)	02/25/36	92,926	92,888
Residential Asset Mortgage Products Trust Series 2003-SL1, Class A41 8.00%	04/25/31	15,201	5,587
Residential Asset Mortgage Products Trust Series 2004-SL1, Class A7 7.00%	11/25/31	4,352	3,786
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.79%(4)	12/25/34	9,550	8,742
Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A 5.95%(4)	10/25/34	394,363	383,187

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Structured Asset Mortgage Investments II Trust Series 2005-AR1, Class A1 4.27% (1 mo. USD Term SOFR + 0.594%)(1)	04/19/35		$177,446	$174,135
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A2 5.15% (1 yr. MTA + 1.480%)(1)	02/25/36		165,950	143,157
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A3 5.35% (1 mo. USD Term SOFR + 1.674%)(1)	10/25/45		236,395	232,832

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $11,897,216)				11,849,912

CORPORATE BONDS — 26.4%
Aerospace/Defense — 0.2%
TransDigm, Inc. 6.75%(2)	01/31/34		440,000	455,836

Agriculture — 0.5%
Altria Group, Inc. 4.88%	02/04/28		400,000	407,244
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27		145,000	144,120
BAT International Finance PLC (United Kingdom) 1.67%	03/25/26		330,000	328,878
Imperial Brands Finance PLC (United Kingdom) 6.13%(2)	07/27/27		235,000	241,683

				1,121,925

Apparel — 0.1%
Crocs, Inc. 4.13%(2)	08/15/31		125,000	114,565

Auto Manufacturers — 0.1%
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(1),(7),(8)	09/06/32	EUR	200,000	277,483

Auto Parts & Equipment — 0.1%
Robert Bosch GmbH (Germany) 4.38%(7)	06/02/43	EUR	100,000	118,158
ZF North America Capital, Inc. (Germany) 7.50%(2)	03/24/31		119,000	122,020

Total Auto Parts & Equipment				240,178

Banks — 6.2%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(1)	03/11/27		1,775,000	1,770,403
2.55% (1 day USD SOFR + 1.050%)(1)	02/04/28		160,000	157,765
2.69% (1 day USD SOFR + 1.320%)(1)	04/22/32		130,000	119,226
3.42% (3 mo. USD Term SOFR + 1.302%)(1)	12/20/28		360,000	356,144
Citibank NA 4.91%	05/29/30		180,000	184,784
Citigroup, Inc. 3.52% (3 mo. USD Term SOFR + 1.413%)(1)	10/27/28		435,000	431,533
Goldman Sachs Group, Inc. 3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%)(1)	04/23/29		1,230,000	1,222,817
HSBC Holdings PLC (United Kingdom) 4.76% (1 day USD SOFR + 2.110%)(1)	06/09/28		395,000	398,606
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(1)	02/04/27		2,405,000	2,405,000
1.58% (1 day USD SOFR + 0.885%)(1)	04/22/27		1,035,000	1,029,421
2.07% (1 day USD SOFR + 1.015%)(1)	06/01/29		30,000	28,695
4.01% (3 mo. USD Term SOFR + 1.382%)(1)	04/23/29		1,055,000	1,054,262
Morgan Stanley 2.51% (1 day USD SOFR + 1.200%)(1)	10/20/32		290,000	260,301
Morgan Stanley Bank NA 5.02% (1 day USD SOFR + 0.906%)(1)	01/12/29		680,000	692,995
Morgan Stanley Private Bank NA 4.20% (1 day USD SOFR + 0.780%)(1)	11/17/28		820,000	822,460
Santander U.K. Group Holdings PLC (United Kingdom) 2.47% (1 day USD SOFR + 1.220%)(1)	01/11/28		90,000	88,610
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(1)	06/02/28		1,860,000	1,821,554
5.57% (1 day USD SOFR + 1.740%)(1)	07/25/29		395,000	408,774

				13,253,350

Biotechnology — 0.1%
Genmab AS/Genmab Finance LLC 6.25%(2)	12/15/32		125,000	128,351

Building Materials — 0.1%
JH North America Holdings, Inc. 6.13%(2)	07/31/32		223,000	227,808

Chemicals — 0.2%
International Flavors & Fragrances, Inc. 2.30%(2)	11/01/30		475,000	429,633

Commercial Services — 0.3%
AA Bonds Co. Ltd. 5.50%(7)	07/31/50	GBP	100,000	136,556
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(2)	05/21/30		111,000	115,905
Rollins, Inc. 5.25%	02/24/35		200,000	203,074
VT Topco, Inc. 8.50%(2)	08/15/30		141,000	144,432

				599,967

Computers — 0.2%
Dell International LLC/EMC Corp. 4.75%	04/01/28		470,000	476,740

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co. 4.13%(2)	04/01/29		$123,000	$118,082
Opal Bidco SAS (France) 6.50%(2)	03/31/32		112,000	114,417
Perrigo Finance Unlimited Co. 6.13%	09/30/32		119,000	117,183

				349,682

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26		645,000	637,860
Air Lease Corp. 3.63%	12/01/27		205,000	203,272
Avolon Holdings Funding Ltd. (Ireland) 2.53%(2)	11/18/27		136,000	132,223
Jane Street Group/JSG Finance, Inc. 6.75%(2)	05/01/33		334,000	347,567

				1,320,922

Electric — 2.2%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(1)	04/01/56		140,000	139,131
Alliant Energy Finance LLC 3.60%(2)	03/01/32		175,000	164,134
Alpha Generation LLC 6.25%(2)	01/15/34		115,000	115,888
American Electric Power Co., Inc. 6.05% (5 yr. CMT + 1.940%)(1)	03/15/56		460,000	457,102
Appalachian Power Co. 3.30%	06/01/27		410,000	406,642
Ausgrid Finance Pty. Ltd. 5.95%(7)	12/10/35	AUD	100,000	69,825
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(1)	04/01/56		265,000	267,144
Dominion Energy, Inc.
6.00% (5 yr. CMT + 2.262%)(1)	02/15/56		140,000	141,372
6.20% (5 yr. CMT + 2.006%)(1)	02/15/56		380,000	381,672
Duke Energy Corp. 2.65%	09/01/26		30,000	29,787
Electricite de France SA
2.00%(7)	12/09/49	EUR	100,000	71,255
4.63%(7)	05/07/45	EUR	100,000	116,280
4.75%(7)	06/17/44	EUR	200,000	239,054
Entergy Corp. 6.10% (5 yr. CMT + 2.013%)(1)	06/15/56		280,000	280,064
Eversource Energy 4.60%	07/01/27		595,000	599,700
FirstEnergy Pennsylvania Electric Co. 5.15%(2)	03/30/26		500,000	501,305
FirstEnergy Transmission LLC 2.87%(2)	09/15/28		353,000	342,498
NSW Electricity Networks Finance Pty. Ltd. 6.30% (3 mo. AUD Bank Bill Swap + 2.200%)(1),(7)	11/20/55	AUD	70,000	48,581
Southwestern Electric Power Co. 5.30%	04/01/33		150,000	153,611
Tennet Netherlands BV 4.75%(7)	10/28/42	EUR	110,000	141,254
Trans-Allegheny Interstate Line Co. 5.00%(2)	01/15/31		130,000	133,669

				4,799,968

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 6.00%(2)	09/15/33		121,000	116,309

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 5.90%(7)	04/19/34	AUD	60,000	42,244

Entertainment — 0.4%
Caesars Entertainment, Inc. 6.50%(2)	02/15/32		113,000	115,697
Flutter Treasury DAC (Ireland) 5.00%(2)	04/29/29	EUR	190,000	231,836
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(2)	11/15/29		75,000	76,280
Light & Wonder International, Inc. 6.25%(2)	10/01/33		116,000	117,720
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(2)	08/01/30		39,000	37,491
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%(2)	10/15/30		114,000	115,788
Voyager Parent LLC 9.25%(2)	07/01/32		107,000	113,838

				808,650

Environmental Control — 0.2%
Luna 2 5 SARL (Luxemburg) 5.50%(7)	07/01/32	EUR	100,000	120,919
Wrangler Holdco Corp. (Canada) 6.63%(2)	04/01/32		330,000	343,843

				464,762

Food — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%	03/15/34		385,000	424,613
Pilgrim’s Pride Corp. 3.50%	03/01/32		510,000	472,316
Post Holdings, Inc. 6.25%(2)	10/15/34		343,000	345,871

				1,242,800

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%(2)	06/01/28		50,000	51,733
Redexis SA (Spain) 4.38%(7)	05/30/31	EUR	100,000	122,160

				173,893

Health Care-Products — 0.5%
Alcon Finance Corp. 2.75%(2)	09/23/26		450,000	446,503
Medline Borrower LP
3.88%(2)	04/01/29		185,000	181,139
5.25%(2)	10/01/29		346,000	346,720
Sartorius Finance BV (Germany) 4.50%(7)	09/14/32	EUR	100,000	124,598

				1,098,960

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Health Care-Services — 2.2%
Baylor Scott & White Holdings 2.65%	11/15/26		$1,530,000	$1,504,755
Centene Corp. 3.00%	10/15/30		655,000	586,611
Cigna Group 5.25%	01/15/36		430,000	435,960
Elevance Health, Inc. 5.00%	01/15/36		400,000	396,760
HCA, Inc. 2.38%	07/15/31		200,000	179,182
Humana, Inc. 5.55%	05/01/35		430,000	431,320
IQVIA, Inc. 5.70%	05/15/28		475,000	489,806
Kedrion SpA (Italy) 6.50%(2)	09/01/29		188,000	185,898
ModivCare, Inc. 0.00%(9),(2),(10)	10/01/29		877,800	13,167
Tenet Healthcare Corp. 5.50%(2)	11/15/32		339,000	342,753
UnitedHealth Group, Inc. 5.63%	07/15/54		250,000	243,477

				4,809,689

Housewares — 0.1%
Central Garden & Pet Co. 4.13%(2)	04/30/31		248,000	234,437

Insurance — 0.9%
Farmers Exchange Capital 7.05%(2)	07/15/28		1,245,000	1,303,316
Trinity Acquisition PLC 4.40%	03/15/26		535,000	535,385

				1,838,701

Internet — 0.4%
Getty Images, Inc. 10.50%(2)	11/15/30		45,000	45,597
Meta Platforms, Inc. 5.63%	11/15/55		750,000	713,085
Snap, Inc. 6.88%(2)	03/01/33		165,000	169,416

				928,098

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%	06/15/30		299,000	291,926

Lodging — 0.6%
Hyatt Hotels Corp. 5.05%	03/30/28		520,000	529,994
Las Vegas Sands Corp. 6.00%	06/14/30		335,000	349,633
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%(2)	05/15/27		346,000	348,142

				1,227,769

Machinery-Diversified — 0.0%
Oregon Tool Lux LP 7.88%(2)	10/15/29		3,127	714

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%(2)	01/15/34		296,000	250,226
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%	04/01/31		620,000	559,296
CSC Holdings LLC
5.75%(2)	01/15/30		59,000	23,186
11.75%(2)	01/31/29		460,000	336,495
Sirius XM Radio LLC 3.88%(2)	09/01/31		255,000	233,157
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(2)	03/15/33		20,000	19,860
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(2)	05/15/29		219,000	216,302
VZ Secured Financing BV (Netherlands) 5.00%(2)	01/15/32		208,000	188,126

				1,826,648

Mining — 0.1%
Corp. Nacional del Cobre de Chile 5.95%(7)	01/08/34		300,000	313,401

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia)
5.40%	11/08/32	AUD	80,000	54,629
5.82%	08/08/35	AUD	90,000	61,541

				116,170

Oil & Gas — 0.2%
Ecopetrol SA 8.88%	01/13/33		190,000	204,227
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(2),(8)	09/18/30		125,000	129,040
Transocean International Ltd. 8.75%(2)	02/15/30		162,750	169,797

				503,064

Packaging & Containers — 1.1%
Amcor Finance USA, Inc. 3.63%	04/28/26		1,450,000	1,448,593
Ardagh Group SA 9.50%(2)	12/01/30		30,000	32,461
Ball Corp. 5.50%	09/15/33		226,000	230,014
Berry Global, Inc. 4.88%(2)	07/15/26		491,000	491,246
Graphic Packaging International LLC 6.38%(2)	07/15/32		210,000	212,486

				2,414,800

Pharmaceuticals — 0.6%
1261229 BC Ltd. 10.00%(2)	04/15/32		304,000	312,320
CVS Health Corp. 5.30%	06/01/33		472,000	484,079
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		431,000	451,990

				1,248,389

Pipelines — 0.5%
Energy Transfer LP 7.13% (3 mo. USD Term SOFR + 3.279%)(1)	11/01/66		347,000	348,124
Global Partners LP/GLP Finance Corp. 7.13%(2)	07/01/33		112,000	114,843
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%(2)	02/15/29		113,000	117,351

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pipelines (Continued)
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(8)	09/30/29		$245,000	$215,950
9.88%(2)	02/01/32		40,000	42,362
Venture Global Plaquemines LNG LLC 6.75%(2)	01/15/36		190,000	199,327

				1,037,957

Real Estate — 0.1%
LEG Immobilien SE (Germany) 0.88%(7)	03/30/33	EUR	200,000	193,693
Vonovia SE (Germany) 5.72%(7)	09/03/35	AUD	180,000	121,542

				315,235

REIT — 1.7%
American Tower Corp.
3.60%	01/15/28		360,000	357,163
4.70%	12/15/32		100,000	100,128
Crown Castle, Inc. (REIT) 2.50%	07/15/31		333,000	298,355
CubeSmart LP 4.38%	02/15/29		423,000	424,755
Extra Space Storage LP 3.90%	04/01/29		385,000	380,919
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28		240,000	246,094
Healthcare Realty Holdings LP
3.50%	08/01/26		225,000	224,109
3.63%	01/15/28		211,000	208,913
Host Hotels & Resorts LP
3.38%	12/15/29		358,000	344,682
5.70%	06/15/32		75,000	78,301
Hudson Pacific Properties LP
3.95%	11/01/27		220,000	211,365
4.65%	04/01/29		24,000	22,023
Kilroy Realty LP (REIT) 4.25%	08/15/29		221,000	217,201
LXP Industrial Trust 6.75%	11/15/28		105,000	111,101
RHP Hotel Properties LP / RHP Finance Corp. (REIT) 7.25%(2)	07/15/28		110,000	113,384
VICI Properties LP/VICI Notes Co., Inc.
3.88%(2)	02/15/29		90,000	88,443
5.75%(2)	02/01/27		200,000	202,118

				3,629,054

Retail — 0.5%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(2)	07/01/32		300,000	286,305
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(2)	04/01/29		204,000	196,340
9.25%(2)	01/15/31		25,000	25,841
Michaels Cos., Inc. 5.25%(2)	05/01/28		238,000	235,768
Murphy Oil USA, Inc. 3.75%(2)	02/15/31		123,000	115,558
QXO Building Products, Inc. 6.75%(2)	04/30/32		111,000	114,578
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(2)	12/15/35		110,000	109,521

				1,083,911

Semiconductors — 0.2%
Foundry JV Holdco LLC 5.50%(2)	01/25/31		350,000	362,852

Software — 0.8%
Cloud Software Group, Inc. 8.25%(2)	06/30/32		108,000	109,985
Fiserv, Inc.
5.25%	08/11/35		300,000	298,047
5.45%	03/15/34		135,000	136,581
5.63%	08/21/33		100,000	102,852
Open Text Corp. (Canada) 6.90%(2)	12/01/27		380,000	392,605
Oracle Corp.
3.80%	11/15/37		80,000	64,470
4.80%	08/03/28		100,000	100,706
5.20%	09/26/35		510,000	486,310
5.88%	09/26/45		20,000	17,984
5.95%	09/26/55		10,000	8,820

				1,718,360

Telecommunications — 1.7%
Altice Financing SA (Luxembourg) 9.63%(2)	07/15/27		148,000	114,718
Altice France SA
6.50%(2)	04/15/32		5,541	5,419
6.88%(2)	07/15/32		22,000	21,494
9.50%(2)	11/01/29		4,133	4,250
EchoStar Corp. 10.75%	11/30/29		201,000	220,491
Frontier Communications Holdings LLC 8.63%(2)	03/15/31		432,000	452,205
Global Switch Finance BV (United Kingdom) 1.38%(7)	10/07/30	EUR	925,000	1,034,356
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(2)	09/20/29		803,250	808,929
T-Mobile USA, Inc.
2.25%	02/15/26		700,000	699,608
4.95%	11/15/35		355,000	351,464

				3,712,934

Transportation — 0.2%
Aurizon Network Pty. Ltd. (Australia) 2.90%(7)	09/02/30	AUD	310,000	192,123
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	290,000	185,861

				377,984

Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC (Ireland)
5.10%(2)	04/01/30		110,000	112,463
5.30%(2)	04/03/29		165,000	169,579

				282,042

Water — 0.4%
DWR Cymru Financing U.K. PLC 2.38%(7)	03/31/34	GBP	100,000	105,382
Severn Trent Utilities Finance PLC (United Kingdom) 3.88%(7)	08/04/37	EUR	175,000	204,779
Suez SACA (France) 2.88%(7)	05/24/34	EUR	300,000	333,255

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Water (Continued)
Yorkshire Water Finance PLC (United Kingdom) 6.38%(7)	11/18/34	GBP	135,000	$191,322

				834,738

Total Corporate Bonds (Cost: $56,678,940)				56,852,899

MUNICIPAL BONDS — 0.6%
Commonwealth of Massachusetts, Revenue Bonds 4.11%	07/15/31		397,228	397,125
County of Miami-Dade Aviation Revenue, Revenue Bonds 3.50%	10/01/31		245,000	234,097
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F-3
5.13%	02/01/35		3,000	3,143
5.15%	02/01/36		3,000	3,081
New York State Dormitory Authority, Revenue Bonds
1.95%	03/15/29		590,000	558,994
5.50%	03/15/30		53,822	54,807

Total Municipal Bonds (Cost: $1,298,878)				1,251,247

FOREIGN GOVERNMENT BONDS — 1.8%
Angola Government International Bonds 8.75%(2)	04/14/32		115,000	112,682
Brazil Government International Bonds 6.63%	03/15/35		614,000	631,972
Colombia Government International Bonds 7.75%	11/07/36		200,000	210,036
Mexico Government International Bonds 6.35%	02/09/35		550,000	572,242
New South Wales Treasury Corp.
4.75%(7)	02/20/37	AUD	685,000	451,695
5.25%(7)	02/24/38	AUD	255,000	173,682
Queensland Treasury Corp.
5.00%(7)	07/21/37	AUD	685,000	457,209
5.25%(7)	08/13/38	AUD	410,000	276,896
Republic of South Africa Government International Bonds 5.88%	04/20/32		267,000	273,926
Romania Government International Bonds 6.38%(7)	01/30/34		562,000	584,469
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	305,000	147,054

Total Foreign Government Bonds (Cost: $3,764,938)				3,891,863

U.S. TREASURY SECURITIES — 16.0%
U.S. Treasury Bonds 4.63%	11/15/55		7,149,000	6,849,077
U.S. Treasury Notes
3.50%	01/31/28		7,270,000	7,265,456
3.75%	01/31/31		2,576,000	2,569,711
4.00%	01/31/33		11,405,000	11,386,066
4.00%	11/15/35		6,354,000	6,224,438

Total U.S. Treasury Securities (Cost: $34,485,841)				34,294,748

BANK LOANS — 7.3%
Advertising — 0.2%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.16% (3 mo. USD Term SOFR + 4.250%)(1)	10/28/27		177,378	150,525
Outfront Media Capital LLC 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	09/24/32		150,000	150,891
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.14% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28		15,435	15,358

				316,774

Aerospace & Defense — 0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 7.40% (3 mo. USD Term SOFR + 3.750%)(1)	02/11/32		129,524	130,414
TransDigm, Inc. 2023 Term Loan J 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	02/28/31		36,386	36,411
TransDigm, Inc. 2025 Term Loan K 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	03/22/30		22,247	22,253
TransDigm, Inc. 2025 Term Loan M 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	08/19/32		38,267	38,281

				227,359

Apparel — 0.1%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	12/21/28		142,940	143,038

Banks — 0.0%
Chrysaor Bidco SARL 2025 USD Term Loan B 0.00%(11)	10/30/31		99,750	100,299

Beverages — 0.1%
Celsius Holdings, Inc. 2025 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(1)	04/01/32		34,171	34,427
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(1)	01/24/29		246,778	246,043
Naked Juice LLC 2025 FLSO Term Loan 7.02% (3 mo. USD Term SOFR + 3.250%)(1)	01/24/29		31,608	20,439
Primo Brands Corp. 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	03/31/28		11,338	11,355

				312,264

Chemicals — 0.0%
Nouryon Finance BV 2024 USD Term Loan B2 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	04/03/28		99,748	99,795

Commercial Services — 0.5%
CCRR Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.250%)(1)	03/06/28		18,025	4,648
CCRR Parent, Inc. US Acquisition Facility 8.17% (3 mo. USD Term SOFR + 4.250%)(1)	03/06/28		50,823	13,066

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 7.35% (3 mo. USD Term SOFR + 3.675%)(1)	07/06/29	$30,592	$30,758
Ensemble RCM LLC 2026 Term Loan B 0.00%(11)	01/28/33	107,002	106,066
Fugue Finance BV 2025 Repriced Term Loan 0.00%(1),(11)	01/09/32	83,914	83,495
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(1)	12/30/29	86,130	86,560
KUEHG Corp. 2025 Term Loan 6.42% (3 mo. USD Term SOFR + 2.750%)(1)	06/12/30	8,562	8,094
Lernen Bidco Ltd. 2025 USD Term Loan B3 0.00%(11),(1)	10/27/31	100,000	100,209
Lernen Bidco Ltd. 2025 USD Term Loan B3B 0.00%(11)	10/27/31	100,000	100,209
Nuvei Technologies Corp. 2025 Repriced Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	11/17/31	149,624	148,635
Priority Holdings LLC 2025 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	07/30/32	150,000	147,525
Prometric Holdings, Inc. 2025 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	06/25/32	99,750	100,041
Raven Acquisition Holdings LLC Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)	11/19/31	139,601	138,397
TTF Holdings LLC 2024 Term Loan 7.79% (6 mo. USD Term SOFR + 3.750%)(1)	07/18/31	78,798	59,886

			1,127,589

Computers — 0.4%
McAfee LLC 2024 USD 1st Lien Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(1)	03/01/29	69,995	62,208
NCR Atleos LLC 2025 Term Loan B 6.70% (3 mo. USD Term SOFR + 3.000%)(1)	04/16/29	100,000	99,000
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	10/31/30	149,624	148,689
Peraton Corp. Term Loan B 7.52% (3 mo. USD Term SOFR + 3.750%)(1)	02/01/28	66,610	61,656
Ping Identity Corp. 2025 Term Loan 6.62% (3 mo. USD Term SOFR + 2.750%)(1)	11/15/32	100,000	99,375
Surf Holdings LLC 2025 Incremental Term Loan 7.29% (1 mo. USD Term SOFR + 3.500%)(1)	03/05/27	149,604	148,548
Tempo Acquisition LLC 2025 Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	248,744	228,983
X Corp. Term Loan 0.00% (11)	10/26/29	66,451	66,444

			914,903

Cosmetics/Personal Care — 0.1%
ACP Tara Holdings, Inc. 2025 Term Loan B 6.97% (3 mo. USD Term SOFR + 3.250%)(1)	12/15/32	100,000	100,625
Opal Bidco SAS USD Term Loan B4 6.69% (3 mo. USD Term SOFR + 3.000%)(1)	04/28/32	13,006	13,021

			113,646

Distribution & Wholesale — 0.1%
BCPE Empire Holdings, Inc. 2025 Term Loan B 6.92% (1 mo. USD Term SOFR + 3.250%)(1)	12/11/30	70,482	70,240
Gloves Buyer, Inc. 2025 Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(1)	05/21/32	99,750	99,397

			169,637

Diversified Financial Services — 0.4%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	443,369	445,747
Blackhawk Network Holdings, Inc. 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(1)	03/12/29	47,427	47,536
Jane Street Group LLC 2024 Term Loan B1 5.82% (3 mo. USD Term SOFR + 2.000%)(1)	12/15/31	163,539	162,558
Orion Advisor Solutions, Inc. 2025 Repriced Term Loan 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	09/24/30	99,749	99,656

			755,497

Electric — 0.1%
Alpha Generation LLC Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/30/31	59,329	59,340
Cornerstone Generation LLC Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	08/11/32	22,083	22,281
Potomac Energy Center LLC 2025 Term Loan 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	08/05/32	23,326	23,482
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	25,334	25,514

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric (Continued)
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	$1,531	$1,542
Vistra Operations Co. LLC 1st Lien Term Loan B3 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	12/20/30	151,474	151,888

			284,047

Electrical Components & Equipment — 0.0%
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	71,483	67,135

Electronics — 0.1%
Lsf12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 6.68% (1 mo. USD Term SOFR + 3.000%)(1)	12/02/31	97,396	97,700
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(1)	10/24/31	94,050	94,462

			192,162

Entertainment — 0.5%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B 0.00%(11)	11/24/32	100,000	98,281
Churchill Downs, Inc. 2021 Incremental Term Loan B1 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	03/17/28	99,738	99,957
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(1)	07/22/30	99,747	99,591
DK Crown Holdings, Inc. 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	03/04/32	129,396	129,659
EOC Borrower LLC Term Loan A 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	03/24/28	13,859	13,868
Flutter Financing BV 2024 Term Loan B 5.42% (3 mo. USD Term SOFR + 1.750%)(1)	11/30/30	87,157	87,179
Great Canadian Gaming Corp. 2024 Term Loan B 8.44% (3 mo. USD Term SOFR + 4.750%)(1)	11/01/29	100,000	98,063
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	10/31/29	29,605	29,617
PENN Entertainment, Inc. 2022 Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	05/03/29	121,122	121,241
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.63% (3 mo. USD Term SOFR + 4.750%)(1)	08/16/31	64,230	63,909
Voyager Parent LLC Repriced Term Loan B 7.91% (3 mo. USD Term SOFR + 4.250%)(1)	07/01/32	162,474	162,484

			1,003,849

Environmental Control — 0.1%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	10/24/30	10,714	10,721
MIP V Waste Holdings LLC 2025 Term Loan B 6.42% (3 mo. USD Term SOFR + 2.750%)(1)	08/20/32	149,624	149,998

Total Environmental Control (Cost: $161,595)			160,719

Food — 0.2%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.79% (1 mo. USD Term SOFR + 4.000%)(1)	06/09/28	152,836	152,756
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(1)	09/20/30	80,294	79,592
United Natural Foods, Inc. 2024 Term Loan 8.42% (1 mo. USD Term SOFR + 4.750%)(1)	05/01/31	178,668	180,045
Upfield BV 2025 USD Term Loan B12 0.00%(1),(11)	12/31/27	99,749	99,001

			511,394

Health Care-products — 0.1%
Antylia Scientific Term Loan 7.66% (3 mo. USD Term SOFR + 4.000%)(1)	05/27/32	41,239	41,018
Hologic, Inc. 2026 USD Term Loan B 0.00%(11)	01/14/33	83,140	82,636
QuidelOrtho Corp. Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(1)	08/20/32	34,577	34,452

			158,106

Health Care-services — 0.2%
Heartland Dental LLC 2025 Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	08/25/32	39,852	39,910
IQVIA, Inc. 2025 Incremental Term Loan B5 5.42% (3 mo. USD Term SOFR + 1.750%)(1)	01/02/31	118,326	118,918
Modivcare Buyer LLC Super Senior Term Loan 10.00% (3 mo. USD Term SOFR + 3.250%)(1)	12/29/30	35,000	35,117
ModivCare Buyer LLC Takeback Term Loan 8.69% (3 mo. USD Term SOFR + 5.000%)(1)	12/30/32	142,920	134,362
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.18% (3 mo. USD Term SOFR + 3.250%)(1)	12/29/28	25,651	25,035

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-services (Continued)
Star Parent, Inc. Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(1)	09/27/30	$116,998	$117,207

			470,549

Holding Companies - Diversified — 0.1%
GC Ferry Acquisition I, Inc. Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	08/16/32	102,543	101,886

Home Furnishings — 0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 6.85% (3 mo. USD Term SOFR + 3.000%)(1)	07/31/28	45,581	45,649

Household Products/wares — 0.1%
Lavender Dutch BorrowerCo BV USD Term Loan 6.93% (3 mo. USD Term SOFR + 3.250%)(1)	12/30/32	100,000	100,458

Insurance — 0.1%
AmWINS Group, Inc. 2026 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	01/30/32	127,714	127,631
Asurion LLC 2021 Second Lien Term Loan B4 9.04% (1 mo. USD Term SOFR + 5.250%)(1)	01/20/29	14,215	14,233

			141,864

Internet — 0.4%
Arches Buyer, Inc. 2021 Term Loan B 7.02% (1 mo. USD Term SOFR + 3.250%)(1)	12/06/27	150,478	150,250
Barracuda Networks, Inc. 2022 Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	28,005	21,818
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(1)	12/12/29	101,986	102,241
Magnite, Inc. 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(1)	02/06/31	105,341	104,902
MH Sub I LLC 2023 Term Loan 7.92% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	46,455	42,307
MH Sub I LLC 2024 Term Loan B4 7.92% (1 mo. USD Term SOFR + 4.250%)(1)	12/31/31	72,847	59,891
Plano HoldCo, Inc. Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	10/02/31	99,250	94,288
PUG LLC 2024 Extended Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(1)	03/15/30	94,067	93,979
Red Ventures LLC 2024 Term Loan B 6.42% (1 mo. USD Term SOFR + 2.750%)(1)	03/04/30	47,432	42,956
TripAdvisor, Inc. Term Loan 6.42% (1 mo. USD Term SOFR + 2.750%)(1)	07/08/31	37,338	36,370
WatchGuard Technologies, Inc. Term Loan 8.92% (1 mo. USD Term SOFR + 5.250%)(1)	07/02/29	99,742	99,867

			848,869

Investment Companies — 0.0%
FinCo I LLC 2025 Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/27/29	100,000	100,081

Leisure Time — 0.0%
MajorDrive Holdings IV LLC Term Loan B 7.93% (3 mo. USD Term SOFR + 4.000%)(1)	06/01/28	5,116	4,886
Sabre GLBL, Inc. 2024 Term Loan B1 9.77% (1 mo. USD Term SOFR + 6.000%)(1)	11/15/29	15,085	12,002

			16,888

Lodging — 0.3%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	11/08/30	343,841	345,990
Station Casinos LLC 2024 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	03/14/31	122,422	122,675
Wyndham Hotels & Resorts, Inc. 2024 Term Loan 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	05/24/30	99,747	100,102

			568,767

Machinery-construction & Mining — 0.0%
Terex Corp. 2025 Term Loan 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	10/08/31	99,749	100,144

			100,144

Machinery-diversified — 0.0%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.23% (3 mo. USD Term SOFR + 5.350%)(1)	10/15/29	11,385	11,609
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.14% (3 mo. USD Term SOFR + 4.000%)(1)	10/15/29	38,180	25,008

			36,617

Media — 0.5%
Charter Communications Operating LLC 2024 Term Loan B5 5.91% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	887,194	887,096

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.05% (6 mo. USD Term SOFR + 3.175%)(1)	03/31/31	$150,000	$147,703
Ziggo Financing Partnership 2025 Term Loan B 7.03% (6 mo. USD Term SOFR + 3.250%)(1)	01/15/33	118,685	117,449

			1,152,248

Miscellaneous Manufacturers — 0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.48% (3 mo. USD Term SOFR + 4.750%)(1)	06/14/32	175,577	176,455

Office/business Equipment — 0.1%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(1)	11/19/29	245,421	191,165

Packaging & Containers — 0.0%
Balcan Innovations, Inc. Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(1)	10/18/31	44,377	34,282
BradyPlus Holdings LLC 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	12/29/32	46,246	46,053

			80,335

Pharmaceuticals — 0.1%
Elanco Animal Health, Inc. 2025 Term Loan B 5.45% (1 mo. USD Term SOFR + 1.750%)(1)	10/31/32	100,000	100,137
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	45,152	45,334

			145,471

Pipelines — 0.0%
ITT Holdings LLC 2025 Repriced Term Loan B 0.00%(11)	10/11/30	99,749	99,843

REIT — 1.1%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.50% (3 mo. USD Term SOFR + 0.850%)(1)	03/01/29	565,051	557,988
Healthpeak Properties, Inc. Term Loan A1 4.51% (1 mo. USD Term SOFR + 0.840%)(1)	08/20/27	279,976	277,876
Healthpeak Properties, Inc. Term Loan A2 4.51% (1 mo. USD Term SOFR + 0.840%)(1)	02/22/27	279,976	277,876
Invitation Homes Operating Partnership LP 2024 Term Loan 4.63% (1 mo. USD Term SOFR + 0.850%)(1)	09/09/28	796,509	796,509
Iron Mountain, Inc. 2022 Term Loan A 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	03/18/30	341,250	338,691
OEG Borrower LLC 2024 Term Loan B 7.20% (3 mo. USD Term SOFR + 3.500%)(1)	06/30/31	99,747	100,267

			2,349,207

Retail — 0.4%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/20/30	114,582	114,467
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.29% (1 mo. USD Term SOFR + 3.500%)(1)	03/31/28	99,739	99,739
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.13% (3 mo. USD Term SOFR + 3.250%)(1)	11/01/31	51,456	46,118
KFC Holding Co. 2021 Term Loan B 5.54% (1 mo. USD Term SOFR + 1.750%)(1)	03/15/28	79,454	79,876
Pacific Bells LLC 2024 Repriced Term Loan B 7.42% (3 mo. USD Term SOFR + 3.750%)(1)	11/13/28	99,750	100,207
Peer Holding III BV 2025 USD Term Loan B5B 6.17% (3 mo. USD Term SOFR + 2.500%)(1)	07/01/31	95,038	95,145
QXO, Inc. 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	04/30/32	100,000	100,312
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.69% (1 mo. USD Term SOFR + 2.000%)(1)	11/03/32	143,749	143,570
Tacala LLC 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(1)	01/31/31	33,899	34,027

			813,461

Software — 0.7%
Boxer Parent Co., Inc. 2025 USD Term Loan B 6.82% (3 mo. USD Term SOFR + 3.000%)(1)	07/30/31	99,749	96,258
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	12/29/28	21,202	13,331
Cloud Software Group, Inc. 2025 Term Loan B (2031) 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	03/21/31	99,750	97,007
Cloudera, Inc. 2021 Term Loan 7.52% (1 mo. USD Term SOFR + 3.750%)(1)	10/08/28	99,740	86,109
Darktrace PLC 1st Lien Term Loan 6.90% (3 mo. USD Term SOFR + 3.250%)(1)	10/09/31	99,749	97,483

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
DTI Holdco, Inc. 2025 Term Loan B 7.67% (1 mo. USD Term SOFR + 4.000%)(1)	04/26/29		$115,646	$108,654
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	01/30/32		29,687	29,103
Open Text Corp. 2023 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	01/31/30		138,148	136,344
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00% (11)	12/17/27		75,990	67,947
Playtika Holding Corp. 2021 Term Loan B1 6.54% (1 mo. USD Term SOFR + 2.750%)(1)	03/13/28		198,438	193,019
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)	10/26/30		148,268	138,261
Quartz Acquireco LLC 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	06/28/30		215,592	209,124
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.67% (3 mo. USD Term SOFR + 4.000%)(1)	04/05/30		83,763	71,199
SolarWinds Holdings, Inc. 2025 Term Loan 7.70% (3 mo. USD Term SOFR + 4.000%)(1)	04/16/32		99,750	92,767
SonarSource Financing LLC Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(1)	12/19/30		16,623	16,041

				1,452,647

Telecommunications — 0.0%
GOGO Intermediate Holdings LLC Term Loan B 0.00%(11)	04/30/28		73,147	65,229
Zayo Group Holdings, Inc. 2025 USD Term Loan 6.79% (1 mo. USD Term SOFR + 3.000%)(1)	03/11/30		18,767	18,096

				83,325

Total Bank Loans (Cost: $15,803,025)				15,734,142

Total Fixed Income Securities (Cost: $227,747,440)				227,301,310

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.1%
Davide Campari-Milano NV (Italy) 2.38%(7)	01/17/29	EUR	200,000	232,848

Commercial Services — 0.1%
Worldline SA (France) 0.00%(7),(12)	07/30/26	EUR	97,818	116,105

Engineering & Construction — 0.0%
Cellnex Telecom SA 0.75%(7)	11/20/31	EUR	100,000	107,485

Total Convertible Corporate Bonds (Cost: $408,567)				456,438

Total Convertible Securities (Cost: $408,567)				456,438

COMMON STOCK — (0.1%)

Security		Shares

Health Care-Services — 0.1%
ModivCare, Inc.(13)			30,082	200,542

Total Common Stock (Cost: $195,533)				200,542

INVESTMENT COMPANIES — 1.6%
TCW Private Asset Income Fund — I Class(13),(14)			347,821	3,481,693

Total Investment Companies (Cost: $3,477,805)				3,481,693

MONEY MARKET INVESTMENTS — 13.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(15)			1,050,475	1,050,475
TCW Central Cash Fund, 3.65%(14),(15)			27,458,125	27,458,125

Total Money Market Investments (Cost: $28,508,600)				28,508,600

PURCHASED OPTIONS(16) (0.0%) (Cost: $62,514)				9,522

Total Investments (120.9%) (Cost: $260,400,459)				259,958,105
Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)(17)				(254)
Liabilities In Excess Of Other Assets (-20.9%)				(44,986,365)

Net Assets (100.0%)				$214,971,486

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
46	U.S. Long Bond Futures	03/20/26	$5,342,643	$5,295,750	$(46,893)
80	U.S. Ultra Long Bond Futures	03/20/26	9,569,863	9,395,000	(174,863)
282	5-Year U.S. Treasury Note Futures	03/31/26	30,824,813	30,718,172	(106,641)
64	2-Year U.S. Treasury Note Futures	03/31/26	13,359,737	13,343,500	(16,237)
42	10-Year U.S. Treasury Note Futures	03/20/26	4,782,826	4,794,563	11,737

			$63,879,882	$63,546,985	$(332,897)

Short Futures
8	3-Year Australian Bond Futures	03/16/26	$(585,732)	$(583,710)	$2,022
30	10-Year Australian Bond Futures	03/16/26	(2,287,917)	(2,280,237)	7,680
1	30-Year Euro-Buxl Futures	03/06/26	(129,818)	(130,246)	(428)
19	Euro Schatz Futures	03/06/26	(2,406,396)	(2,407,676)	(1,280)
7	Euro-Bobl Futures	03/06/26	(964,273)	(967,565)	(3,292)
21	Euro-Bund Futures	03/06/26	(3,192,743)	(3,190,451)	2,292
3	Long Gilt Futures	03/27/26	(373,563)	(372,944)	619

			$(9,940,442)	$(9,932,829)	$7,613

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(18)
Goldman Sachs & Co.	EUR	101,893	04/01/26	$118,945	$121,542	$2,597

				$118,945	$121,542	$2,597

SELL(19)
Bank of America	AUD	3,273,571	04/01/26	$2,197,434	$2,292,927	$(95,493)
Citibank N.A.	AUD	100,731	04/01/26	67,832	70,556	(2,724)
Bank of America	EUR	3,897,459	04/01/26	4,588,054	4,649,046	(60,992)
Barclays Capital	EUR	90,523	04/01/26	105,403	107,980	(2,577)
JP Morgan Chase Bank	EUR	101,475	04/01/26	119,347	121,043	(1,696)
Goldman Sachs & Co.	EUR	383,623	04/01/26	450,838	457,601	(6,763)
JP Morgan Chase Bank	GBP	140,027	04/01/26	189,416	192,138	(2,722)
Goldman Sachs & Co.	GBP	78,266	04/01/26	105,555	107,393	(1,838)
Bank of America	GBP	101,129	04/01/26	139,060	138,764	296

				$7,962,939	$8,137,448	$(174,509)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	3/31/26	13,692,000	13,692,000	$108	$22,961	$(22,853)
5-Year Interest Rate Swap	Goldman Sachs International	4.22	3/31/26	5,717,000	5,717,000	340	25,555	(25,215)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.11	4/30/26	4,210,000	4,210,000	1,619	2,947	(1,328)
5-Year Interest Rate Swap	Goldman Sachs & Co.	4.11	4/30/26	4,210,000	4,210,000	1,619	2,736	(1,117)
5-Year Interest Rate Swap	JP Morgan Chase Bank	4.11	5/27/26	4,210,000	4,210,000	2,951	4,105	(1,154)

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
5-Year Interest Rate Swap	Goldman Sachs & Co.	4.12	5/27/26	4,210,000	4,210,000	$2,885	$4,210	$(1,325)

Total Swaptions						$9,522	$62,514	$(52,992)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $44,466,353 or 20.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $6,718,609 or 3.1% of net assets.
(8)	Perpetual maturity.
(9)	Restricted security (Note10).
(10)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(11)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(12)	Security is not accruing interest.
(13)	Non-income producing security.
(14)	Affiliated issuer.
(15)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(16)	See options table for description of purchased options.
(17)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Core Plus Bond ETF transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at November 1, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$16,629,548	$80,528,577	$69,700,000	27,458,125	$27,458,125	$127,107	$—	$—	$—
TCW Private Asset Income Fund — Share Class I	3,399,555	82,056	—	347,821	3,481,693	81,619	—	—	82

Total					$30,939,818	$208,726	$—	$—	$82

TCW Core Plus Bond ETF

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$73,584,269	$—	$73,584,269
Corporate Bonds	—	56,852,899	—	56,852,899
U.S. Treasury Securities	—	34,294,748	—	34,294,748
Asset-Backed Securities	—	20,621,815	1,549,130	22,170,945
Bank Loans	—	15,734,142	—	15,734,142
Residential Mortgage-Backed Securities — Non-Agency	—	11,849,912	—	11,849,912
Commercial Mortgage-Backed Securities — Non-Agency	—	7,671,285	—	7,671,285
Foreign Government Bonds	—	3,891,863	—	3,891,863
Municipal Bonds	—	1,251,247	—	1,251,247

Total Fixed Income Securities	—	225,752,180	1,549,130	227,301,310

Convertible Securities
Convertible Corporate Bonds	—	456,438	—	456,438
Equity Securities
Money Market Investments	28,508,600	—	—	28,508,600
Investment Companies	—	3,481,693	—	3,481,693
Common Stock	—	200,542	—	200,542

Total Equity Securities	28,508,600	3,682,235	—	32,190,835

Swaptions
Purchased Swaptions — OTC	9,074	448	—	9,522
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$(254)	$—	$(254)

Total Investments	$28,517,674	$229,891,047	$1,549,130	$259,957,851

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,893	—	2,893
Futures Contracts
Interest Rate Risk	24,350	—	—	24,350

Total	$28,542,024	$229,893,940	$1,549,130	$259,985,094

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(349,634)	$—	$—	$(349,634)
Forward Currency Contracts
Foreign Currency Risk	—	(174,805)	—	(174,805)

Total	$(349,634)	$(174,805)	$—	$(524,439)

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 95.0% of Net Assets
ASSET-BACKED SECURITIES — 0.1%
Skyline Aviation, Inc. Class A 3.23%(1)	07/03/38	$32,031	$30,309

Total Asset-Backed Securities (Cost: $32,031)			30,309

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F) 2.19% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	16,671	1,205
Federal National Mortgage Association REMICS Series 2012-128, Class UA 2.50%	06/25/42	6,926	6,204

Total Residential Mortgage-Backed Securities — Agency (Cost: $15,173)			7,409

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.0%
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.59%(3)	09/10/47	27,997	—

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $14,070)			—

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%
Government National Mortgage Association Series 2009-111, Class IO (I/O) 0.00%(3),(4)	09/16/51	384,734	3,911
Government National Mortgage Association Series 2012-144, Class IO (I/O) 0.35%(3)	01/16/53	101,028	1,172

Total Commercial Mortgage-Backed Securities — Agency (Cost: $15,232)			5,083

CORPORATE BONDS — 83.1%
Aerospace & Defense — 1.8%
Boeing Co.
5.81%	05/01/50	75,000	74,077
5.93%	05/01/60	12,000	11,818
6.53%	05/01/34	58,000	64,182
Lockheed Martin Corp.
4.80%	08/15/34	235,000	237,660
5.20%	02/15/55	5,000	4,726
Northrop Grumman Corp.
5.15%	05/01/40	5,000	4,994
5.20%	06/01/54	65,000	61,257
RTX Corp. 6.40%	03/15/54	105,000	115,830

			574,544

Agriculture — 0.9%
Altria Group, Inc.
3.70%	02/04/51	5,000	3,533
4.88%	02/04/28	45,000	45,815
BAT Capital Corp. (United Kingdom) 4.39%	08/15/37	230,000	211,133
Imperial Brands Finance PLC (United Kingdom) 4.50%(5)	06/30/28	30,000	30,274

			290,755

Airlines — 0.6%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29	16,778	16,201
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	39,576	35,392
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34	20,184	19,277
United Airlines Pass-Through Trust Series 2016-2, Class AA 2.88%	04/07/30	6,022	5,812
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37	122,935	128,630

			205,312

Auto Manufacturers — 0.3%
Volkswagen Group of America Finance LLC (Germany)
5.65%(5)	03/25/32	17,000	17,647
5.80%(5)	03/27/35	65,000	67,234

			84,881

Banks — 15.2%
Bank of America Corp. 1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31	30,000	26,846
2.09% (1 day USD SOFR + 1.060%)(2)	06/14/29	55,000	52,571
2.69% (1 day USD SOFR + 1.320%)(2)	04/22/32	680,000	623,642
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35	140,000	145,277
Bank of New York Mellon Corp. 5.83% (1 day USD SOFR Index + 2.074%)(2)	10/25/33	235,000	252,519
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27	15,000	14,865
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	270,000	241,758
2.57% (1 day USD SOFR + 2.107%)(2)	06/03/31	50,000	46,351
2.98% (1 day USD SOFR + 1.422%)(2)	11/05/30	1,000	954
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36	135,000	137,669
Goldman Sachs Group, Inc.
1.99% (1 day USD SOFR + 1.090%)(2)	01/27/32	535,000	474,861
2.60%	02/07/30	80,000	75,125
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35	50,000	50,019
HSBC Holdings PLC (United Kingdom) 2.80% (1 day USD SOFR + 1.187%)(2)	05/24/32	70,000	64,081
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	5,000	5,000
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32	95,000	84,623
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29	115,000	109,997
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32	600,000	540,726
2.96% (1 day USD SOFR + 1.260%)(2)	01/25/33	150,000	137,572
3.90% (3 mo. USD Term SOFR + 1.482%)(2)	01/23/49	48,000	38,185
Lloyds Banking Group PLC (United Kingdom) 1.63% (1 yr. CMT + 0.850%)(2)	05/11/27	10,000	9,935

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
Morgan Stanley
1.59% (1 day USD SOFR + 0.879%)(2)	05/04/27		$25,000	$24,843
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		240,000	210,955
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32		305,000	270,633
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36		155,000	161,257
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28		15,000	15,045
4.47% (1 day USD SOFR + 0.770%)(2)	07/06/28		5,000	5,033
PNC Financial Services Group, Inc.
5.22% (1 day USD SOFR + 1.072%)(2)	01/29/31		105,000	108,456
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35		70,000	73,461
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34		35,000	39,318
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		140,000	140,531
5.42% (1 day USD SOFR + 1.411%)(2)	02/12/36		35,000	36,220
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		30,000	29,380
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		560,000	522,256
5.24% (1 day USD SOFR + 1.110%)(2)	01/24/31		20,000	20,669
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		70,000	72,644

				4,863,277

Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.90%	02/01/46		205,000	189,240
Bacardi Ltd.
4.70%(5)	05/15/28		50,000	50,442
5.30%(5)	05/15/48		25,000	22,397
Becle SAB de CV (Mexico) 2.50%(5)	10/14/31		90,000	78,199
Coca-Cola Co. 4.65%	08/14/34		170,000	173,053
Constellation Brands, Inc. 2.25%	08/01/31		95,000	84,550
Diageo Investment Corp. (United Kingdom) 5.63%	04/15/35		200,000	210,966
JDE Peet’s NV (Netherlands) 2.25%(5)	09/24/31		25,000	21,793

				830,640

Biotechnology — 1.7%
Amgen, Inc.
4.40%	05/01/45		5,000	4,296
4.88%	03/01/53		10,000	8,802
5.65%	03/02/53		195,000	191,917
5.75%	03/02/63		10,000	9,781
Biogen, Inc. 5.75%	05/15/35		65,000	68,299
Gilead Sciences, Inc.
2.60%	10/01/40		80,000	58,949
5.10%	06/15/35		90,000	92,107
Illumina, Inc. 2.55%	03/23/31		20,000	18,177
Royalty Pharma PLC 1.75%	09/02/27		95,000	91,735

				544,063

Chemicals — 0.1%
International Flavors & Fragrances, Inc. 5.00%	09/26/48		40,000	35,592
Solvay Finance America LLC (Belgium) 5.85%(5)	06/04/34		10,000	10,468

				46,060

Commercial Services — 0.7%
Global Payments, Inc.
4.45%	06/01/28		30,000	30,129
5.30%	08/15/29		75,000	76,831
RELX Capital, Inc. (United Kingdom) 4.00%	03/18/29		10,000	9,979
Rollins, Inc. 5.25%	02/24/35		105,000	106,614

				223,553

Computers — 2.1%
Apple, Inc. 2.65%	02/08/51		230,000	142,168
Booz Allen Hamilton, Inc. 5.95%	04/15/35		75,000	77,148
Dell International LLC/EMC Corp.
4.50%	02/15/31		120,000	119,695
5.00%	04/01/30		105,000	107,476
Gartner, Inc. 4.95%	03/20/31		70,000	70,342
International Business Machines Corp. 5.20%	02/10/35		155,000	158,469

				675,298

Cosmetics/Personal Care — 0.2%
Kenvue, Inc. 4.90%	03/22/33		70,000	71,331

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28		15,000	14,555
3.30%	01/30/32		128,000	118,459
3.88%	01/23/28		4,000	3,990
Air Lease Corp. 3.63%	12/01/27		34,000	33,713
American Express Co.
4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		65,000	65,890
6.49% (1 day USD SOFR + 1.940%)(2)	10/30/31		90,000	98,061
Avolon Holdings Funding Ltd. (Ireland)
2.53%(5)	11/18/27		2,000	1,945
2.75%(5)	02/21/28		10,000	9,708
Blackrock, Inc. 3.75%	07/18/35	EUR	100,000	121,386
Capital One Financial Corp.
3.27% (1 day USD SOFR + 1.790%)(2)	03/01/30		10,000	9,702
6.70%	11/29/32		10,000	11,035
LSEGA Financing PLC (United Kingdom) 2.00%(5)	04/06/28		20,000	19,176
Mastercard, Inc. 4.55%	01/15/35		140,000	139,066

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Diversified Financial Services (Continued)
Raymond James Financial, Inc. 3.75%	04/01/51		$110,000	$81,544

				728,230

Electric — 9.2%
AEP Transmission Co. LLC
2.75%	08/15/51		240,000	147,919
3.65%	04/01/50		5,000	3,704
Alabama Power Co.
5.10%	04/02/35		225,000	230,022
5.50%	03/15/41		9,000	9,043
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		95,000	94,410
Alliant Energy Finance LLC 1.40%(5)	03/15/26		60,000	59,781
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		95,000	95,041
Arizona Public Service Co. 3.35%	05/15/50		15,000	10,365
6.35%	12/15/32		110,000	120,055
Ausgrid Finance Pty. Ltd. 5.95%(6)	12/10/35	AUD	20,000	13,965
Baltimore Gas & Electric Co. 2.90%	06/15/50		98,000	62,650
Black Hills Corp. 4.35%	05/01/33		15,000	14,505
CenterPoint Energy Houston Electric LLC 5.15%	03/01/34		130,000	133,145
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		70,000	70,566
Cleco Power LLC 5.30%(5)	01/15/36		105,000	105,652
Commonwealth Edison Co. 6.45%	01/15/38		5,000	5,575
Consolidated Edison Co. of New York, Inc.
3.88%	06/15/47		35,000	27,238
6.15%	11/15/52		30,000	31,526
Dominion Energy, Inc. 6.20% (5 yr. CMT + 2.006%)(2)	02/15/56		80,000	80,352
Duke Energy Carolinas LLC
3.75%	06/01/45		70,000	55,200
3.88%	03/15/46		95,000	75,208
Duke Energy Progress LLC 5.05%	03/15/35		280,000	283,816
Electricite de France SA 2.00%(6)	12/09/49	EUR	100,000	71,255
Entergy Corp. 6.10% (5 yr. CMT + 2.013%)(2)	06/15/56		35,000	35,008
Evergy Kansas Central, Inc. 5.70%	03/15/53		10,000	9,976
FirstEnergy Transmission LLC 5.45%(5)	07/15/44		120,000	115,987
Florida Power & Light Co.
5.30%	06/15/34		320,000	334,250
5.60%	06/15/54		15,000	15,050
Indianapolis Power & Light Co. 5.70%(5)	04/01/54		5,000	4,977
International Transmission Co. 4.63%	08/15/43		105,000	93,530
Interstate Power & Light Co. 2.30%	06/01/30		30,000	27,680
MidAmerican Energy Co. 5.85%	09/15/54		55,000	56,460
Narragansett Electric Co. 3.40%(5)	04/09/30		10,000	9,637
NSW Electricity Networks Finance Pty. Ltd. 6.30% (3 mo. AUD Bank Bill Swap + 2.200%)(2),(6)	11/20/55	AUD	20,000	13,880
Oncor Electric Delivery Co. LLC
4.60%	06/01/52		50,000	42,192
5.35%(5)	04/01/35		85,000	87,274
PacifiCorp 4.13%	01/15/49		40,000	30,037
Public Service Co. of Oklahoma 5.45%	01/15/36		65,000	66,520
Tucson Electric Power Co. 3.25%	05/01/51		10,000	6,733
Virginia Electric & Power Co.
2.45%	12/15/50		102,000	58,714
3.80%	09/15/47		10,000	7,680
Vistra Operations Co. LLC 5.70%(5)	12/30/34		75,000	77,009
WEC Energy Group, Inc. 5.63% (5 yr. CMT + 1.905%)(2)	05/15/56		10,000	10,055
Xcel Energy, Inc. 4.80%	09/15/41		35,000	32,089

				2,935,731

Electronics — 0.5%
Amphenol Corp. 4.63%(7)	02/15/36		70,000	68,429
Hubbell, Inc. 4.80%(7)	11/15/35		95,000	94,007

				162,436

Engineering & Construction — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.63%(5)	04/28/26		5,000	4,991
5.90%(6)	04/19/34	AUD	40,000	28,163

				33,154

Entertainment — 0.2%
Flutter Treasury DAC (Ireland) 5.88%(5)	06/04/31		65,000	66,084

Environmental Control — 0.2%
Waste Management, Inc. 4.95%	03/15/35		75,000	75,952

Food — 1.0%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. Sarl
4.38%	02/02/52		67,000	52,322
5.75%	04/01/33		65,000	67,810
Kraft Heinz Foods Co. 4.63%	10/01/39		10,000	9,045
Pilgrim’s Pride Corp. 3.50%	03/01/32		130,000	120,394
Smithfield Foods, Inc. 2.63%(5)	09/13/31		75,000	66,506

				316,077

Gas — 1.3%
Boston Gas Co. 3.76%(5)	03/16/32		80,000	76,032
KeySpan Gas East Corp. 3.59%(5)	01/18/52		25,000	16,782
5.82%(5)	04/01/41		40,000	40,383

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Gas (Continued)
NiSource, Inc.
5.40%	06/30/33		$140,000	$144,861
5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		40,000	40,273
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		60,000	62,842
Southern Co. Gas Capital Corp.
4.40%	06/01/43		10,000	8,616
5.88%	03/15/41		15,000	15,499

				405,288

Health Care-Products — 3.3%
Alcon Finance Corp. 2.60%(5)	05/27/30		140,000	130,504
Baxter International, Inc. 3.95%	04/01/30		110,000	107,548
GE HealthCare Technologies, Inc. 5.86%	03/15/30		175,000	184,782
Medline Borrower LP 3.88%(5)	04/01/29		160,000	156,661
Revvity, Inc. 2.55%	03/15/31		25,000	22,709
Smith & Nephew PLC (United Kingdom) 2.03%	10/14/30		30,000	26,999
STERIS Irish FinCo UnLtd Co. 2.70%	03/15/31		15,000	13,861
Stryker Corp. 4.70%	02/10/28		150,000	152,358
Thermo Fisher Scientific, Inc. 5.09%	08/10/33		170,000	175,787
VSP Optical Group, Inc. 5.45%(5)	12/01/35		75,000	75,252

				1,046,461

Health Care-Services — 4.7%
Barnabas Health, Inc. 4.00%	07/01/28		5,000	4,984
Centene Corp. 3.00%	10/15/30		123,000	110,157
Children’s Hospital Medical Center 2.82%	11/15/50		20,000	12,440
Cigna Group
5.25%	01/15/36		120,000	121,663
5.40%	03/15/33		85,000	88,385
CommonSpirit Health 2.78%	10/01/30		15,000	13,973
Elevance Health, Inc.
5.00%	01/15/36		120,000	119,028
5.20%	02/15/35		120,000	121,775
HCA, Inc.
3.50%	07/15/51		100,000	67,858
5.25%	06/15/49		40,000	36,225
Health Care Service Corp. A Mutual Legal Reserve Co. 5.45%(5)	06/15/34		70,000	71,350
Humana, Inc. 5.38%	04/15/31		160,000	163,970
IQVIA, Inc. 6.25%	02/01/29		10,000	10,528
Mass General Brigham, Inc. 3.34%	07/01/60		10,000	6,564
Sharp HealthCare 2.68%	08/01/50		50,000	30,931
UnitedHealth Group, Inc.
3.70%	08/15/49		10,000	7,379
4.25%	04/15/47		15,000	12,295
5.15%	07/15/34		395,000	403,066
5.63%	07/15/54		60,000	58,435
Universal Health Services, Inc. 1.65%	09/01/26		40,000	39,421
West Virginia United Health System Obligated Group 3.13%	06/01/50		35,000	22,511

				1,522,938

Insurance — 3.3%
Allstate Corp. 3.85%	08/10/49		20,000	15,187
Aon Corp./Aon Global Holdings PLC 3.90%	02/28/52		115,000	86,295
Arthur J Gallagher & Co.
3.05%	03/09/52		15,000	9,454
6.50%	02/15/34		85,000	93,565
Athene Global Funding
1.61%(5)	06/29/26		15,000	14,846
1.99%(5)	08/19/28		10,000	9,435
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(2),(5)	11/01/57		35,000	29,455
Guardian Life Insurance Co. of America 3.70%(5)	01/22/70		45,000	30,154
Metropolitan Life Global Funding I 3.30%(5)	03/21/29		230,000	224,540
MMI Capital Trust I 7.63%	12/15/27		25,000	26,396
New York Life Global Funding 4.55%(5)	01/28/33		340,000	337,994
NLG Global Funding 4.35%(5)	09/15/30		40,000	39,679
Teachers Insurance & Annuity Association of America 3.30%(5)	05/15/50		100,000	68,965
Willis North America, Inc. 5.35%	05/15/33		70,000	71,982

				1,057,947

Internet — 3.0%
Alphabet, Inc.
3.00%	05/06/33	EUR	100,000	117,072
4.70%	11/15/35		85,000	84,624
5.25%	05/15/55		40,000	38,141
Amazon.com, Inc.
3.95%	04/13/52		135,000	105,297
5.45%	11/20/55		115,000	112,020
AppLovin Corp.
5.50%	12/01/34		85,000	87,111
Meta Platforms, Inc.
4.88%	11/15/35		60,000	59,324
5.40%	08/15/54		70,000	64,539
5.60%	05/15/53		90,000	85,447
5.63%	11/15/55		85,000	80,816
Uber Technologies, Inc.
4.80%	09/15/34		130,000	129,285

				963,676

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd. 5.38%	01/15/36		85,000	85,169

Lodging — 0.5%
Choice Hotels International, Inc. 5.85%	08/01/34		40,000	40,976
Hyatt Hotels Corp.
5.05%	03/30/28		50,000	50,961
5.50%	06/30/34		10,000	10,319

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Lodging (Continued)
Las Vegas Sands Corp. 6.00%	06/14/30		$65,000	$67,839

				170,095

Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52		235,000	153,457
4.80%	03/01/50		30,000	22,741
5.38%	05/01/47		37,000	30,599
Comcast Corp.
3.97%	11/01/47		60,000	45,146
4.00%	11/01/49		90,000	66,575
4.40%	08/15/35		130,000	123,736
Cox Communications, Inc. 2.60%(5)	06/15/31		85,000	75,975
Fox Corp. 6.50%	10/13/33		40,000	43,978
Time Warner Cable LLC 5.50%	09/01/41		18,000	15,790

				577,997

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	60,000	40,972

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp. 3.28%	12/01/28		25,000	24,356

Oil & Gas — 0.2%
Aker BP ASA (Norway) 3.10%(5)	07/15/31		80,000	73,567

Packaging & Containers — 1.0%
Amcor Finance USA, Inc. 5.63%	05/26/33		145,000	151,680
Amcor Flexibles North America, Inc. 2.63%	06/19/30		5,000	4,664
AptarGroup, Inc. 4.75%	03/30/31		70,000	70,431
CCL Industries, Inc. (Canada) 3.05%(5)	06/01/30		25,000	23,550
Sealed Air Corp. 1.57%(5)	10/15/26		20,000	19,673
Smurfit Kappa Treasury ULC 5.44%	04/03/34		35,000	36,137
Sonoco Products Co. 3.13%	05/01/30		25,000	23,686

				329,821

Pharmaceuticals — 5.1%
AbbVie, Inc.
4.40%	11/06/42		100,000	89,105
5.20%	03/15/35		150,000	154,689
Bayer U.S. Finance II LLC (Germany)
4.38%(5)	12/15/28		10,000	10,034
4.88%(5)	06/25/48		107,000	91,424
Becton Dickinson & Co. 4.30%	08/22/32		50,000	49,249
Bristol-Myers Squibb Co. 5.20%	02/22/34		120,000	124,253
CVS Health Corp.
5.05%	03/25/48		133,000	116,952
5.30%	06/01/33		178,000	182,555
Elanco Animal Health, Inc. 6.65%	08/28/28		5,000	5,215
Eli Lilly & Co. 4.90%	10/15/35		250,000	253,087
EMD Finance LLC (Germany) 5.00%(5)	10/15/35		80,000	79,904
Johnson & Johnson
3.40%	01/15/38		75,000	65,727
5.00%	03/01/35		65,000	67,454
Merck & Co., Inc.
4.75%	12/04/35		15,000	14,874
5.00%	05/17/53		120,000	109,684
Pfizer Investment Enterprises Pte. Ltd. 4.75%	05/19/33		95,000	96,028
Takeda Pharmaceutical Co. Ltd. (Japan) 5.30%	07/05/34		85,000	87,398
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		40,000	41,438

				1,639,070

Pipelines — 2.1%
Columbia Pipelines Operating Co. LLC 6.04%(5)	11/15/33		135,000	144,214
Energy Transfer LP
5.00%	05/15/50		195,000	164,904
6.13%	12/15/45		7,000	6,968
Kinder Morgan Energy Partners LP 6.95%	01/15/38		5,000	5,677
Kinder Morgan, Inc. 7.80%	08/01/31		5,000	5,803
NGPL PipeCo LLC
3.25%(5)	07/15/31		50,000	46,110
4.88%(5)	08/15/27		10,000	10,052
Pipeline Funding Co. LLC 7.50%(5)	01/15/30		22,932	23,530
Plains All American Pipeline LP/PAA Finance Corp. 4.50%	12/15/26		13,000	13,043
Sabine Pass Liquefaction LLC 4.20%	03/15/28		103,000	103,278
Southern Natural Gas Co. LLC 4.80%(5)	03/15/47		40,000	35,090
TransCanada PipeLines Ltd. (Canada) 4.63%	03/01/34		110,000	107,457
Williams Cos., Inc. 3.50%	10/15/51		15,000	10,438

				676,564

Real Estate — 0.1%
Vonovia SE (Germany) 5.72%(6)	09/03/35	AUD	40,000	27,009

REIT — 3.4%
American Assets Trust LP 3.38%	02/01/31		55,000	50,198
American Homes 4 Rent LP 2.38%	07/15/31		55,000	49,107
American Tower Corp.
2.70%	04/15/31		261,000	240,102
4.70%	12/15/32		40,000	40,051
Boston Properties LP 2.55%	04/01/32		10,000	8,744
Crown Castle, Inc. 3.30%	07/01/30		105,000	99,703
CubeSmart LP 4.38%	02/15/29		15,000	15,062

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
REIT (Continued)
Digital Realty Trust LP 3.60%	07/01/29		$15,000	$14,728
DOC Dr. LLC 2.63%	11/01/31		10,000	8,991
Equinix, Inc. 2.50%	05/15/31		45,000	40,787
Essex Portfolio LP
2.65%	03/15/32		5,000	4,459
5.50%	04/01/34		15,000	15,465
Extra Space Storage LP 2.20%	10/15/30		25,000	22,656
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32		22,000	19,933
4.00%	01/15/30		55,000	53,515
Healthcare Realty Holdings LP 3.63%	01/15/28		30,000	29,703
Host Hotels & Resorts LP
3.50%	09/15/30		30,000	28,590
5.70%	06/15/32		35,000	36,540
Hudson Pacific Properties LP 3.95%	11/01/27		10,000	9,608
Invitation Homes Operating Partnership LP
5.50%	08/15/33		5,000	5,135
LXP Industrial Trust
2.38%	10/01/31		15,000	13,153
2.70%	09/15/30		10,000	9,173
NNN REIT, Inc. 5.60%	10/15/33		35,000	36,526
Piedmont Operating Partnership LP 2.75%	04/01/32		30,000	25,967
Realty Income Corp. 5.13%	04/15/35		45,000	45,738
VICI Properties LP 5.13%	05/15/32		75,000	75,493
Weyerhaeuser Co. 3.38%	03/09/33		10,000	9,145
WP Carey, Inc. 4.65%	07/15/30		75,000	75,504

				1,083,776

Retail — 2.0%
AutoZone, Inc. 5.13%	06/15/30		35,000	36,080
Home Depot, Inc. 4.95%	06/25/34		260,000	265,226
Lowe’s Cos., Inc. 5.75%	07/01/53		50,000	49,766
McDonald’s Corp.
4.20%	04/01/50		70,000	56,536
4.95%	03/03/35		130,000	131,338
Starbucks Corp. 4.80%	05/15/30		100,000	102,166

				641,112

Semiconductors — 1.4%
Broadcom, Inc. 2.60%	02/15/33		275,000	241,838
Intel Corp.
2.00%	08/12/31		5,000	4,397
3.05%	08/12/51		51,000	31,851
3.25%	11/15/49		115,000	74,842
5.70%	02/10/53		13,000	12,289
Micron Technology, Inc. 2.70%	04/15/32		50,000	45,064
Texas Instruments, Inc. 5.15%	02/08/54		50,000	47,426

				457,707

Software — 2.7%
Atlassian Corp. 5.50%	05/15/34		50,000	51,054
Cadence Design Systems, Inc. 4.70%	09/10/34		20,000	19,892
Constellation Software, Inc. (Canada) 5.46%(5)	02/16/34		125,000	125,898
Fiserv, Inc.
2.65%	06/01/30		25,000	23,105
5.25%	08/11/35		90,000	89,414
5.63%	08/21/33		35,000	35,998
Microsoft Corp. 2.92%	03/17/52		150,000	97,854
Open Text Corp. (Canada) 6.90%(5)	12/01/27		17,000	17,564
Oracle Corp. 3.95%	03/25/51		347,000	227,837
Paychex, Inc. 5.60%	04/15/35		125,000	129,686
Synopsys, Inc. 5.15%	04/01/35		30,000	30,425
Take-Two Interactive Software, Inc. 4.00%	04/14/32		15,000	14,551

				863,278

Telecommunications — 4.6%
AT&T, Inc.
3.55%	09/15/55		85,000	56,426
3.80%	12/01/57		153,000	105,272
Cisco Systems, Inc. 5.05%	02/26/34		230,000	236,035
Sprint Capital Corp. 8.75%	03/15/32		25,000	30,287
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(5)	09/20/29		249,750	251,516
T-Mobile USA, Inc.
2.55%	02/15/31		478,000	437,308
5.05%	07/15/33		5,000	5,082
5.13%	05/15/32		60,000	61,678
Verizon Communications, Inc. 4.50%	08/10/33		300,000	294,711

				1,478,315

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 5.00%	11/17/30		60,000	60,594

Transportation — 2.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(6)	09/02/30	AUD	40,000	24,790
Burlington Northern Santa Fe LLC
4.05%	06/15/48		15,000	12,152
5.50%	03/15/55		120,000	118,175
5.55%	03/15/56		45,000	44,478
CSX Corp. 4.90%	03/15/55		130,000	116,973
Norfolk Southern Corp. 4.55%	06/01/53		100,000	84,610
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	30,000	19,227
Union Pacific Corp.
2.97%	09/16/62		25,000	14,649
5.10%	02/20/35		225,000	231,574

				666,628

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Water — 0.1%
Essential Utilities, Inc. 5.30%	05/01/52		$50,000	$46,803

Total Corporate Bonds (Cost: $26,435,349)				26,666,521

MUNICIPAL BONDS — 0.6%
City of Los Angeles Department of Airports, Revenue Bonds 3.89%	05/15/38		15,000	13,942
County of Miami-Dade Aviation Revenue, Revenue Bonds 3.50%	10/01/31		15,000	14,332
Empire State Development Corp., Revenue Bonds
2.54%	03/15/34		5,000	4,361
2.54%	03/15/34		5,000	4,347
2.59%	03/15/35		20,000	17,244
Maryland Economic Development Corp., Revenue Bonds 5.43%	05/31/56		10,000	9,564
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
1.97%	02/01/33		20,000	17,060
3.73%	08/01/29		5,000	4,976
5.00%	02/01/51		40,000	40,638
5.00%	11/01/53		35,000	35,845
5.00%	05/01/54		30,000	30,690
Prosper Independent School District, General Obligation Unlimited 4.75%	02/15/55		25,000	25,365

Total Municipal Bonds (Cost: $225,607)				218,364

FOREIGN GOVERNMENT BONDS — 0.5%
New South Wales Treasury Corp. 4.75%(6)	02/20/37	AUD	100,000	65,941
Queensland Treasury Corp.
5.00%(6)	07/21/37	AUD	100,000	66,746
5.25%(6)	08/13/38	AUD	25,000	16,884
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	35,000	16,875

Total Foreign Government Bonds (Cost: $161,701)				166,446

U.S. TREASURY SECURITIES — 10.7%
U.S. Treasury Bonds 4.63%	11/15/55		1,488,000	1,425,574
U.S. Treasury Notes
3.50%	01/31/28		1,025,000	1,024,359
3.75%	01/31/31		167,000	166,592
4.00%	11/15/35		828,000	811,117

Total U.S. Treasury Securities (Cost: $3,467,550)				3,427,642

Total Fixed Income Securities (Cost: $30,366,713)				30,521,774

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%
Worldline SA (France) 0.00%(4),(6)	07/30/26	EUR	13,566	16,102

Total Convertible Securities (Cost: $14,819)				16,102

Security		Shares
MONEY MARKET INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(8)			152,570	152,570
TCW Central Cash Fund, 3.65%(8),(9)			2,313,635	2,313,635

Total Money Market Investments (Cost: $2,466,205)				2,466,205

Total Investments (102.8%) (Cost: $32,847,737)				33,004,081
Liabilities In Excess Of Other Assets (-2.8%)				(912,228)

Net Assets (100.0%)				$32,091,853

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
68	2-Year U.S. Treasury Note Futures	03/31/26	$14,188,712	$14,177,469	$(11,243)
3	10-Year U.S. Treasury Note Futures	03/20/26	344,556	342,469	(2,087)
1	Euro-Bobl Futures	03/06/26	137,431	138,224	793
1	U.S. Ultra Long Bond Futures	03/20/26	120,846	117,438	(3,408)
1	U.S. Long Bond Futures	03/20/26	116,144	115,125	(1,019)

			$14,907,689	$14,890,725	$(16,964)

Short Futures
5	3-Year Australian Bond Futures	03/16/26	$(365,970)	$(364,819)	$1,151
3	10-Year Australian Bond Futures	03/16/26	(228,816)	(228,024)	792
68	5-Year U.S. Treasury Note Futures	03/31/26	(7,424,145)	(7,407,219)	16,926
3	Euro-Bund Futures	03/06/26	(456,877)	(455,779)	1,098

			$(8,475,808)	$(8,455,841)	$19,967

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(10)
Bank of America	AUD	494,118	04/01/26	$331,602	$344,024	$(12,422)
Goldman Sachs & Co.	EUR	271,674	04/01/26	319,848	322,894	(3,046)

				$651,450	$666,918	$(15,468)

Notes to the Schedule of Investments:
AUD	Australian Dollar.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $3,277,314 or 10.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $344,735 or 1.1% of net assets.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(9)	Affiliated issuer.
(10)	Fund sells foreign currency, buys USD.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$662,635	$5,351,000	$3,700,000	2,313,635	$2,313,635	$11,583	$—	$—	$—

Total					$2,313,635	$11,583	$—	$—	$—

TCW Corporate Bond ETF

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$26,666,521	$—	$26,666,521
U.S. Treasury Securities	—	3,427,642	—	3,427,642
Municipal Bonds	—	218,364	—	218,364
Foreign Government Bonds	—	166,446	—	166,446
Asset-Backed Securities	—	—	30,309	30,309
Residential Mortgage-Backed Securities — Agency	—	7,409	—	7,409
Commercial Mortgage-Backed Securities — Agency	—	5,083	—	5,083
Commercial Mortgage-Backed Securities — Non-Agency	—	—	—	—

Total Fixed Income Securities	—	30,491,465	30,309	30,521,774

Convertible Securities
Convertible Corporate Bonds	—	16,102	—	16,102
Equity Securities
Money Market Investments	2,466,205	—	—	2,466,205

Total Investments	$2,466,205	$30,507,567	$30,309	$33,004,081

Asset Derivatives
Futures Contracts
Interest Rate Risk	20,760	—	—	20,760

Total	$2,486,965	$30,507,567	$30,309	$33,024,841

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(17,757)	$—	$—	$(17,757)
Forward Currency Contracts
Foreign Currency Risk	—	(15,468)	—	(15,468)

Total	$(17,757)	$(15,468)	$—	$(33,225)

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 104.2% of Net Assets
CORPORATE BONDS — 21.4%

Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. 7.13%(1)	02/15/31		$517,000	$539,360

Aerospace & Defense — 0.1%
General Electric Co.
4.54% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26		57,000	57,054
4.59% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		52,000	49,294
TransDigm, Inc.
6.00%(1)	01/15/33		1,665,000	1,697,467
6.38%(1)	05/31/33		1,827,000	1,861,896

				3,665,711

Agriculture — 0.1%
Altria Group, Inc. 4.88%	02/04/28		490,000	498,874
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27		44,000	43,733
BAT International Finance PLC (United Kingdom) 1.67%	03/25/26		83,000	82,718
Imperial Brands Finance PLC (United Kingdom)
4.50%(1)	06/30/28		2,955,000	2,981,949
6.13%(1)	07/27/27		195,000	200,546

				3,807,820

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		1,563,000	1,580,803
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		16,778	16,201
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33		2,209,062	1,975,498
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		50,461	48,192

				3,620,694

Apparel — 0.1%
Crocs, Inc. 4.13%(1)	08/15/31		2,535,000	2,323,378

Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC (Germany) 5.65%(1)	03/25/32		70,000	72,665
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR	1,200,000	1,664,899

				1,737,564

Auto Parts & Equipment — 0.1%
Forvia SE (France) 8.00%(1)	06/15/30		385,000	411,319
Robert Bosch GmbH (Germany) 4.38%(3)	06/02/43	EUR	600,000	708,948
ZF North America Capital, Inc. (Germany)
6.88%(1)	04/23/32		760,000	759,643
7.50%(1)	03/24/31		1,350,000	1,384,263

				3,264,173

Banks — 3.5%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27		5,000,000	4,947,800
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		2,835,000	2,536,985
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28		2,625,000	2,588,329
2.65% (1 day USD SOFR + 1.220%)(2)	03/11/32		225,000	206,518
2.97% (1 day USD SOFR + 1.330%)(2)	02/04/33		1,395,000	1,275,672
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28		685,000	677,664
4.38% (5 yr. CMT + 2.760%)(2),(4)	01/27/27		100,000	99,550
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35		1,235,000	1,281,547
Citibank NA
4.88% (1 day USD SOFR + 0.712%)(2)	11/19/27		5,000,000	5,035,550
4.91%	05/29/30		2,000,000	2,053,160
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32		510,000	456,654
6.63% (5 yr. CMT + 3.001%)(2),(4)	02/15/31		3,075,000	3,130,042
Goldman Sachs Bank USA/New York NY 5.28% (1 day USD SOFR + 0.777%)(2)	03/18/27		2,000,000	2,003,020
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		5,000	4,926
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		325,000	320,187
2.38% (1 day USD SOFR + 1.248%)(2)	07/21/32		1,000,000	894,740
3.81% (3 mo. USD Term SOFR + 1.420%)(2)	04/23/29		2,075,000	2,062,882
HSBC Holdings PLC (United Kingdom)
2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31		60,000	54,711
4.76% (1 day USD SOFR + 2.110%)(2)	06/09/28		45,000	45,411
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27		375,000	375,000
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27		700,000	696,227
1.76% (3 mo. USD Term SOFR + 1.105%)(2)	11/19/31		3,080,000	2,738,274
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29		120,000	114,780
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28		5,000,000	4,884,650
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32		2,770,000	2,496,352
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32		760,000	694,123
3.65% (5 yr. CMT + 2.850%)(2),(4)	06/01/26		115,000	114,868

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29		$255,000	$254,821
4.32% (1 day USD SOFR + 1.560%)(2)	04/26/28		3,500,000	3,514,560
5.77% (1 day USD SOFR + 1.490%)(2)	04/22/35		415,000	439,834
Morgan Stanley
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32		425,000	377,111
2.94% (1 day USD SOFR + 1.290%)(2)	01/21/33		354,000	322,997
5.83% (1 day USD SOFR + 1.580%)(2)	04/19/35		3,120,000	3,301,366
Morgan Stanley Bank NA 5.50% (1 day USD SOFR + 0.865%)(2)	05/26/28		10,000,000	10,193,400
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28		5,685,000	5,702,055
4.47% (1 day USD SOFR + 1.020%)(2)	11/19/31		2,370,000	2,371,706
4.73% (1 day USD SOFR + 1.080%)(2)	07/18/31		3,200,000	3,242,880
PNC Financial Services Group, Inc.
3.40% (5 yr. CMT + 2.595%)(2),(4)	09/15/26		105,000	103,457
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29		1,370,000	1,418,512
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		290,000	287,474
U.S. Bancorp
5.08% (1 day USD SOFR + 1.296%)(2)	05/15/31		2,250,000	2,315,002
5.78% (1 day USD SOFR + 2.020%)(2)	06/12/29		5,000,000	5,191,500
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		460,000	450,492
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31		3,440,000	3,213,751
2.88% (3 mo. USD Term SOFR + 1.432%)(2)	10/30/30		5,000,000	4,763,700
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		2,835,000	2,643,921
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		225,000	233,498

				92,131,659

Beverages — 0.1%
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		1,790,000	1,555,295
JDE Peet’s NV (Netherlands) 2.25%(1)	09/24/31		750,000	653,775

				2,209,070

Biotechnology — 0.1%
Amgen, Inc. 3.15%	02/21/40		100,000	78,843
BioMarin Pharmaceutical, Inc. 5.50%(1),(5)	02/15/34		675,000	677,991
Genmab AS/Genmab Finance LLC 6.25%(1)	12/15/32		462,000	474,386

				1,231,220

Building Materials — 0.1%
JH North America Holdings, Inc. 5.88%(1)	01/31/31		1,950,000	1,984,983

Chemicals — 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25%(1)	02/15/31		50,000	52,697
FIS Fabbrica Italiana Sintetici SpA 5.25%(1),(5)	02/05/31	EUR	1,100,000	1,310,065
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27		405,000	389,776
2.30%(1)	11/01/30		505,000	456,768
3.27%(1)	11/15/40		55,000	42,431
Itelyum Regeneration SpA (Italy)
5.75%(1)	04/15/30	EUR	250,000	301,292
5.75%(3)	04/15/30	EUR	820,000	988,238
Monitchem HoldCo 3 SA (Luxembourg) 8.75%(3)	05/01/28	EUR	500,000	601,144
SCIH Salt Holdings, Inc. 4.88%(1)	05/01/28		608,000	606,261
SK Invictus Intermediate II SARL 5.00%(1)	10/30/29		431,000	425,488
WR Grace Holdings LLC
5.63%(1)	08/15/29		63,000	60,379
7.00%(1)	08/01/33		500,000	501,060
7.38%(1)	03/01/31		882,000	900,945

				6,636,544

Commercial Services — 0.7%
AA Bonds Co. Ltd. 5.50%(3)	07/31/50	GBP	940,000	1,283,625
ADT Security Corp. 5.88%(1)	10/15/33		650,000	659,484
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		2,012,000	2,010,652
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%(1)	06/15/30		145,000	150,671
BCP V Modular Services Finance II PLC (United Kingdom) 4.75%(3)	11/30/28	EUR	670,000	768,175
Block, Inc. 6.50%	05/15/32		51,000	53,011
Deluxe Corp. 8.13%(1)	09/15/29		52,000	54,655
Global Payments, Inc. 4.50%	11/15/28		4,215,000	4,233,925
Grand Canyon University 5.13%	10/01/28		1,000,000	1,002,360
Herc Holdings, Inc. 7.25%(1)	06/15/33		486,000	514,684
ION Platform Finance U.S., Inc. 7.88%(1)	09/30/32		500,000	439,105
RAC Bond Co. PLC (United Kingdom) 8.25%(3)	05/06/46	GBP	100,000	148,303
Rentokil Terminix Funding LLC 5.00%(1)	04/28/30		1,970,000	2,005,775
Rollins, Inc. 5.25%	02/24/35		1,090,000	1,106,753
Upbound Group, Inc. 6.38%(1)	02/15/29		1,724,000	1,709,260
Veritiv Operating Co. 10.50%(1)	11/30/30		49,000	52,548

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Commercial Services (Continued)
VT Topco, Inc. 8.50%(1)	08/15/30		$1,965,000	$2,012,828

				18,205,814

Computers — 0.1%
Dell International LLC/EMC Corp.
4.75%	04/01/28		1,135,000	1,151,276
5.00%	04/01/30		840,000	859,807
McAfee Corp. 7.38%(1)	02/15/30		301,000	240,047
NCR Voyix Corp. 5.00%(1)	10/01/28		675,000	669,013
Science Applications International Corp. 5.88%(1)	11/01/33		800,000	807,192

				3,727,335

Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co. 4.13%(1)	04/01/29		860,000	825,617

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		123,000	121,638
3.88%	01/23/28		5,000	4,987
American Express Co. 4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		1,680,000	1,702,999
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		1,976,000	1,921,126
Blackrock, Inc. 3.75%	07/18/35	EUR	730,000	886,116
EZCORP, Inc. 7.38%(1)	04/01/32		150,000	160,269
GGAM Finance Ltd. (Ireland)
8.00%(1)	06/15/28		892,000	939,686
8.00%(1)	02/15/27		115,000	116,876
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32		780,000	794,976
6.75%(1)	05/01/33		90,000	93,656
7.13%(1)	04/30/31		330,000	347,081

				7,089,410

Electric — 1.8%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		3,630,000	3,607,458
Alliant Energy Finance LLC
1.40%(1)	03/15/26		245,000	244,106
3.60%(1)	03/01/32		655,000	614,331
5.95%(1)	03/30/29		1,500,000	1,571,415
American Electric Power Co., Inc.
5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		5,570,000	5,572,395
6.05% (5 yr. CMT + 1.940%)(2)	03/15/56		1,185,000	1,177,534
Amprion GmbH (Germany) 4.00%(3)	05/21/44	EUR	100,000	112,219
Arizona Public Service Co. 6.35%	12/15/32		135,000	147,340
Ausgrid Finance Pty. Ltd. 5.95%(3)	12/10/35	AUD	1,520,000	1,061,342
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		4,685,000	4,722,902
Dominion Energy, Inc. 6.00% (5 yr. CMT + 2.262%)(2)	02/15/56		5,325,000	5,377,185
Electricite de France SA
4.75%(3)	06/17/44	EUR	3,100,000	3,705,340
5.64%(3)	08/28/35	AUD	610,000	415,569
7.38% (5 yr. U.K. Government Bond + 3.775%)(2),(3),(4)	06/17/35	GBP	300,000	430,603
9.13% (5 yr. CMT + 5.411%)(1),(2),(4)	03/15/33		575,000	679,920
Elia Group SA (Belgium) 3.88%(3)	06/11/31	EUR	100,000	121,417
EnBW International Finance BV 5.79%(3)	02/26/36	AUD	1,900,000	1,310,774
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(2)	06/15/56		2,000,000	2,000,760
Eurogrid GmbH (Germany) 3.28%(3)	09/05/31	EUR	200,000	237,976
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		418,000	405,565
Florida Power & Light Co. 5.70%	03/15/55		2,000,000	2,030,240
Interstate Power & Light Co. 5.70%	10/15/33		1,000,000	1,051,430
MVM Energetika Zrt (Hungary) 6.50%(3)	03/13/31		400,000	422,764
NSW Electricity Networks Finance Pty. Ltd. 6.30% (3 mo. AUD Bank Bill Swap + 2.200%)(2),(3)	11/20/55	AUD	410,000	284,547
Public Service Co. of Oklahoma 5.45%	01/15/36		3,000,000	3,070,140
Southern Co. 3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		4,500,000	4,464,810
Southwestern Electric Power Co. 5.30%	04/01/33		600,000	614,442
Tennet Netherlands BV 4.75%(3)	10/28/42	EUR	435,000	558,594
Tucson Electric Power Co. 5.50%	04/15/53		305,000	294,163

				46,307,281

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 6.00%(1)	09/15/33		2,245,000	2,157,961

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom)
3.88%(3)	01/16/38	EUR	250,000	294,470
4.50%(3)	07/11/35	EUR	865,000	1,086,386
Sydney Airport Finance Co. Pty. Ltd. (Australia) 5.90%(3)	04/19/34	AUD	750,000	528,049

				1,908,905

Entertainment — 0.7%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		350,000	363,843
Brightstar Lottery PLC/ Brightstar Global Solutions Corp. (United Kingdom) 5.75%(1)	01/15/33		910,000	904,804
Caesars Entertainment, Inc.
6.50%(1)	02/15/32		2,220,000	2,272,991
7.00%(1)	02/15/30		1,000,000	1,033,820
Churchill Downs, Inc.
5.75%(1)	04/01/30		798,000	803,091

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Entertainment (Continued)
FDJ UNITED (France) 3.38%(3)	11/21/33	EUR	1,000,000	$1,167,012
Flutter Treasury DAC 6.13%(3)	06/04/31	GBP	525,000	731,523
Flutter Treasury DAC (Ireland) 5.00%(1)	04/29/29	EUR	100,000	122,019
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		1,074,000	1,092,322
LHMC Finco 2 SARL (Luxemburg) (8.63% Cash or 9.38% PIK)
9.38%(3)	05/15/30	EUR	1,000,000	1,236,557
9.38%(1)	05/15/30	EUR	1,037,180	1,282,532
Light & Wonder International, Inc. 6.25%(1)	10/01/33		1,081,000	1,097,031
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		2,484,000	2,387,919
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33		803,000	817,992
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%(1)	10/15/30		1,800,000	1,828,224
Voyager Parent LLC 9.25%(1)	07/01/32		803,000	854,320
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33		55,000	56,075

				18,052,075

Environmental Control — 0.3%
GFL Environmental, Inc. 4.00%(1)	08/01/28		1,819,000	1,790,769
Luna 1.5 SARL (Luxemburg) 10.50%(3)	07/01/32	EUR	1,000,000	1,240,350
Luna 2 5 SARL (Luxemburg)
5.50%(3)	07/01/32	EUR	1,000,000	1,209,187
5.50%(1)	07/01/32	EUR	1,100,000	1,330,105
Seche Environnement SACA (France) 5.87% (5 yr. EURIBOR ICE Swap + 3.707%)(2),(3),(4)	01/09/31	EUR	1,000,000	1,203,628

				6,774,039

Financial — 0.1%
Nomura Corporate Funding Americas LLC 0.00% (6)	10/27/26		3,272,889	3,265,689

Food — 0.5%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		385,000	365,839
5.75%	04/01/33		2,000,000	2,086,460
6.75%	03/15/34		2,172,000	2,395,477
Nexture SpA (Italy) 5.13% (3 mo. EUR EURIBOR + 3.125%)(1),(2),(5)	07/30/32	EUR	200,000	237,776
Pilgrim’s Pride Corp.
4.25%	04/15/31		2,930,000	2,857,981
6.25%	07/01/33		950,000	1,016,443
Post Holdings, Inc.
4.50%(1)	09/15/31		993,000	941,026
4.63%(1)	04/15/30		1,475,000	1,440,337
6.25%(1)	10/15/34		950,000	957,952
Smithfield Foods, Inc. 5.20%(1)	04/01/29		5,000	5,081

				12,304,372

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		1,176,000	1,216,772
9.50%(1)	06/01/30		909,000	975,602
CenterPoint Energy Resources Corp. 5.40%	03/01/33		765,000	792,356
KeySpan Gas East Corp. 5.99%(1)	03/06/33		385,000	405,286
National Gas Transmission PLC (United Kingdom) 4.25%(3)	04/05/30	EUR	200,000	247,731
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		3,160,000	3,181,551
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		2,000,000	2,094,720
Redexis SA (Spain) 4.38%(3)	05/30/31	EUR	600,000	732,959

				9,646,977

Health Care-Products — 0.5%
180 Medical, Inc. (United Kingdom) 3.88%(1)	10/15/29		269,000	262,337
Medline Borrower LP 3.88%(1)	04/01/29		8,925,000	8,738,735
Sartorius Finance BV (Germany)
4.50%(3)	09/14/32	EUR	100,000	124,598
4.88%(3)	09/14/35	EUR	1,600,000	2,026,341
Stryker Corp. 4.70%	02/10/28		1,465,000	1,488,030

				12,640,041

Health Care-Services — 1.3%
Centene Corp.
2.50%	03/01/31		1,000,000	864,930
2.63%	08/01/31		1,000,000	860,190
3.00%	10/15/30		1,323,000	1,184,866
Cigna Group
4.50%	09/15/30		6,995,000	7,041,307
5.25%	01/15/36		1,000,000	1,013,860
Elevance Health, Inc.
5.00%	01/15/36		3,500,000	3,471,650
5.20%	02/15/35		1,185,000	1,202,526
HCA, Inc.
2.38%	07/15/31		2,000,000	1,791,820
5.38%	09/01/26		1,260,000	1,261,915
5.63%	09/01/28		3,275,000	3,375,739
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(1)	04/30/28		11,000	11,472
Humana, Inc. 5.55%	05/01/35		570,000	571,750
Kedrion SpA (Italy) 6.50%(1)	09/01/29		669,000	661,521
Mehilainen Yhtiot OYJ (Finland) 5.13%(1)	06/30/32	EUR	1,145,000	1,380,556
ModivCare, Inc. 0.00%(1),(6),(7),(8)	10/01/29		744,450	11,167
Molina Healthcare, Inc. 6.25%(1)	01/15/33		2,330,000	2,348,617
Star Parent, Inc. 9.00%(1)	10/01/30		810,000	859,442
Tenet Healthcare Corp. 5.13%	11/01/27		1,950,000	1,951,501

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Health Care-Services (Continued)
UnitedHealth Group, Inc. 5.63%	07/15/54		$3,500,000	$3,408,685

				33,273,514

Home Builders — 0.0%
Installed Building Products, Inc. 5.63%(1)	02/01/34		540,000	544,169

Household Products/Wares — 0.1%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		2,814,000	2,287,698

Housewares — 0.0%
Central Garden & Pet Co.
4.13%(1)	04/30/31		58,000	54,828
4.13%	10/15/30		575,000	552,592

				607,420

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.
4.25%(1)	02/15/29		522,000	505,886
6.00%(1)	08/01/29		405,000	400,881
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%(1)	01/15/31		52,000	53,952
Ardonagh Finco Ltd. (United Kingdom) 7.75%(1),(5)	02/15/31		1,350,000	1,396,305
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%(1)	12/31/32		1,740,000	1,820,057
8.38%(1)	02/01/34		1,040,000	1,052,189
Athene Global Funding 1.99%(1)	08/19/28		15,000	14,152
Farmers Exchange Capital 7.05%(1)	07/15/28		3,000,000	3,140,520
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		550,000	540,788
Farmers Exchange Capital III 5.45% (3 mo. USD Term SOFR + 3.716%)(1),(2)	10/15/54		835,000	790,144
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		135,000	113,613
7.00% (10 yr. CMT + 3.864%)(1),(2)	10/15/64		265,000	271,943
HUB International Ltd. 7.25%(1)	06/15/30		417,000	435,823
Metropolitan Life Global Funding I 2.95%(1)	04/09/30		15,000	14,267
Panther Escrow Issuer LLC 7.13%(1)	06/01/31		375,000	386,535

				10,937,055

Internet — 1.2%
Alphabet, Inc.
3.50%	11/06/38	EUR	1,375,000	1,583,714
4.00%	11/06/44	EUR	1,305,000	1,512,185
Amazon.com, Inc. 5.45%	11/20/55		6,100,000	5,941,949
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%(1)	07/01/32		1,855,000	1,708,010
Gen Digital, Inc.
6.25%(1)	04/01/33		250,000	251,462
6.75%(1)	09/30/27		328,000	331,316
Getty Images, Inc. 10.50%(1)	11/15/30		2,490,000	2,523,042
ION Platform Finance U.S., Inc./ION Platform Finance SARL 8.75%(1)	05/01/29		678,000	647,015
Meta Platforms, Inc.
4.60%	11/15/32		8,945,000	8,966,200
4.88%	11/15/35		2,800,000	2,768,444
5.63%	11/15/55		2,250,000	2,139,255
Snap, Inc.
6.88%(1)	03/01/33		1,258,000	1,291,664
6.88%(1)	03/15/34		1,845,000	1,885,904
Uber Technologies, Inc.
4.30%	01/15/30		700,000	702,380
ZipRecruiter, Inc.
5.00%(1)	01/15/30		59,000	41,001

				32,293,541

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%	01/15/29		370,000	372,531
10.00%(1)	11/15/29		2,957,000	2,984,796

				3,357,327

Iron & Steel — 0.2%
CSN Inova Ventures (Brazil)
6.75%(1)	01/28/28		2,369,000	2,267,275
CSN Resources SA (Brazil)
5.88%(1)	04/08/32		3,851,000	3,147,153

				5,414,428

Leisure Time — 0.0%
Sabre GLBL, Inc.
10.75%(1)	11/15/29		197,000	160,793
10.75%(1)	03/15/30		250,000	200,855

				361,648

Lodging — 0.3%
Hyatt Hotels Corp. 5.05%	03/30/28		3,405,000	3,470,444
Las Vegas Sands Corp.
5.63%	06/15/28		1,825,000	1,868,982
6.00%	06/14/30		1,500,000	1,565,520
MGM Resorts International 6.50%	04/15/32		527,000	539,780

				7,444,726

Machinery-Diversified — 0.1%
Columbus McKinnon Corp/NY 7.13%(1)	02/01/33		605,000	608,527
Lsf12 Helix Parent LLC 7.13%(1),(5)	02/01/33		1,110,000	1,116,016
Oregon Tool Lux LP 7.88%(1)	10/15/29		549,538	125,421

				1,849,964

Media — 1.0%
AMC Networks, Inc. 10.25%(1)	01/15/29		772,000	805,875
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%(1)	02/01/31		1,685,000	1,544,572
4.50%(1)	06/01/33		1,600,000	1,401,008
4.50%	05/01/32		220,000	197,787
5.38%(1)	06/01/29		2,471,000	2,444,363
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%	04/01/31		140,000	126,293

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Media (Continued)
3.70%	04/01/51		$530,000	$339,772
3.90%	06/01/52		1,360,000	888,094
4.80%	03/01/50		250,000	189,507
5.85%	12/01/35		1,175,000	1,170,018
6.65%	02/01/34		246,000	259,136
CSC Holdings LLC
4.63%(1)	12/01/30		300,000	112,095
6.50%(1)	02/01/29		2,430,000	1,562,563
11.75%(1)	01/31/29		2,896,000	2,118,453
DISH DBS Corp. 5.13%	06/01/29		1,095,000	970,257
DISH Network Corp. 11.75%(1)	11/15/27		1,277,000	1,321,772
Scripps Escrow II, Inc. 3.88%(1)	01/15/29		937,000	866,959
Sinclair Television Group, Inc.
4.38%(1)	12/31/32		1,000,000	771,490
8.13%(1)	02/15/33		1,693,000	1,752,204
Sirius XM Radio LLC 5.00%(1)	08/01/27		1,146,000	1,146,722
Time Warner Cable LLC 5.50%	09/01/41		1,535,000	1,346,579
Univision Communications, Inc. 8.50%(1)	07/31/31		55,000	57,445
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(1)	03/15/33		1,285,000	1,276,018
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29		1,842,000	1,819,306
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		1,475,000	1,334,064
Ziggo Bonds Co. BV (Netherlands) 5.13%(1)	02/28/30		53,000	47,003

				25,869,355

Mining — 0.0%
Corp. Nacional del Cobre de Chile
5.13%(3)	02/02/33		207,000	208,559
5.95%(3)	01/08/34		407,000	425,180
Corp. Nacional del Cobre de Chile (Chile) 5.13%(3)	02/02/33		200,000	201,506

				835,245

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	2,230,000	1,522,782
Smiths Group PLC 3.63%(3)	11/13/33	EUR	1,060,000	1,246,482

				2,769,264

Oil & Gas — 0.4%
Ecopetrol SA 8.38%	01/19/36		1,660,000	1,718,199
KazMunayGas National Co. JSC (Kazakhstan) 3.50%(1)	04/14/33		2,073,000	1,877,309
Sunoco LP
5.88%(1)	03/15/34		1,555,000	1,561,640
7.88%(5 yr. CMT + 4.230%)(1),(2),(4)	09/18/30		4,300,000	4,438,976
Transocean International Ltd. 8.75%(1)	02/15/30		236,250	246,480
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		318,952	325,960

				10,168,564

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%(1)	04/01/28		103,000	103,308
Kodiak Gas Services LLC
6.50%(1)	10/01/33		728,000	745,923
6.75%(1)	10/01/35		500,000	516,790
WBI Operating LLC 6.50%(1)	10/15/33		480,000	484,805

				1,850,826

Packaging & Containers — 0.5%
Amcor Finance USA, Inc. 4.50%	05/15/28		245,000	246,923
Amcor Flexibles North America, Inc.
4.80%	03/17/28		2,225,000	2,258,331
5.10%	03/17/30		1,000,000	1,027,570
5.50%	03/17/35		755,000	780,881
Amcor Group Finance PLC 5.45%	05/23/29		2,170,000	2,252,829
Amcor U.K. Finance PLC 3.75%	02/20/33	EUR	700,000	829,487
Ardagh Group SA 9.50%(1)	12/01/30		2,085,000	2,256,012
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 12.00%(1)	12/01/30		382,000	361,204
Berry Global, Inc.
1.65%	01/15/27		40,000	39,147
5.50%	04/15/28		255,000	262,938
5.65%	01/15/34		150,000	156,549
Clearwater Paper Corp. 4.75%(1)	08/15/28		822,000	781,393
Graphic Packaging International LLC 6.38%(1)	07/15/32		1,285,000	1,300,214
Sealed Air Corp. 6.50%(1)	07/15/32		131,000	136,223
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%(1)	02/15/31		1,005,000	1,048,557

				13,738,258

Pharmaceuticals — 0.7%
1261229 BC Ltd. 10.00%(1)	04/15/32		3,872,000	3,977,977
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28		510,000	511,719
4.40%(1)	07/15/44		245,000	198,472
4.63%(1)	06/25/38		750,000	688,800
4.88%(1)	06/25/48		2,080,000	1,777,214
6.50%(1)	11/21/33		500,000	544,385
Bayer U.S. Finance LLC (Germany) 6.88%(1)	11/21/53		345,000	377,040
CVS Health Corp.
4.78%	03/25/38		75,000	70,350
5.05%	03/25/48		3,250,000	2,857,855
5.88%	06/01/53		212,000	204,429
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		1,290,000	1,341,910
7.00% (5 yr. CMT + 2.886%)(2)	03/10/55		1,275,000	1,334,287
Dolcetto Holdco SpA (Italy) 5.63%(3)	07/14/32	EUR	625,000	755,520
Grifols SA (Spain) 7.50%(3)	05/01/30	EUR	827,000	1,026,799
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%(1)	04/17/32		932,000	835,277
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		274,000	287,344

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals (Continued)
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		$274,000	$283,850

				17,073,228

Pipelines — 0.7%
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%(1)	06/15/31		1,860,000	1,850,905
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(2),(4)	02/15/28		2,733,000	2,766,999
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		430,000	435,968
8.25%(1)	01/15/32		425,000	448,273
ITT Holdings LLC 6.50%(1)	08/01/29		1,963,000	1,893,686
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		2,373,000	2,484,436
NGPL PipeCo LLC 4.88%(1)	08/15/27		40,000	40,208
Pipeline Funding Co. LLC 7.50%(1)	01/15/30		133,770	137,259
Rockies Express Pipeline LLC 6.88%(1)	04/15/40		216,000	221,251
Southern Natural Gas Co. LLC 4.80%(1)	03/15/47		65,000	57,021
TransMontaigne Partners LLC 8.50%(1)	06/15/30		650,000	674,901
Venture Global Calcasieu Pass LLC
3.88%(1)	11/01/33		750,000	652,763
4.13%(1)	08/15/31		580,000	535,653
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(4)	09/30/29		4,255,000	3,750,485
9.88%(1)	02/01/32		922,000	976,444
Venture Global Plaquemines LNG LLC
6.50%(1)	01/15/34		128,000	133,023
6.75%(1)	01/15/36		1,224,000	1,284,086

				18,343,361

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(3)	05/04/28	EUR	195,000	221,921
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH (Germany) 4.88%(3)	08/21/30	EUR	800,000	982,759
Vonovia SE (Germany)
0.75%(3)	09/01/32	EUR	100,000	99,440
5.72%(3)	09/03/35	AUD	1,750,000	1,181,652

				2,485,772

REIT — 0.9%
American Assets Trust LP 3.38%	02/01/31		1,200,000	1,095,228
American Homes 4 Rent LP 3.38%	07/15/51		675,000	452,358
American Tower Corp.
2.10%	06/15/30		2,550,000	2,322,081
2.90%	01/15/30		3,000,000	2,849,400
4.70%	12/15/32		2,000,000	2,002,560
4.90%	03/15/30		500,000	510,805
5.55%	07/15/33		1,500,000	1,568,460
Americold Realty Operating Partnership LP (REIT) 5.60%	05/15/32		1,120,000	1,136,162
Boston Properties LP (REIT) 2.75%	10/01/26		10,000	9,913
Crown Castle, Inc. (REIT) 2.10%	04/01/31		1,250,000	1,104,800
Digital Dutch Finco BV
1.25%(3)	02/01/31	EUR	220,000	235,622
3.88%(3)	03/15/35	EUR	500,000	584,105
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	490,000	565,482
Extra Space Storage LP 2.40%	10/15/31		71,000	63,132
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		73,000	69,898
5.30%	01/15/29		2,500,000	2,549,625
5.75%	06/01/28		10,000	10,254
Healthcare Realty Holdings LP
3.10%	02/15/30		35,000	33,219
3.63%	01/15/28		150,000	148,517
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		1,475,000	1,539,915
Hudson Pacific Properties LP
3.25%	01/15/30		422,000	358,421
3.95%	11/01/27		2,226,000	2,138,629
5.95%	02/15/28		638,000	629,247
Iron Mountain, Inc. (REIT) 6.25%(1)	01/15/33		1,395,000	1,411,754
LXP Industrial Trust 2.70%	09/15/30		160,000	146,766
VICI Properties LP/VICI Notes Co., Inc.
3.88%(1)	02/15/29		30,000	29,481
5.75%(1)	02/01/27		65,000	65,688
WP Carey, Inc. (REIT) 4.25%	07/23/32	EUR	200,000	245,360

				23,876,882

Retail — 0.8%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		1,990,000	1,899,156
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(1)	04/01/29		926,000	891,229
9.25%(1)	01/15/31		3,180,000	3,287,039
FirstCash, Inc. 6.88%(1)	03/01/32		320,000	332,832
HOA RoyaltyCo LLC Series 2025-1, Class A-2I 4.72%(1)	11/22/55		793,589	158,728
LCM Investments Holdings II LLC 8.25%(1)	08/01/31		50,000	52,712
Lithia Motors, Inc. 3.88%(1)	06/01/29		325,000	314,529
Macy’s Retail Holdings LLC 7.38%(1)	08/01/33		676,000	714,870
Michaels Cos., Inc.
5.25%(1)	05/01/28		2,299,000	2,277,435
7.88%(1)	05/01/29		1,710,000	1,668,686
Murphy Oil USA, Inc. 3.75%(1)	02/15/31		58,000	54,491
Papa John’s International, Inc. 3.88%(1)	09/15/29		2,535,000	2,425,741
Punch Finance PLC (United Kingdom) 7.88%(3)	12/30/30	GBP	910,000	1,285,207
Staples, Inc. 10.75%(1)	09/01/29		821,000	807,421
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		4,360,000	4,341,034

				20,511,110

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Semiconductors — 0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		$185,000	$191,793
Intel Corp.
2.00%	08/12/31		560,000	492,408
3.25%	11/15/49		520,000	338,416
3.73%	12/08/47		2,000,000	1,443,080

				2,465,697

Software — 0.6%
Cloud Software Group, Inc. 8.25%(1)	06/30/32		1,580,000	1,609,040
Fiserv, Inc.
4.55%	02/15/31		675,000	671,024
5.25%	08/11/35		2,370,000	2,354,571
5.45%	03/15/34		1,505,000	1,522,624
5.63%	08/21/33		675,000	694,251
Open Text Corp. (Canada) 6.90%(1)	12/01/27		760,000	785,209
Open Text Holdings, Inc. (Canada) 4.13%(1)	12/01/31		2,350,000	2,113,755
Paychex, Inc. 5.10%	04/15/30		3,880,000	3,991,395
RingCentral, Inc. 8.50%(1)	08/15/30		336,000	353,032
SS&C Technologies, Inc. 5.50%(1)	09/30/27		52,000	51,982
TeamSystem SpA (Italy) 5.27% (3 mo. EUR EURIBOR + 3.250%)(1),(2)	07/01/32	EUR	800,000	945,359
UKG, Inc. 6.88%(1)	02/01/31		950,000	950,456
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		282,000	257,900

				16,300,598

Telecommunications — 0.8%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		4,553,000	3,529,121
Altice France SA
6.50%(1)	04/15/32		1,133,875	1,108,884
9.50%(1)	11/01/29		940,890	967,498
EchoStar Corp. 10.75%	11/30/29		688,000	754,715
Frontier Communications Holdings LLC 8.63%(1)	03/15/31		1,351,000	1,414,186
Global Switch Finance BV (United Kingdom) 1.38%(3)	10/07/30	EUR	725,000	810,712
Level 3 Financing, Inc. 6.88%(1)	06/30/33		380,000	392,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		1,156,950	1,165,130
T-Mobile USA, Inc.
2.55%	02/15/31		6,996,000	6,400,431
4.70%	01/15/35		1,000,000	978,520
5.00%	02/15/36		1,300,000	1,286,844
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		69,000	63,185
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		417,000	437,800
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30		1,606,811	1,569,887

				20,878,913

Toys/Games/Hobbies — 0.1%
Mattel, Inc. 5.00%	11/17/30		2,200,000	2,221,780

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(3)	09/02/30	AUD	1,700,000	1,053,578
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	1,650,000	1,057,485

				2,111,063

Water — 0.4%
DWR Cymru Financing U.K. PLC 2.38%(3)	03/31/34	GBP	2,130,000	2,244,639
Severn Trent Utilities Finance PLC (United Kingdom) 3.88%(3)	08/04/37	EUR	3,300,000	3,861,545
Suez SACA (France) 2.88%(3)	05/24/34	EUR	1,300,000	1,444,106
United Utilities Water Finance PLC (United Kingdom) 3.75%(3)	05/23/34	EUR	420,000	499,684
Veolia Environnement SA (France) (I/F) 2.50% (-5 yr. EUR Swap + 2.840%)(2),(3),(4)	01/20/29	EUR	800,000	922,401
Yorkshire Water Finance PLC (United Kingdom) 6.38%(3)	11/18/34	GBP	1,550,000	2,196,661

				11,169,036

Total Corporate Bonds (Cost: $551,988,236)				557,098,134

MUNICIPAL BONDS — 0.1%
City of Los Angeles Department of Airports, Revenue Bonds 3.89%	05/15/38		100,000	92,949
City of New York, General Obligation Unlimited 3.62%	04/01/31		155,000	151,282
County of Miami-Dade Aviation Revenue, Revenue Bonds 2.61%	10/01/32		100,000	88,990
Empire State Development Corp., Revenue Bonds
2.00%	03/15/33		100,000	84,691
2.54%	03/15/34		40,000	34,884
2.54%	03/15/34		135,000	117,359
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
1.85%	08/01/32		75,000	64,490
5.00%	11/01/53		1,235,000	1,264,834

Total Municipal Bonds (Cost: $1,953,808)				1,899,479

FOREIGN GOVERNMENT BONDS — 1.6%
Brazil Government International Bonds
6.00%	10/20/33		1,539,000	1,557,560
6.13%	03/15/34		814,000	823,662
6.63%	03/15/35		867,000	892,377
Colombia Government International Bonds
7.75%	11/07/36		1,940,000	2,037,349
Guatemala Government Bonds
3.70%(3)	10/07/33		507,000	452,954
6.25%(3)	08/15/36		3,034,000	3,169,741
Hungary Government International Bonds 5.50%(1)	03/26/36		546,000	542,325
Mexico Government International Bonds
4.88%	05/19/33		1,293,000	1,239,211
5.63%	09/22/35		2,551,000	2,501,434
6.35%	02/09/35		610,000	634,668

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
New South Wales Treasury Corp.
5.25%(3)	02/24/38	AUD	7,030,000	$4,788,183
5.25%	02/22/39	AUD	1,195,000	805,876
Queensland Treasury Corp. 5.25%(3)	08/13/38	AUD	3,450,000	2,329,976
Republic of South Africa Government International Bonds
5.88%	06/22/30		632,000	651,068
5.88%	04/20/32		557,000	571,449
Romania Government International Bonds
5.75%(3)	03/24/35		1,900,000	1,887,118
6.63%(1)	05/16/36		594,000	621,936
6.63%(3)	05/16/36		2,732,000	2,860,486
Treasury Corp. of Victoria
2.00%	11/20/37	AUD	2,415,000	1,164,382
5.50%	09/15/39	AUD	2,010,000	1,376,066
Turkiye Government Bonds 36.00%	08/12/26	TRY	487,500,000	11,399,476

Total Foreign Government Bonds (Cost: $41,585,845)				42,307,297

ASSET-BACKED SECURITIES — 16.3%
522 Funding CLO Ltd. Series 2020-6A, Class CR2 5.62% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/23/34		1,100,000	1,101,360
Abry Liquid Credit CLO Ltd. Series 2025-2A, Class C 5.78% (3 mo. USD Term SOFR + 2.100%)(1),(2)	01/15/39		5,750,000	5,773,431
AIMCO CLO Series 2017-AA, Class SUB 0.00%(1),(6)	01/20/38		4,250,000	1,899,482
AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB 0.00%(1),(6)	10/20/38		700,000	467,645
Aligned Data Centers Issuer LLC Series 2022-1A, Class A2 6.35%(1)	10/15/47		4,505,000	4,515,156
Alinea CLO Ltd. Series 2018-1A, Class DR 5.92% (3 mo. USD Term SOFR + 2.250%)(1),(2)	07/20/31		750,000	751,223
Allegro CLO XVI Ltd. Series 2024-1A, Class C 6.37% (3 mo. USD Term SOFR + 2.700%)(1),(2)	04/25/37		1,000,000	1,004,141
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53		3,149,000	3,331,440
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54		2,734,000	2,915,417
ALLO Issuer LLC Series 2025-1A, Class C 8.10%(1)	04/20/55		1,750,000	1,807,958
AMMC CLO 23 Ltd. Series 2020-23A, Class D1R3 6.87% (3 mo. USD Term SOFR + 3.200%)(1),(2)	07/17/38		3,200,000	3,218,806
AMMC CLO 24 Ltd. Series 2021-24A, Class BR 5.27% (3 mo. USD Term SOFR + 1.600%)(1),(2)	01/20/35		700,000	700,992
AMMC CLO 27 Ltd. Series 2022-27A, Class CR 5.47% (3 mo. USD Term SOFR + 1.800%)(1),(2)	01/20/37		3,000,000	3,002,106
Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C 5.59%(1)	10/25/40		2,300,000	2,289,427
Angel Oak Mortgage Trust Series 2025-HB1, Class M3 6.75% (30 day USD SOFR Average + 3.050%)(1),(2)	02/25/55		1,832,000	1,851,859
APL Finance DAC Series 2025-1A, Class C 5.82%(1)	03/20/36		3,509,000	3,513,771
Aqueduct European CLO 9 DAC Series 2025-9A, Class B 3.77% (3 mo. EUR EURIBOR + 1.750%)(1),(2)	04/15/38	EUR	1,775,000	2,108,574
Arbour CLO VI DAC Series 6A, Class BR 3.96% (3 mo. EUR EURIBOR + 1.900%)(1),(2)	11/15/37	EUR	1,500,000	1,782,073
Arbour CLO VII DAC Series 7A, Class BR 4.15% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	12/15/38	EUR	1,350,000	1,609,423
Aurium CLO XIII DAC Series 13A, Class B 3.72% (3 mo. EUR EURIBOR + 1.700%)(1),(2)	04/15/38	EUR	1,775,000	2,106,971
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D 3.71%(1)	08/20/27		1,540,000	1,531,703
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D 4.08%(1)	02/20/28		3,682,000	3,646,968
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D 7.32%(1)	02/20/28		3,580,000	3,635,221
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A, Class D 7.31%(1)	06/20/29		5,605,000	5,763,632
Avis Budget Rental Car Funding AESOP LLC Series 2023-5A, Class D 7.35%(1)	04/20/28		2,780,000	2,826,170
Bain Capital Credit CLO Ltd. Series 2020-4A, Class DBR2 (I/F) 6.62% (3 mo. USD Term SOFR+ 2.950%)(1),(2)	10/20/36		2,100,000	2,105,765
Bain Capital Credit CLO Ltd. Series 2020-4A, Class ERR (I/F) 10.42% (3 mo. USD Term SOFR+ 6.750%)(1),(2)	10/20/36		1,000,000	1,003,354
Bain Capital Credit CLO Ltd. Series 2021-3A, Class CR 5.57% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/24/34		1,200,000	1,201,577
Bain Capital Credit CLO Ltd. Series 2023-2A, Class SUB 0.00%(1),(6)	07/18/38		3,200,000	1,904,342
Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR 6.77% (3 mo. USD Term SOFR + 3.100%)(1),(2)	04/20/35		2,000,000	2,003,944
Ballyrock CLO 20 Ltd. Series 2022-20A, Class C1R3 (I/F) 0.00% (-3 mo. USD Term SOFR + 2.800%)(1),(2),(5)	10/15/36		1,400,000	1,401,050
Bardot CLO Ltd. Series 2019-2A, Class DRR 6.17% (3 mo. USD Term SOFR + 2.500%)(1),(2)	10/22/32		1,200,000	1,200,701
Basswood Park CLO Ltd. Series 2021-1A, Class SUB 0.00%(1),(6)	04/20/34		3,000,000	1,132,908
Bayard Park CLO Ltd. Series 2025-1A, Class SUB 0.00%(1),(6)	07/24/38		2,150,000	1,437,834

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Bayfront Iabs VII Pte. Ltd. Series 7A, Class C 6.74% (1 day USD SOFR + 2.950%)(1),(2)	04/11/48		$2,100,000	$2,106,287
BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB 0.00%(1),(6)	01/27/39		2,200,000	1,743,738
BCRED CLO LLC Series 2023-1A, Class A 5.97% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36		1,200,000	1,205,186
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B 3.45%(1)	07/15/46		4,643,144	4,466,545
Blue Stream Issuer LLC Series 2023-1A, Class C 8.90%(1)	05/20/53		4,200,000	4,315,004
Blue Stream Issuer LLC Series 2024-1A, Class C 8.71%(1)	11/20/54		2,430,000	2,542,061
BMO SBA COOF Trust Series 2019-1, Class A (I/O) 1.28%(1),(10)	10/25/45		1,525,345	42,978
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1) (11)	06/12/28		1,500	108,327
Carvana Auto Receivables Trust Series 2022-P2, Class R 0.00%(1),(11)	05/10/29		3,050	366,544
Carvana Auto Receivables Trust Series 2023-N3, Class R 0.00%(1),(11)	09/10/30		2,200	427,840
Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O) 0.00%(1),(6)	09/10/30		13,593,871	222,600
Carvana Auto Receivables Trust Series 2023-P1, Class R 0.00%(1),(11)	03/11/30		3,100	205,581
Carvana Auto Receivables Trust Series 2023-P2, Class R 0.00%(1),(11)	06/10/30		2,000	165,179
Carvana Auto Receivables Trust Series 2023-P3, Class R 0.00%(1),(11)	08/12/30		2,000	210,346
Castlelake Aircraft Structured Trust Series 2025-1A, Class A 5.78%(1)	02/15/50		3,295,280	3,349,178
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.47%(1)	08/15/50		2,065,695	2,086,398
Castlelake Aircraft Structured Trust Series 2025-3A, Class A 5.09%(1)	11/15/50		1,609,626	1,610,852
CIFC Funding Ltd. Series 2017-4A, Class A2R 5.48% (3 mo. USD Term SOFR + 1.812%)(1),(2)	10/24/30		575,000	575,335
CIFC Funding Ltd. Series 2022-2A, Class B 0.00%(1),(6)	04/19/35		475,000	266,042
CLI Funding VIII LLC Series 2022-1A, Class B 3.12%(1)	01/18/47		221,584	202,777
Cloud Capital Holdco LP Series 2024-1A, Class A2 5.78%(1)	11/22/49		6,145,000	6,184,942
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51		15,720,000	15,462,544
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class B 3.79%(1)	12/26/51		2,250,000	2,204,181
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class C 5.99%(1)	12/26/51		3,400,000	3,357,000
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41%(1)	05/20/55		5,965,000	6,303,626
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-4A, Class C 8.10%(1)	12/20/55		3,100,000	3,210,983
Contego CLO XII DAC Series 12A, Class CR 4.48% (3 mo. EUR EURIBOR + 2.400%)(1),(2)	01/25/40	EUR	3,600,000	4,323,215
DailyPay Securitization Trust Series 2025-1A, Class B 6.20%(1)	06/26/28		2,920,000	2,949,797
DataBank Issuer LLC Series 2021-1A, Class C 4.43% (1)	02/27/51		1,950,000	1,946,474
Davis Park CLO Ltd. Series 2022-1A, Class D1R 6.77% (3 mo. USD Term SOFR + 3.100%)(1),(2)	07/20/38		3,500,000	3,531,601
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.48%(1)	04/15/49		5,290,000	5,149,682
Diamond Issuer LLC Series 2021-1A, Class C 3.79%(1)	11/20/51		2,735,000	2,651,521
Dryden 45 Senior Loan Fund Series 2016-45A, Class CRR 5.62% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/15/30		1,300,000	1,301,294
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2 4.25%(1)	03/25/52		8,231,250	8,072,535
Ellington Financial Mortgage Trust Series 2024-CES1, Class B1 7.04%(1),(10)	01/26/60		4,263,000	4,329,628
Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB 4.36%(1),(10)	07/17/37		4,000,000	2,289,160
Elmwood CLO III Ltd. Series 2019-3A, Class ERR 9.62% (3 mo. USD Term SOFR + 5.950%)(1),(2)	07/18/37		1,900,000	1,906,175
Elmwood CLO III Ltd. Series 2019-3A, Class SUB 0.00%(1),(6)	07/18/37		3,500,000	1,416,265
Elmwood CLO VI Ltd. Series 2020-3A, Class D1RR 6.77% (3 mo. USD Term SOFR + 3.100%)(1),(2)	07/18/37		3,400,000	3,404,865
eStruxture Issuer LP Series 2025-1, Class A2 5.89%(1)	07/20/55	CAD	4,740,000	3,507,997
ExteNet Issuer LLC Series 2025-1A, Class C 8.27%(1)	07/25/54		2,500,000	2,565,462
FHF Issuer Trust Series 2024-3A, Class A2 4.94%(1)	11/15/30		2,965,504	2,969,871
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R 3.81% (3 mo. EUR EURIBOR + 1.750%)(1),(2)	02/15/38	EUR	2,140,000	2,542,538
FIP Master Funding LLC Series 2025-1A, Class A5 5.66%(1)	10/15/55		2,500,000	2,512,952
Flexential Issuer Series 2021-1A, Class B 3.72%(1)	11/27/51		3,000,000	2,961,375
Flexential Issuer LLC Series 2021-1A, Class A2 3.25%(1)	11/27/51		1,860,571	1,838,374
Flexential Issuer LLC Series 2021-1A, Class C 6.93%(1)	11/27/51		6,000,000	5,963,159
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D 6.31%(1)	03/15/29		1,110,000	1,136,951
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR2 6.32% (3 mo. USD Term SOFR + 2.650%)(1),(2)	10/20/38		2,500,000	2,522,645

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
GoldenTree Loan Management U.S. CLO 22 Ltd. Series 2024-22A, Class F 11.59% (3 mo. USD Term SOFR + 7.920%)(1),(2)	10/20/37		$1,000,000	$993,628
Harriman Park CLO Ltd. Series 2020-1A, Class ERR 9.67% (3 mo. USD Term SOFR + 6.000%)(1),(2)	07/20/38		1,950,000	1,925,280
Hertz Vehicle Financing III LLC Series 2025-1A, Class D 7.98%(1)	09/25/29		4,000,000	4,116,948
Hertz Vehicle Financing III LP Series 2021-2A, Class C 2.52%(1)	12/27/27		950,000	934,445
Hertz Vehicle Financing III LP Series 2021-2A, Class D 4.34%(1)	12/27/27		11,990,000	11,858,480
HOA Funding LLC 0.00%(1),(6),(9)	08/20/51		814,277	—
Hotwire Funding LLC Series 2021-1, Class C 4.46%(1)	11/20/51		3,000,000	2,982,014
Hotwire Funding LLC Series 2024-1A, Class C 9.19%(1)	06/20/54		2,250,000	2,331,667
HPS Loan Management Ltd. Series 2024-19A, Class C2 6.57% (3 mo. USD Term SOFR + 2.900%)(1),(2)	04/15/37		1,000,000	1,003,065
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D 7.20% (30 day USD SOFR Average + 3.500%)(1),(2)	03/21/33		873,519	880,352
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class C 6.05% (30 day USD SOFR Average + 2.350%)(1),(2)	09/20/33		1,322,673	1,326,029
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D 6.95% (30 day USD SOFR Average + 3.250%)(1),(2)	09/20/33		1,706,674	1,715,524
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E 10.30% (30 day USD SOFR Average + 6.600%)(1),(2)	09/20/33		1,341,618	1,351,029
ICG U.S. CLO Ltd. Series 2022-1A, Class DR 6.77% (3 mo. USD Term SOFR + 3.100%)(1),(2)	10/20/38		2,800,000	2,835,260
Invesco CLO Ltd. Series 2021-2A, Class SUB 0.00%(1),(6)	07/15/34		5,000,000	1,043,975
Invesco CLO Ltd. Series 2021-2A, Class Y 0.00%(1),(6),(8),(9)	07/15/34		500,000	—
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB 0.00%(1),(6)	01/15/38		1,400,000	888,868
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y 0.05%(1),(8),(9),(10)	01/15/38		1,400,000	—
JG Wentworth XLII LLC Series 2018-2A, Class B 4.70%(1)	10/15/77		137,556	125,524
JG Wentworth XXXIX LLC Series 2017-2A, Class B 5.09%(1)	09/17/74		256,772	233,087
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73		29,900	28,709
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(1)	01/17/73		30,157	27,576
Kinetic ABS Issuer LLC Series 2026-1A, Class C 7.65%(1)	02/25/56		3,500,000	3,562,726
LCM 35 Ltd. Series 35A, Class BR 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	10/15/34		1,700,000	1,700,971
LMDV Issuer Co. LLC Series 2025-1A, Class C 7.88%(1)	12/15/55		6,275,000	6,401,744
LMRK Issuer Co. 2 LLC Series 2025-1A, Class B 6.20%(1)	09/15/55		5,705,000	5,785,270
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A 2.64%(1)	10/15/46		1,331,175	1,276,257
Magnetite XLII Ltd. Series 2024-42A, Class SUB 0.00%(1),(6)	01/25/38		7,186,000	4,884,109
MAPS Trust Series 2026-1A, Class B 6.13%(1),(5)	01/15/51		3,000,000	3,000,097
Navient Student Loan Trust Series 2018-4A, Class B 5.11% (30 day USD SOFR Average + 1.414%)(1),(2)	06/27/67		850,000	812,888
NCFA LLC – Loan Participation 1 2.75%(9)	06/12/28		2,008,077	2,008,077
NCFA LLC – Loan Participation 2 3.14%(9)	12/19/27		3,127,509	3,127,509
NCFA LLC – Loan Participation 3 7.90%(9),(10)	04/11/30		1,900,000	1,900,000
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class ER3 10.42% (3 mo. USD Term SOFR + 6.750%)(1),(2)	07/22/38		1,800,000	1,825,897
Neuberger Berman Loan Advisers CLO 26 Ltd. (17-26A) 0.00%(1),(6)	10/18/38		5,540,000	1,822,012
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class SUB 0.00%(1),(6)	10/16/37		316,250	141,942
New Mountain CLO 8 Ltd. Series CLO-8A, Class M 0.00%(1),(6),(8),(9)	10/20/38		400,000	—
New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB 0.00%(1),(6)	10/20/38		4,000,000	2,870,224
Newday Funding Master Issuer PLC Series 2024-2X, Class E 7.63% (1 day GBP SONIA + 3.900%)(2),(3)	07/15/32	GBP	1,600,000	2,237,045
Newday Funding Master Issuer PLC Series 2025-2A, Class E 6.73% (1 day GBP SONIA + 3.000%)(1),(2)	07/15/33	GBP	2,500,000	3,427,297
NMEF Funding LLC Series 2025-B, Class E 7.66%(1)	01/18/33		2,300,000	2,348,271
OCP Aegis CLO Ltd. Series 2023-29A, Class D2R 7.52% (3 mo. USD Term SOFR + 3.850%)(1),(2)	01/20/36		1,100,000	1,101,878
OCP CLO Ltd. Series 2021-23A, Class SUB 0.00%(1),(6)	01/17/37		4,714,493	2,129,994
Oxford Finance Funding Trust LLC Series 2025-1A, Class B 6.49%(1)	02/15/35		3,770,000	3,784,921
Palmer Square CLO Ltd. Series 2015-1A, Class BR5 5.77% (3 mo. USD Term SOFR + 1.900%)(1),(2)	05/21/34		1,300,000	1,301,726
Palmer Square CLO Ltd. Series 2015-1A, Class CR5 6.62% (3 mo. USD Term SOFR + 2.750%)(1),(2)	05/21/34		2,500,000	2,506,468

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Palmer Square CLO Ltd. Series 2021-1A, Class SUB 0.00%(1),(6)	04/20/38		$2,212,000	$1,124,152
Palmer Square European Loan Funding DAC Series 2024-3A, Class B 3.91% (3 mo. EUR EURIBOR + 1.850%)(1),(2)	05/15/34	EUR	1,400,000	1,667,364
Park Avenue Institutional Advisers CLO Ltd. Series 2017-1A, Class B1R2 5.70% (3 mo. USD Term SOFR + 1.850%)(1),(2)	02/14/34		2,850,000	2,852,779
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class CR 6.82% (3 mo. USD Term SOFR + 3.150%)(1),(2)	01/20/34		3,400,000	3,411,366
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class DR 7.02% (3 mo. USD Term SOFR + 3.350%)(1),(2)	07/15/34		2,200,000	2,204,088
PHEAA Student Loan Trust Series 2014-3A, Class A 4.40% (30 day USD SOFR Average + 0.704%)(1),(2)	08/25/40		13,148	13,032
PRET LLC Series 2025-NPL8, Class A1 5.73%(1)	08/25/55		4,577,776	4,600,237
PRET LLC Series 2025-NPL9, Class A1 5.39%(1)	08/25/55		4,091,170	4,138,497
Pretium Mortgage Credit Partners LLC Series 2026-NPL1, Class A1 5.18%(1)	01/25/56		6,187,035	6,183,984
QTS Issuer ABS II LLC Series 2026-1A, Class B 6.73%(1)	01/05/56		3,500,000	3,537,787
RCKT Mortgage Trust Series 2024-CES7, Class B1 7.31%(1)	10/25/44		4,325,000	4,407,743
RCKT Mortgage Trust Series 2025-CES1, Class B2B 6.64%(1),(10)	01/25/45		2,300,000	2,236,075
RCKT Mortgage Trust Series 2025-CES4, Class B1 6.93%(1),(10)	04/25/55		4,450,000	4,584,769
RCKT Mortgage Trust Series 2025-CES5, Class B1A 6.88%(1),(10)	05/25/55		4,500,000	4,589,190
RCKT Mortgage Trust Series 2025-CES7, Class B1 6.97%(1),(10)	07/25/55		3,890,000	3,965,286
RCKT Mortgage Trust Series 2025-CES8, Class B1A 6.04%(1),(10)	08/25/55		5,250,000	5,253,457
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.12% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30		101	101
Rockford Tower CLO Ltd. Series 2019-1A, Class CR2 5.52% (3 mo. USD Term SOFR + 1.850%)(1),(2)	04/20/34		2,920,000	2,922,243
Rockford Tower CLO Ltd. Series 2019-1A, Class DR 7.03% (3 mo. USD Term SOFR + 3.362%)(1),(2)	04/20/34		1,900,000	1,882,549
Rockford Tower CLO Ltd. Series 2019-2A, Class BR2 5.54% (3 mo. USD Term SOFR + 1.650%)(1),(2)	08/20/32		2,000,000	2,004,742
Rockford Tower CLO Ltd. Series 2021-3A, Class D2R 7.92% (3 mo. USD Term SOFR + 4.250%)(1),(2)	01/15/38		2,850,000	2,791,558
Sabey Data Center Issuer LLC Series 2021-1, Class A2 1.88%(1)	06/20/46		1,325,000	1,308,831
Sabey Data Center Issuer LLC Series 2023-1, Class A2 6.25%(1)	04/20/48		175,000	175,535
Saluda Grade Alternative Mortgage Trust Series 2024-FIG5, Class E 8.49%(1)	04/25/54		2,506,434	2,609,620
Saluda Grade Alternative Mortgage Trust Series 2025-LOC5, Class M3 6.52% (1 mo. USD Term SOFR + 2.850%)(1),(2)	10/25/55		3,580,000	3,594,229
Santander Consumer Auto Receivables Trust Series 2021-CA, Class R 0.00%(1),(11)	06/15/28		5,150	556,339
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C 5.83%(1)	06/20/41		416,028	422,501
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class D 6.79%(1)	04/20/44		1,364,501	1,371,692
Sixth Street CLO VIII Ltd. Series 2017-8A, Class CR2 6.62% (3 mo. USD Term SOFR + 2.950%)(1),(2)	10/20/34		3,450,000	3,456,807
Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB 0.00%(1),(6)	07/17/38		3,100,250	1,643,049
Skyline Aviation, Inc. Class A 3.23%(9)	07/03/38		391,487	370,444
Slam Ltd. Series 2024-1A, Class A 5.34%(1)	09/15/49		1,983,511	2,010,576
SLM Student Loan Trust Series 2004-1, Class B 4.65% (90 day USD SOFR Average + 0.762%)(2)	07/25/39		95,715	91,029
SLM Student Loan Trust Series 2008-5, Class A4 5.85% (90 day USD SOFR Average + 1.962%)(2)	07/25/23		21,435	21,587
SLM Student Loan Trust Series 2008-7, Class A4 5.05% (90 day USD SOFR Average + 1.162%)(2)	07/25/23		6,012	6,010
SLM Student Loan Trust Series 2008-7, Class B 6.00% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		10,000	9,990
Stratus CLO Ltd. Series 2021-3A, Class SUB 0.00%(1),(6),(9)	12/29/29		975,000	98
Switch ABS Issuer LLC Series 2024-1A, Class B 6.50%(1)	03/25/54		400,000	402,445
Switch ABS Issuer LLC Series 2024-2A, Class C 10.03%(1)	06/25/54		2,350,000	2,435,592
Switch ABS Issuer LLC Series 2025-2A, Class B 6.24%(1)	10/25/55		3,215,000	3,191,491
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.95%(1)	08/25/51		953,025	931,148
Textainer Marine Containers VII Ltd. Series 2021-1A, Class B 2.52%(1)	02/20/46		465,503	437,244

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R 6.77% (3 mo. USD Term SOFR + 3.100%)(1),(2)	03/20/38		$1,740,000	$1,760,927
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C 6.81%(1)	09/26/33		1,941,882	1,948,392
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D 5.90% (30 day USD SOFR Average + 2.200%)(1),(2)	09/25/32		3,976,319	4,005,247
Unity-Peace Park CLO Ltd. Series 2022-1A, Class CR 0.00% (3 mo. USD Term SOFR + 1.650%)(1),(2),(5)	04/20/35		2,800,000	2,803,077
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	GBP	1,550,000	2,171,941
Vault DI Issuer LLC Series 2021-1A, Class A2 2.80%(1)	07/15/46		1,700,000	1,680,554
VB-S1 Issuer LLC Series 2022-1A, Class F 5.27%(1)	02/15/52		2,075,000	2,052,787
Vista Point Securitization Trust Series 2024-CES2, Class A3 5.91%(1)	10/25/54		2,060,000	2,085,853
Vista Point Securitization Trust Series 2024-CES2, Class B1 7.50%(1),(10)	10/25/54		1,000,000	1,018,818
Voya CLO Ltd. Series 2019-4A, Class ER 10.64% (3 mo. USD Term SOFR + 6.972%)(1),(2)	01/15/35		1,351,000	1,357,085
Western Funding Auto Loan Trust Series 2025-1, Class D 5.79%(1)	01/15/36		2,500,000	2,543,169
Whetstone Park CLO Ltd. Series 2021-1A, Class SUB 0.00%(1),(6)	01/20/35		2,180,000	623,114
Wingstop Funding LLC Series 2020-1A, Class A2 2.84%(1)	12/05/50		1,477,500	1,434,244
Wireless PropCo Funding LLC Series 2025-1A, Class C 8.51%(1)	06/25/55		2,250,000	2,299,476

Total Asset-Backed Securities (Cost: $429,983,911)				425,042,757

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O) 4.19%(10)	10/25/43		181,304	17
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O) 2.11%(10)	06/25/44		6,243,936	44,597
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O) 2.08%(10)	01/25/45		2,999,971	56,726
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O) 1.31%(10)	01/25/30		9,081,688	421,428
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K732, Class X3 (I/O) 4.10%(10)	05/25/46		1,138,601	96
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O) 2.15%(10)	05/25/47		3,160,000	18,201
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O) 2.00%(10)	09/25/47		2,495,000	21,146
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.20%(10)	06/25/27		539,937	4,623
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O) 4.04%(10)	01/25/31		135,246	14,709
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O) 1.81%(10)	05/25/27		3,482,760	66,591
Federal National Mortgage Association, Pool #462209 6.20%(1 yr. CMT + 2.176%)(2)	04/01/36		36,875	36,659
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O) 2.99%(10)	07/25/39		172,392	3,123
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(10)	04/25/36		56,866	3
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.69%(10)	01/25/39		389,172	13,735
Government National Mortgage Association Series 2009-111, Class IO (I/O) 0.00%(6)	09/16/51		683,972	6,954
Government National Mortgage Association Series 2011-119, Class IO (I/O) 0.11%(10)	08/16/51		1,030,405	900
Government National Mortgage Association Series 2012-123 (I/O) 0.61%(10)	12/16/51		1,332,774	21,707
Government National Mortgage Association Series 2012-135 (I/O) 0.36%(10)	01/16/53		205,463	2,798
Government National Mortgage Association Series 2013-33, Class IO (I/O) 0.15%(10)	04/16/54		283,190	515
Government National Mortgage Association Series 2014-126, Class IO (I/O) 0.70%(10)	02/16/55		4,263,863	130,574

Total Commercial Mortgage-Backed Securities — Agency (Cost: $2,107,680)				865,102

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 16.7%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35		2,715,000	2,642,374
1211 Avenue of the Americas Trust Series 2015-1211, Class C 4.14%(1),(10)	08/10/35		1,080,000	1,022,153
1211 Avenue of the Americas Trust Series 2015-1211, Class D 4.14%(1),(10)	08/10/35		4,365,000	4,014,163
1345 Trust Series 2025-AOA, Class D 6.68% (1 mo. USD Term SOFR + 3.000%)(1),(2)	06/15/42		3,000,000	3,019,253
245 Park Avenue Trust Series 2017-245P, Class E 3.66%(1),(10)	06/05/37		4,800,000	4,626,745
280 Park Avenue Mortgage Trust Series 2017-280P, Class C 5.22% (1 mo. USD Term SOFR + 1.550%)(1),(2)	09/15/34		1,700,000	1,692,098
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.09% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34		4,430,280	4,393,989

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B 7.71% (30 day USD SOFR Average + 4.000%)(1),(2)	06/25/27	$3,070,725	$3,067,670
ACREC LLC Series 2026-FL4, Class C 5.80% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/18/43	4,000,000	4,007,502
AMSR Trust Series 2021-SFR1, Class G 4.61%(1)	06/17/38	2,500,000	2,445,856
AMSR Trust Series 2021-SFR2, Class F1 3.28%(1)	08/17/38	1,225,000	1,209,753
AMSR Trust Series 2021-SFR2, Class F2 3.67%(1)	08/17/38	3,850,000	3,805,737
AMSR Trust Series 2021-SFR3, Class G 3.80%(1)	10/17/38	4,260,000	4,210,661
AMSR Trust Series 2021-SFR3, Class H 4.90%(1)	10/17/38	1,500,000	1,492,585
AMSR Trust Series 2021-SFR3, Class I 5.88%(1)	10/17/38	4,520,000	4,515,627
AMSR Trust Series 2022-SFR1, Class F 6.02%(1)	03/17/39	3,150,000	3,140,454
AMSR Trust Series 2022-SFR1, Class G 5.00%(1)	03/17/39	3,290,000	3,245,233
AMSR Trust Series 2024-SFR1, Class E 4.29%(1)	07/17/41	4,653,000	4,475,411
AMSR Trust Series 2025-SFR1, Class F1 3.66%(1)	06/17/42	3,000,000	2,697,923
AMSR Trust Series 2025-SFR2, Class E2 4.28%(1)	11/17/42	4,560,000	4,267,554
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class C 6.37% (1 mo. USD Term SOFR + 2.693%)(1),(2)	01/20/43	2,300,000	2,317,951
ARZ Trust Series 2024-BILT, Class F 8.27%(1)	06/11/39	2,325,000	2,417,822
ARZ Trust Series 2024-BILT, Class G 8.80%(1)	06/11/39	2,400,000	2,492,103
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O) 1.25%(1),(10)	09/15/48	500,000	144
Bank Series 2020-BN25, Class C 3.35%(10)	01/15/63	5,941,000	5,217,354
BBCMS Trust Series 2015-SRCH, Class D 4.96%(1),(10)	08/10/35	5,000,000	4,806,036
Benchmark Mortgage Trust Series 2024-V10, Class C 5.68%(10)	09/15/57	1,338,000	1,333,016
Benchmark Mortgage Trust Series 2024-V8, Class C 6.95%(10)	07/15/57	2,000,000	2,095,209
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class D 6.37% (1 mo. USD Term SOFR + 2.691%)(1),(2)	11/15/41	3,010,000	3,034,168
BGME Trust Series 2021-VR, Class C 2.99%(1),(10)	01/10/43	1,600,000	1,234,519
BGME Trust Series 2021-VR, Class D 2.99%(1),(10)	01/10/43	1,700,000	1,254,949
BPR Commercial Mortgage Trust Series 2024-PARK, Class E 10.01%(1),(10)	11/05/39	2,690,000	2,942,611
BPR Trust Series 2021-TY, Class D 6.15% (1 mo. USD Term SOFR + 2.464%)(1),(2)	09/15/38	1,750,000	1,749,557
BX Commercial Mortgage Trust Series 2020-VIV2, Class C 3.54%(1),(10)	03/09/44	1,100,000	1,036,899
BX Commercial Mortgage Trust Series 2020-VIVA, Class E 3.55%(1),(10)	03/11/44	1,200,000	1,086,125
BX Commercial Mortgage Trust Series 2025-BCAT, Class D 6.33% (1 mo. USD Term SOFR + 2.650%)(1),(2)	08/15/42	4,216,453	4,241,361
BX Commercial Mortgage Trust Series 2025-BCAT, Class E 7.18% (1 mo. USD Term SOFR + 3.500%)(1),(2)	08/15/42	6,209,686	6,215,463
BX Commercial Mortgage Trust Series 2025-SPOT, Class E 7.37% (1 mo. USD Term SOFR + 3.690%)(1),(2)	04/15/40	2,085,277	2,102,135
BX Mortgage Trust Series 2021-PAC, Class G 6.74% (1 mo. USD Term SOFR + 3.061%)(1),(2)	10/15/36	2,059,000	2,058,931
BX Trust Series 2019-OC11, Class E 3.94%(1),(10)	12/09/41	3,000,000	2,786,412
BX Trust Series 2022-CLS, Class B 6.30%(1)	10/13/27	2,955,000	2,977,354
BX Trust Series 2022-LBA6, Class D 5.68% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/15/39	1,240,000	1,241,187
BX Trust Series 2023-LIFE, Class C 5.88%(1)	02/15/28	3,920,000	3,796,916
BX Trust Series 2023-LIFE, Class D 6.87%(1)	02/15/28	4,300,000	4,152,665
BX Trust Series 2024-BIO, Class B 5.62% (1 mo. USD Term SOFR + 1.941%)(1),(2)	02/15/41	2,000,000	2,002,703
BX Trust Series 2024-BIO, Class C 6.32% (1 mo. USD Term SOFR + 2.640%)(1),(2)	02/15/41	1,837,000	1,825,098
BX Trust Series 2024-BIO, Class D 7.32% (1 mo. USD Term SOFR + 3.639%)(1),(2)	02/15/41	1,530,000	1,518,712
BX Trust Series 2025-LUNR, Class E 7.63% (1 mo. USD Term SOFR + 3.950%)(1),(2)	06/15/40	1,708,864	1,719,020
BX Trust Series 2025-ROIC, Class E 6.62% (1 mo. USD Term SOFR + 2.941%)(1),(2)	03/15/30	1,608,524	1,605,709
BX Trust Series 2025-VLT6, Class E 6.87% (1 mo. USD Term SOFR + 3.191%)(1),(2)	03/15/42	1,400,000	1,402,590
BX Trust Series 2025-VLT7, Class D 6.93% (1 mo. USD Term SOFR + 3.250%)(1),(2)	07/15/44	5,620,000	5,667,784

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BXHPP Trust Series 2021-FILM, Class E 5.79% (1 mo. USD Term SOFR + 2.114%)(1),(2)	08/15/36		$1,200,000	$1,079,488
BXP Trust Series 2017-GM, Class D 3.42%(1),(10)	06/13/39		1,000,000	973,622
BXP Trust Series 2017-GM, Class E 3.42%(1),(10)	06/13/39		750,000	720,992
BXSC Commercial Mortgage Trust Series 2022-WSS, Class B 5.77% (1 mo. USD Term SOFR + 2.092%)(1),(2)	03/15/35		1,749,690	1,753,876
Caister Finance DAC Series 1A, Class E 9.61% (1 day GBP SONIA + 5.750%)(1),(2)	08/17/35	GBP	2,115,000	2,894,903
CD Mortgage Trust Series 2016-CD1, Class XA (I/O) 1.33%(10)	08/10/49		7,838,157	9,813
Century Plaza Towers Series 2019-CPT, Class F 3.00%(1),(10)	11/13/39		450,000	354,019
CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O) 0.80%(1),(10)	08/15/50		11,628,000	122,134
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.57%(1),(10)	04/15/42		1,920,000	2,002,506
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O) 0.99%(10)	02/10/49		1,295,630	34
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41		1,450,000	1,324,231
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(10)	10/15/45		160,043	3,224
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O) 0.43%(1),(8),(10)	12/10/44		794,643	12
COMM Mortgage Trust Series 2014-CR19, Class XC (I/O) 0.77%(1),(10)	08/10/47		854,520	4,755
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.59%(10)	09/10/47		1,442,020	23
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O) 0.99%(1),(10)	07/10/48		10,015,000	325
COMM Mortgage Trust Series 2016-787S, Class D 3.83%(1),(10)	02/10/36		950,000	933,824
COMM Mortgage Trust Series 2016-CR28, Class XA (I/O) 0.51%(10)	02/10/49		998,134	20
CONE Trust Series 2024-DFW1, Class B 5.97% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41		1,267,000	1,268,675
CoreVest American Finance Ltd. Series 2021-1, Class XB (I/O) 1.41%(1),(10)	04/15/53		4,459,000	185,477
CoreVest American Finance Trust Series 2019-3, Class XA (I/O) 2.00%(1),(10)	10/15/52		44,709	3
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O) 1.53%(10)	06/15/52		531,453	21,744
DBGS Mortgage Trust Series 2021-W52, Class B 5.69% (1 mo. USD Term SOFR+ 2.011%)(1),(2)	10/15/39		3,600,000	3,582,101
DBGS Mortgage Trust Series 2021-W52, Class C 6.25% (1 mo. USD Term SOFR + 2.564%)(1),(2)	10/15/39		1,350,000	1,333,429
DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O) 1.20%(10)	05/10/49		4,158,204	154
DBSG Mortgage Trust Series 2024-ALTA, Class D 7.06%(1),(10)	06/10/37		500,000	504,260
Del Amo Fashion Center Trust Series 2017-AMO, Class D 3.64%(1),(10)	06/05/35		1,515,000	1,443,675
DGWD Trust Series 2025-INFL, Class E 7.68% (1 mo. USD Term SOFR + 4.000%)(1),(2)	08/15/35		2,425,000	2,449,359
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41		1,458,000	1,323,041
DOLP Trust Series 2021-NYC, Class E 3.70%(1),(10)	05/10/41		600,000	496,545
DOLP Trust Series 2021-NYC, Class G 3.70%(1),(10)	05/10/41		2,250,000	1,631,795
DROP Mortgage Trust Series 2021-FILE, Class A 4.94% (1 mo. USD Term SOFR + 1.264%)(1),(2)	10/15/43		5,200,000	5,162,351
ELP Commercial Mortgage Trust Series 2025-ELP, Class E 6.67%(1),(10)	11/13/42		4,150,000	4,237,212
Extended Stay America Trust Series 2025-ESH, Class D 6.28% (1 mo. USD Term SOFR + 2.600%)(1),(2)	10/15/42		5,540,000	5,601,875
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38		4,000,000	3,955,327
FirstKey Homes Trust Series 2021-SFR1, Class F3 3.69%(1)	08/17/38		3,393,000	3,355,922
FirstKey Homes Trust Series 2021-SFR3, Class E1 2.99%(1)	12/17/38		944,000	926,200
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39		1,600,000	1,597,308
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class D 6.28% (1 mo. USD Term SOFR + 2.600%)(1),(2)	12/15/39		5,000,000	5,044,615
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class E 6.83% (1 mo. USD Term SOFR + 3.150%)(1),(2)	12/15/39		3,887,000	3,925,661
FRTKL Group, Inc. Series 2021-SFR1, Class F 3.17%(1)	09/17/38		1,779,000	1,743,800
FRTKL Group, Inc. Series 2021-SFR1, Class G 4.11%(1)	09/17/38		5,073,000	4,971,814
FS Commercial Mortgage Trust Series 2023-4SZN, Class E 10.42%(1),(10)	11/10/39		1,000,000	1,023,071
Great Wolf Trust Series 2024-WOLF, Class E 7.32% (1 mo. USD Term SOFR + 3.639%)(1),(2)	03/15/39		3,225,000	3,251,620
Great Wolf Trust Series 2024-WOLF, Class F 8.12% (1 mo. USD Term SOFR + 4.438%)(1),(2)	03/15/39		2,610,000	2,634,381
GS Mortgage Securities Corp. Trust Series 2017-375H, Class B 3.48%(1),(10)	09/10/37		2,920,000	2,823,368
GS Mortgage Securities Corp. Trust Series 2024-UPTN, Class E 9.38%(1 mo. USD Term SOFR + 5.700%)(1),(2)	10/15/29		1,450,000	1,422,054

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O) 0.00%(1),(6)	08/10/44		$239,803	$170
GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O) 0.84%(10)	10/10/48		461,028	251
GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O) 1.64%(10)	05/10/49		143,969	6
GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O) 0.50%(10)	11/10/49		13,149,029	16,140
GWT Trust Series 2024-WLF2, Class B 5.82% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41		522,000	524,740
HAVN Trust Series 2025-MOB, Class D 7.48% (1 mo. USD Term SOFR + 3.800%)(1),(2)	10/15/35		3,315,000	3,319,091
Hilton USA Trust Series 2016-HHV, Class F 4.19%(1),(10)	11/05/38		1,835,000	1,803,221
Hilton USA Trust Series 2025-NVIL, Class E 8.97% (1 mo. USD Term SOFR + 5.288%)(1),(2)	07/15/42		1,010,000	1,023,283
Hilton USA Trust Series 2025-NVIL, Class F 10.62% (1 mo. USD Term SOFR + 6.936%)(1),(2)	07/15/42		1,075,000	1,086,069
Hudson Yards Mortgage Trust Series 2019-30HY, Class D 3.44%(1),(10)	07/10/39		800,000	748,211
Hudson Yards Mortgage Trust Series 2019-55HY, Class D 2.94%(1),(10)	12/10/41		4,000,000	3,638,178
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E 6.68%(1),(10)	01/13/40		1,000,000	1,040,820
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.40%(1),(10)	01/13/40		1,550,000	1,575,679
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E 8.20%(1),(10)	07/13/42		2,235,000	2,322,555
IRV Trust Series 2025-200P, Class D 6.17%(1),(10)	03/14/47		1,370,000	1,399,829
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA (I/O) 0.00%(6)	07/15/48		2,969,665	26
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XNR (I/O) 0.25%(1),(10)	07/15/48		4,710,271	7,365
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class XA (I/O) 0.55%(10)	08/15/48		236,619	4
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class XA (I/O) 0.78%(10)	03/15/50		3,672,282	23,799
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O) 1.39%(10)	06/15/49		164,327	75
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O) 0.50%(1),(10)	06/15/45		47,947,005	88,309
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-COR4, Class A3 3.76%	03/10/52		500,000	494,356
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O) 0.25%(1),(10)	12/05/38		2,010,000	3,031
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O) 1.88%(1),(10)	01/16/37		450,000	8,513
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O) 0.57%(1),(10)	01/16/37		1,450,000	8,853
KSL Commercial Mortgage Trust Series 2025-MH, Class E 7.62% (1 mo. USD Term SOFR + 3.940%)(1),(2)	12/15/42		6,500,000	6,518,194
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class E 4.76% (3 mo. EUR EURIBOR + 2.700%)(1),(2)	08/17/33	EUR	1,004,439	1,190,292
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F 5.71% (3 mo. EUR EURIBOR + 3.650%)(1),(2)	08/17/33	EUR	490,928	578,911
Last Mile Logistics Pan Euro Finance DAC Series 1X, Class D 3.96% (3 mo. EUR EURIBOR + 1.900%)(2),(3)	08/17/33	EUR	2,405,548	2,853,457
Last Mile Securities PE DAC Series 2021-1A, Class F 7.06% (3 mo. EUR EURIBOR + 5.000%)(1),(2)	08/17/31	EUR	754,845	894,432
Last Mile Securities PE DAC Series 2021-1X, Class E 5.56% (3 mo. EUR EURIBOR + 3.500%)(2),(3)	08/17/31	EUR	1,199,753	1,422,442
MAD Commercial Mortgage Trust Series 2025-11MD, Class D 6.57%(1),(10)	10/15/42		2,300,000	2,355,101
MAD Commercial Mortgage Trust Series 2025-11MD, Class E 7.57%(1),(10)	10/15/42		2,300,000	2,287,344
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O) 0.13%(1),(8),(10)	08/15/45		21,030,849	151
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O) 1.04%(1),(10)	10/15/46		15,985,117	229,134
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.52%(10)	04/15/48		167,072	3
Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O) 0.49%(1),(10)	06/15/44		10,124,887	37,978
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E 4.32%(1),(10)	01/15/43		100,000	87,378
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.50%(1),(10)	01/15/37		3,041,000	2,652,463
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E 6.70%(1),(10)	11/05/41		811,000	822,592
NYC Commercial Mortgage Trust Series 2021-909, Class D 3.21%(1),(10)	04/10/43		1,400,000	1,100,602

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
NYC Commercial Mortgage Trust Series 2025-1155, Class C 6.81%(1)	06/10/42		$3,800,000	$3,898,363
NYC Commercial Mortgage Trust Series 2025-1155, Class E 7.36%(1),(10)	06/10/42		3,355,000	3,340,394
NYC Commercial Mortgage Trust Series 2025-3BP, Class D 6.12% (1 mo. USD Term SOFR + 2.441%)(1),(2)	02/15/42		2,050,000	2,061,258
NYCT Trust Series 2024-3ELV, Class C 6.52% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29		6,500,000	6,522,156
NYO Commercial Mortgage Trust Series 2021-1290, Class B 5.34% (1 mo. USD Term SOFR + 1.659%)(1),(2)	12/15/38		1,780,000	1,777,870
NYO Commercial Mortgage Trust Series 2021-1290, Class C 5.79% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38		820,000	819,230
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.34% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38		2,765,000	2,749,722
PFP Ltd. Series 2025-12, Class C 6.21% (1 mo. USD Term SOFR + 2.542%)(1),(2)	12/18/42		2,840,000	2,847,968
PFP Ltd. Series 2025-12, Class D 6.76% (1 mo. USD Term SOFR + 3.091%)(1),(2)	12/18/42		1,834,000	1,836,653
Progress Residential Trust Series 2021-SFR10, Class F 4.61%(1)	12/17/40		1,126,026	1,103,190
Progress Residential Trust Series 2021-SFR10, Class H 5.23%(1)	12/17/40		7,987,693	7,838,896
Progress Residential Trust Series 2021-SFR11, Class F 4.42%(1)	01/17/39		1,250,000	1,223,731
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26		1,211,000	1,205,883
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38		1,250,000	1,241,357
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38		1,488,000	1,469,464
Progress Residential Trust Series 2021-SFR9, Class E1 2.81%(1)	11/17/40		1,531,000	1,455,547
Progress Residential Trust Series 2022-SFR1, Class F 4.88%(1)	02/17/41		1,770,000	1,752,085
Progress Residential Trust Series 2022-SFR1, Class G 5.52%(1)	02/17/41		5,160,000	5,123,426
Progress Residential Trust Series 2022-SFR3, Class E2 5.60%(1)	04/17/39		2,895,000	2,897,176
Progress Residential Trust Series 2023-SFR1, Class E1 6.15%(1)	03/17/40		3,600,000	3,603,031
Progress Residential Trust Series 2023-SFR2, Class E1 4.75%(1)	10/17/40		5,141,000	5,067,472
Progress Residential Trust Series 2024-SFR2, Class E2 3.65%(1),(10)	04/17/41		2,800,000	2,655,997
Progress Residential Trust Series 2024-SFR2, Class F 3.65%(1),(10)	04/17/41		5,000,000	4,687,137
Progress Residential Trust Series 2024-SFR4, Class E2 3.40%(1)	07/17/41		4,500,000	4,186,379
Progress Residential Trust Series 2024-SFR4, Class F1 3.40%(1)	07/17/41		6,482,000	5,997,746
Progress Residential Trust Series 2024-SFR5, Class E2 3.63%(1),(10)	08/09/29		2,050,000	1,911,163
Progress Residential Trust Series 2025-SFR1, Class E2 3.75%(1)	02/17/42		5,780,000	5,369,867
RIDE Series 2025-SHRE, Class D 6.97%(1),(10)	02/14/47		3,000,000	3,093,269
RIDE Series 2025-SHRE, Class E 8.07%(1),(10)	02/14/47		2,500,000	2,563,379
ROCK Trust Series 2024-CNTR, Class E 8.82%(1)	11/13/41		4,175,000	4,449,481
SCG Commercial Mortgage Trust Series 2025-FLWR, Class D 5.98% (1 mo. USD Term SOFR + 2.300%)(1),(2)	08/15/42		3,500,000	3,522,818
Sequoia Logistics DAC Series 2025-1A, Class E 5.86% (3 mo. EUR EURIBOR + 3.800%)(1),(2)	02/17/37	EUR	3,350,000	3,975,714
Sequoia Logistics DAC Series 2025-1X, Class C 3.96% (3 mo. EUR EURIBOR + 1.900%)(2),(3)	02/17/37	EUR	3,840,000	4,567,842
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A 3.66%(1),(10)	01/05/43		400,000	348,544
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(10)	01/05/43		460,000	406,457
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C 4.39% (1),(10)	01/05/43		925,000	755,579
SFO Commercial Mortgage Trust Series 2021-555, Class A 4.94% (1 mo. USD Term SOFR + 1.264%)(1),(2)	05/15/38		1,040,000	1,040,569
SFO Commercial Mortgage Trust Series 2021-555, Class D 6.19% (1 mo. USD Term SOFR + 2.514%)(1),(2)	05/15/38		500,000	498,903
SLG Office Trust Series 2021-OVA, Class E 2.85%(1)	07/15/41		4,700,000	4,087,425
SMRT Commercial Mortgage Trust Series 2022-MINI, Class D 5.63% (1 mo. USD Term SOFR + 1.950%)(1),(2)	01/15/39		1,400,000	1,398,920
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 7.03% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39		6,500,000	6,425,316
SREIT Trust Series 2021-MFP2, Class C 5.17% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36		1,060,000	1,060,303
SREIT Trust Series 2021-PALM, Class D 5.20% (1 mo. USD Term SOFR + 1.524%)(1),(2)	10/15/34		3,860,000	3,860,033
SREIT Trust Series 2021-PALM, Class E 5.70% (1 mo. USD Term SOFR + 2.024%)(1),(2)	10/15/34		4,100,000	4,100,838

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
STWD LLC Series 2025-FL4, Class D 6.33% (1 mo. USD Term SOFR + 2.650%)(1),(2)	11/19/42		$3,500,000	$3,502,883
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.02% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42		6,300,000	6,287,001
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D 6.77% (1 mo. USD Term SOFR + 3.091%)(1),(2)	04/15/42		1,325,000	1,335,038
Tricon Residential Trust Series 2021-SFR1, Class F 3.69%(1)	07/17/38		7,900,000	7,832,588
Tricon Residential Trust Series 2022-SFR1, Class E2 5.74%(1)	04/17/39		1,600,000	1,594,406
Tricon Residential Trust Series 2024-SFR4, Class D 5.35%(1)	11/17/41		1,480,000	1,482,308
TRTX Issuer Ltd. Series 2025-FL7, Class B (I/F) 5.63% (1 mo. USD Term SOFR + 1.950%)(1),(2)	06/18/43		3,000,000	2,999,721
TRTX Issuer Ltd. Series 2025-FL7, Class C (I/F) 5.88% (1 mo. USD Term SOFR + 2.200%)(1),(2)	06/18/43		1,000,000	999,993
TRTX Issuer Ltd. Series 2025-FL7, Class D (I/F) 6.33% (1 mo. USD Term SOFR + 2.650%)(1),(2)	06/18/43		3,125,000	3,118,061
U.K. Logistics DAC Series 2024-2A, Class D 6.96% (1 day GBP SONIA + 3.100%)(1),(2)	02/17/35	GBP	701,602	959,945
U.K. Logistics DAC Series 2024-2X, Class D 6.96% (1 day GBP SONIA + 3.100%)(2),(3)	02/17/35	GBP	390,346	534,079
U.K. Logistics DAC Series 2024-2X, Class E 8.11% (1 day GBP SONIA + 4.250%)(2),(3)	02/17/35	GBP	1,275,640	1,734,447
U.K. Logistics DAC Series 2025-1A, Class E 9.36% (1 day GBP SONIA + 5.500%)(1),(2)	05/17/35	GBP	933,241	1,280,839
UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O) 1.08%(10)	10/15/50		7,743,454	100,169
VNDO Trust Series 2016-350P, Class D 3.90%(1),(10)	01/10/35		1,060,000	1,047,030
WBHT Commercial Mortgage Trust Series 2025-WBM, Class B 5.87% (1 mo. USD Term SOFR + 2.192%)(1),(2)	06/15/42		2,650,000	2,660,369
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O) 2.11%(1),(10)	04/15/50		415,000	11,665
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class XA (I/O) 1.99%(10)	06/15/49		3,811,347	216
Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS 4.67%(10)	09/15/61		1,100,000	1,096,967
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class C 5.70% (1 mo. USD Term SOFR + 2.014%)(1),(2)	02/15/40		1,920,000	1,925,568
Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C 6.80%(10)	07/15/57		847,000	869,810
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O) 0.33%(1),(8),(10)	12/15/45		37,880,485	466
WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O) 0.27%(10)	09/15/57		190,111	21

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $432,364,522)				434,755,071

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 23.5%
COOPR Residential Mortgage Trust Series 2025-CES3, Class M1 5.63%(1),(10)	09/25/60		4,500,000	4,518,936
Federal Home Loan Mortgage Corp., Pool #SD8237 4.00%	08/01/52		1,738,717	1,666,222
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52		42,094,800	40,333,149
Federal Home Loan Mortgage Corp., Pool #SD8265 4.00%	11/01/52		617,598	591,560
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53		6,779,849	6,492,962
Federal Home Loan Mortgage Corp., Pool #SD5324 4.00%	02/01/53		333,748	319,833
Federal Home Loan Mortgage Corp., Pool #SL1033 4.00%	01/01/54		17,265,703	16,518,825
Federal Home Loan Mortgage Corp., Pool #SD8238 4.50%	08/01/52		3,170,614	3,118,687
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52		6,227,851	6,125,276
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52		470,384	462,592
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52		2,659,409	2,615,113
Federal Home Loan Mortgage Corp., Pool #SD8275 4.50%	12/01/52		2,734,137	2,688,597
Federal Home Loan Mortgage Corp., Pool #SD8298 4.50%	02/01/53		30,941,985	30,420,857
Federal Home Loan Mortgage Corp., Pool #SD8489 4.50%	12/01/54		18,224,493	17,858,416
Federal Home Loan Mortgage Corp., Pool #SD8299 5.00%	02/01/53		2,496,744	2,505,945
Federal Home Loan Mortgage Corp., Pool #SD8323 5.00%	05/01/53		7,078,710	7,108,732
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class JF 5.00% (30 day USD SOFR Average + 1.300%)(2)	09/25/54		1,683,586	1,700,927
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class DF 4.85% (30 day USD SOFR Average + 1.150%)(2)	11/25/54		3,645,187	3,678,358
Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O) (I/F) 2.30% (-30 day USD SOFR Average + 6.000%)(2)	01/25/55		6,277,865	480,226

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 5500, Class AF 4.70% (30 day USD SOFR Average + 1.000%)(2)	02/25/55	$1,307,241	$1,313,944
Federal Home Loan Mortgage Corp. REMICS Series 5500, Class SJ (I/F) 2.05% (-30 day USD SOFR Average + 5.750%)(2)	02/25/55	6,267,172	486,793
Federal Home Loan Mortgage Corp. REMICS Series 5524, Class FB 4.90% (30 day USD SOFR Average + 1.200%)(2)	04/25/55	13,608,733	13,723,288
Federal Home Loan Mortgage Corp. REMICS Series 5527, Class FD 4.90% (30 day USD SOFR Average + 1.200%)(2)	09/25/54	15,241,874	15,373,063
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F) 1.35% (-30 day USD SOFR Average + 5.050%)(2)	06/25/55	13,504,362	734,197
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 4.95% (-30 day USD SOFR Average + 10.500%)(2)	06/25/55	1,318,428	1,290,499
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 5.03% (-30 day USD SOFR Average + 10.575%)(2)	06/25/55	1,317,858	1,290,661
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 5.50% (-30 day USD SOFR Average + 11.667%)(2)	06/25/55	1,286,647	1,272,167
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class DF 5.10% (30 day USD SOFR Average + 1.400%)(2)	06/25/55	2,306,251	2,335,390
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F) 4.95% (-30 day USD SOFR Average + 10.500%)(2)	06/25/55	435,179	427,137
Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F) 5.03% (-30 day USD SOFR Average + 10.575%)(2)	08/25/55	1,435,738	1,377,418
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F) 2.20% (-30 day USD SOFR Average + 5.900%)(2)	09/25/55	18,267,039	1,711,421
Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O) 5.50%	07/15/36	150,219	25,708
Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1 2.00%	01/25/51	6,138,857	800,821
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	6,013,765	780,363
Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C35 (I/O) 2.00%	06/15/52	11,537,538	1,549,257
Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O) 2.50%	10/15/52	5,274,088	801,326
Federal Home Loan Mortgage Corp. STRIPS Series 408, Class C37 2.00%	03/25/52	15,315,274	2,150,629
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	7,096,733	6,804,602
Federal National Mortgage Association, Pool #MA4700 4.00%	08/01/52	2,858,068	2,740,242
Federal National Mortgage Association, Pool #MA4732 4.00%	09/01/52	8,020,494	7,684,441
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	4,302,469	4,124,825
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	5,258,271	5,035,770
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	5,978,924	5,881,275
Federal National Mortgage Association, Pool #MA4840 4.50%	12/01/52	10,523,675	10,348,390
Federal National Mortgage Association, Pool #FS9508 4.50%	03/01/54	4,247,796	4,173,711
Federal National Mortgage Association, Pool #FA0658 4.50%	10/01/54	9,289,143	9,136,632
Federal National Mortgage Association, Pool #MA5584 4.50%	01/01/55	17,036,317	16,694,108
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	9,739,510	9,775,729
Federal National Mortgage Association Interest STRIPS Series 426, Class C24 (I/O) 1.50%	01/25/52	35,805,665	3,929,466
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	1,309,405	172,315
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	4,812,113	629,718
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	3,132,528	410,657
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	7,373,596	948,333
Federal National Mortgage Association Interest STRIPS Series 435, Class C24 (I/O) 2.00%	04/25/52	10,354,991	1,343,111
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F) 2.19% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	50,014	3,614
Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O) 3.00%	12/25/27	35,207	626
Federal National Mortgage Association REMICS Series 2024-73, Class FB 4.90% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	2,135,389	2,153,430

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2024-76, Class SY (I/O) (I/F) 1.80% (-30 day USD SOFR Average + 5.500%)(2)	11/25/54	$14,082,207	$965,939
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F) 1.65% (-30 day USD SOFR Average + 5.350%)(2)	07/25/54	12,529,511	638,349
Federal National Mortgage Association REMICS Series 2024-91, Class SB (I/O) (I/F) 2.15% (-30 day USD SOFR Average + 5.850%)(2)	12/25/54	6,526,063	454,474
Federal National Mortgage Association REMICS Series 2024-96, Class FC 4.90% (30 day USD SOFR Average + 1.200%)(2)	12/25/54	8,367,444	8,446,743
Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F) 2.28% (-30 day USD SOFR Average + 5.980%)(2)	12/25/54	2,798,306	241,158
Federal National Mortgage Association REMICS Series 2024-98, Class SG (I/F) 2.30% (-30 day USD SOFR Average + 6.000%)(2)	11/25/54	1,004,004	88,278
Federal National Mortgage Association REMICS Series 2025-13, Class FA 5.00% (30 day USD SOFR Average + 1.300%)(2)	03/25/55	4,169,361	4,211,445
Federal National Mortgage Association REMICS Series 2025-15, Class FQ 4.90% (30 day USD SOFR Average + 1.200%)(2)	04/25/55	1,133,838	1,143,062
Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F) 5.50% (-30 day USD SOFR Average + 11.667%)(2)	02/25/55	279,628	271,960
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) (I/F) 1.50% (-30 day USD SOFR Average + 5.200%)(2)	06/25/55	18,796,676	905,082
Federal National Mortgage Association REMICS Series 2025-59, Class DS (I/O) (I/F) 2.16% (-30 day USD SOFR Average + 5.857%)(2)	08/25/55	16,952,263	1,113,427
Federal National Mortgage Association REMICS Series 2025-70, Class LF 4.95% (30 day USD SOFR Average + 1.250%)(2)	09/25/55	22,267,978	22,489,676
Federal National Mortgage Association REMICS Series 2025-72, Class FA 4.95% (30 day USD SOFR Average + 1.250%)(2)	08/25/55	22,984,026	23,211,396
Federal National Mortgage Association REMICS Series 2025-85, Class EF 4.90% (30 day USD SOFR Average + 1.200%)(2)	09/25/55	11,777,740	11,871,299
Federal National Mortgage Association REMICS Series 2025-87, Class SA (I/O) (I/F) 2.20% (-30 day USD SOFR Average + 5.900%)(2)	10/25/55	9,359,222	808,175
Federal National Mortgage Association REMICS Series 2025-92, Class FD 4.85% (30 day USD SOFR Average + 1.150%)(2)	11/25/55	11,315,287	11,418,269
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	13,651,650	13,036,791
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	1,579,354	1,556,182
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	5,739,346	5,611,004
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	3,769,195	3,684,325
Government National Mortgage Association, Pool #MA8948 5.50%	06/20/53	6,676,992	6,805,423
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	10,093,574	10,278,931
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F) 6.22% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	150,027	11,457
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	20,093	18,681
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC) 3.50%	11/20/48	1,912	1,836
Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F) 1.70% (-30 day USD SOFR Average + 5.400%)(2)	09/20/54	12,510,152	706,973
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F) 1.80% (-30 day USD SOFR Average + 5.500%)(2)	10/20/54	10,731,538	774,883
Government National Mortgage Association REMICS Series 2025-134, Class SJ (I/O) (I/F) 2.25% (-30 day USD SOFR Average + 5.950%)(2)	08/20/55	11,352,189	998,214
Government National Mortgage Association REMICS Series 2025-27, Class FG 4.90% (30 day USD SOFR Average + 1.200%)(2)	02/20/55	2,117,152	2,134,215
Government National Mortgage Association REMICS Series 2025-41, Class HS (I/F) 1.64% (-30 day USD SOFR Average + 5.340%)(2)	03/20/55	11,361,003	704,975

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O) (I/F) 1.60% (-30 day USD SOFR Average + 5.300%)(2)	03/20/55		$13,541,960	$673,480
Government National Mortgage Association, TBA 4.00%(12)	05/01/55		18,825,000	17,804,534
4.50%(12)	08/01/55		22,250,000	21,722,452
5.00%(12)	08/01/55		30,700,000	30,686,722
Uniform Mortgage-Backed Security, TBA 4.00%(12)	06/01/55		39,900,000	38,098,096
4.50%(12)	07/01/55		39,350,000	38,545,902
5.00%(12)	08/01/55		20,200,000	20,193,193
5.50%(12)	05/01/55		22,775,000	23,093,736

Total Residential Mortgage-Backed Securities — Agency (Cost: $608,218,118)				614,061,027

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 12.3%
ACRA Trust Series 2024-NQM1, Class M1A 6.19%(1),(10)	10/25/64		1,470,000	1,489,404
Ajax Mortgage Loan Trust Series 2021-D, Class A 5.00%(1)	03/25/60		2,689,919	2,692,145
American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O) 0.04%(10)	12/25/46		17,268,702	72,710
American Home Mortgage Assets Trust Series 2007-1, Class A1 4.37% (1 yr. MTA + 0.700%)(2)	02/25/47		2,203,858	749,134
American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O) 0.06%(10)	06/25/47		6,517	52
Angel Oak Mortgage Trust Series 2024-11, Class M1A 6.58%(1),(10)	08/25/69		1,925,000	1,962,877
Angel Oak Mortgage Trust Series 2024-6, Class A2 4.65%(1)	11/25/67		2,074,209	2,070,021
Angel Oak Mortgage Trust Series 2025-13, Class M1 5.74%(1),(10)	10/25/70		4,502,000	4,522,274
Angel Oak Mortgage Trust Series 2026-1, Class M1 5.53%(1),(5)	02/25/71		4,200,000	4,213,343
Atlas Funding PLC Series 2023-1, Class F 13.46% (1 day GBP SONIA + 9.730%)(2),(3)	01/20/61	GBP	725,000	1,030,579
Banc of America Alternative Loan Trust Series 2006-5, Class CB8 4.10% (1 mo. USD Term SOFR + 0.424%)(2)	06/25/46		1,331,725	1,091,353
Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O) (I/F) 2.90% (-1 mo. USD Term SOFR + 6.576%)(2)	06/25/46		1,331,733	168,785
Banc of America Funding Trust Series 2006-3, Class 5A3 5.50%	03/25/36		4,077	3,728
Banc of America Funding Trust Series 2006-7, Class T2A5 6.54%	10/25/36		550,360	500,795
Banc of America Funding Trust Series 2014-R5, Class 1A2 3.82% (6 mo. USD Term SOFR + 1.928%)(1),(2)	09/26/45		921,754	655,069
BCAP LLC Trust Series 2007-AA2, Class 2A12 5.50%	04/25/37		2,358,803	928,432
BCMSC Trust Series 1999-B, Class A2 6.98%(10)	12/17/29		997,492	53,951
BCMSC Trust Series 2000-A, Class A3 7.83%(10)	06/15/30		1,658,345	100,224
BCMSC Trust Series 2000-A, Class A4 8.29%(10)	06/15/30		142,144	9,097
Bear Stearns ARM Trust Series 2004-3, Class 2A 4.54%(10)	07/25/34		4,317	4,087
Bear Stearns ARM Trust Series 2005-10, Class A3 6.00%(10)	10/25/35		86,103	86,137
Braccan Mortgage Funding PLC Series 2025-1A, Class X 7.79% (1 day GBP SONIA + 3.930%)(1),(2)	05/17/67	GBP	1,364,383	1,869,690
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1 7.30%(1),(10)	06/25/63		3,210,000	3,229,248
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.47%	02/25/37		771,124	444,133
C-BASS Trust Series 2006-CB7, Class A4 4.11% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36		29,968	21,085
C-BASS Trust Series 2007-CB1, Class AF3 3.09%	01/25/37		918,007	253,086
C-BASS Trust Series 2007-CB1, Class AF6 3.09%	01/25/37		1,620,668	446,676
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54		1,035,568	1,018,127
CFMT LLC Series 2024-NR1, Class A1 6.41%(1)	11/25/29		1,429,299	1,432,848
CFMT LLC Series 2024-R1, Class A3 4.00%(1)	10/25/54		1,500,000	1,443,897
CHL Mortgage Pass-Through Trust Series 2007-20, Class A1 6.50%	01/25/38		196,389	82,930
CHL Mortgage Pass-Through Trust Series 2007-7, Class A9 5.50%	06/25/37		574,321	245,185
CHNGE Mortgage Trust Series 2023-1, Class M1 8.07%(1),(10)	03/25/58		580,000	578,718
CIM Trust Series 2021-R5, Class A1B 2.00%(1),(10)	08/25/61		681,000	468,731
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99		2,062,422	2,066,902
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A 6.13%	08/25/35		1,254,391	1,169,225
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF1, Class A2C 6.10%	03/25/36		26,398	12,089
Citigroup Mortgage Loan Trust, Inc. Series 2009-10, Class 2A2 7.00%(1),(10)	12/25/35		479,370	338,477
CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5 5.50%	07/25/35		1,114,147	1,067,696
CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5 5.50%	04/25/36		199,174	183,765
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1 6.00%	01/25/37		85,892	78,404
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5 6.00%	01/25/37		163,952	149,659
CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13 5.75%	02/25/37		189,393	169,324

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7 5.75%	03/25/37	$151,051	$133,867
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1 6.00%	05/25/37	651,563	599,488
COLT Mortgage Loan Trust Series 2024-7, Class B1 7.13%(1),(10)	12/26/69	1,000,000	1,017,727
COLT Mortgage Loan Trust Series 2025-7, Class B1 6.92%(1),(10)	06/25/70	2,000,000	2,025,823
Conseco Finance Securitizations Corp. Series 2000-1, Class A5 8.06%(10)	09/01/29	3,422,743	409,511
Conseco Finance Securitizations Corp. Series 2000-4, Class A5 7.97%	05/01/32	1,992,158	239,241
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6 5.50%	02/25/35	694,814	693,987
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8 5.50%	05/25/35	1,244,128	1,008,474
Countrywide Alternative Loan Trust Series 2005-46CB, Class A3 5.50%	10/25/35	210,019	143,815
Countrywide Alternative Loan Trust Series 2005-46CB, Class A4 5.25%	10/25/35	158,698	106,587
Countrywide Alternative Loan Trust Series 2005-46CB, Class A7 5.50%	10/25/35	447,677	306,557
Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1 5.50%	11/25/35	177,117	114,995
Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1 6.00%	11/25/35	2,989,072	404,238
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4 5.50%	12/25/35	261,273	175,150
Countrywide Alternative Loan Trust Series 2005-67CB, Class A1 5.50%	01/25/36	52,710	38,479
Countrywide Alternative Loan Trust Series 2005-74T1, Class A5 6.00%	01/25/36	442,460	248,062
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O) (I/F) 1.26% (-1 mo. USD Term SOFR + 4.936%)(2)	03/01/38	1,082,604	58,323
Countrywide Alternative Loan Trust Series 2005-86CB, Class A1 5.50%	02/25/36	494,354	273,624
Countrywide Alternative Loan Trust Series 2005-86CB, Class A8 5.50%	02/25/36	225,991	125,085
Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC) 6.00%	08/25/36	111,913	61,753
Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC) 4.19% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/36	3,712,914	1,563,644
Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O) (I/F) 1.81% (-1 mo. USD Term SOFR + 5.486%)(2)	08/25/36	3,583,659	402,976
Countrywide Alternative Loan Trust Series 2006-32CB, Class A18 6.00%	11/25/36	126,570	69,826
Countrywide Alternative Loan Trust Series 2006-34, Class A5 6.25%	11/25/46	1,255,094	549,162
Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11 5.50%	02/25/36	171,475	114,581
Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC) 6.00%	06/25/47	268,917	134,242
Countrywide Alternative Loan Trust Series 2007-15CB, Class A6 5.75%	07/25/37	503,432	280,630
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7 6.00%	07/25/37	1,793,063	1,033,836
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7 6.00%	08/25/37	6,008	4,343
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25 6.00%	08/25/37	288,748	166,476
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16 6.50%	09/25/37	235,660	80,215
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3 6.00%	04/25/37	167,181	80,119
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4 6.00%	04/25/37	493,208	236,363
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.75%(1)	10/25/36	18,232	18,212
Cross Mortgage Trust Series 2024-H4, Class B1B 8.10%(1),(10)	07/25/69	3,768,000	3,824,475
Cross Mortgage Trust Series 2024-H5, Class B1B 8.12%(1),(10)	08/26/69	3,654,000	3,707,362
Cross Mortgage Trust Series 2024-H6, Class A2 5.38%(1)	09/25/69	738,270	741,449
Cross Mortgage Trust Series 2024-H6, Class A3 5.48%(1)	09/25/69	664,443	666,563
Cross Mortgage Trust Series 2024-H7, Class B1B 7.58%(1),(10)	11/25/69	3,930,000	3,964,628
Cross Mortgage Trust Series 2024-H8, Class B1B 7.36%(1),(10)	12/25/69	3,300,000	3,321,481
Cross Mortgage Trust Series 2025-H5, Class B1B 7.64%(1),(10)	07/25/70	3,160,000	3,194,568
Cross Mortgage Trust Series 2026-NQM1, Class M1 5.53%(1),(5),(10)	02/25/61	4,684,000	4,683,990
CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6 6.50%	08/25/36	1,021,126	475,376
CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11 6.50%	08/25/36	390,632	140,682
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9 7.00%(10)	08/25/37	721,877	393,833
CSMC Trust Series 2014-8R, Class 3A2 5.46%(1),(10)	02/27/36	849,718	713,972

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2 6.16%(10)	06/25/36	$168,304	$154,557
Deutsche Mortgage & Asset Receiving Corp. Series 2014-RS1, Class 1A2 6.50%(1),(10)	07/27/37	257,251	211,086
EFMT Series 2024-NQM1, Class B1B 7.50%(1),(10)	11/25/69	2,867,000	2,894,784
EFMT Series 2025-INV2, Class B1 7.47%(1),(10)	05/26/70	4,000,000	4,089,351
Ellington Financial Mortgage Trust Series 2022-4, Class B1 5.88%(1),(10)	09/25/67	900,000	895,919
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2 11.20% (30 day USD SOFR Average + 7.500%)(1),(2)	10/25/41	7,130,000	7,434,224
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2 11.50% (30 day USD SOFR Average + 7.800%)(1),(2)	11/25/41	6,125,000	6,432,507
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 9.95% (30 day USD SOFR Average + 6.250%)(1),(2)	09/25/41	3,220,789	3,314,433
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2 6.20% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	1,000,000	1,012,357
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1 13.06% (30 day USD SOFR Average + 9.364%)(1),(2)	11/25/39	3,822,909	4,038,019
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1 9.06% (30 day USD SOFR Average + 5.364%)(1),(2)	06/25/39	698,611	709,600
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1 7.56% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	776,139	788,759
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 9.70% (30 day USD SOFR Average + 6.000%)(1),(2)	10/25/41	6,635,000	6,846,006
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.20% (30 day USD SOFR Average + 5.500%)(1),(2)	12/25/41	7,330,000	7,575,542
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 9.70% (30 day USD SOFR Average + 6.000%)(1),(2)	12/25/41	5,710,000	5,928,620
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.11% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	9,660,393	6,379,462
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D 4.23% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	625,721	299,750
First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4 6.25%	03/25/37	535,408	179,911
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4 5.75%	04/25/37	705,770	215,195
GCAT Trust Series 2021-NQM6, Class A1 1.86%(1),(10)	08/25/66	1,134,946	1,047,451
GCAT Trust Series 2025-NQM1, Class B1 7.08%(1),(10)	11/25/69	4,036,000	4,095,947
GCAT Trust Series 2025-NQM4, Class B1 7.20%(1),(10)	06/25/70	3,356,000	3,416,693
GSAA Home Equity Trust Series 2007-5, Class 1F3B 6.00%(10)	05/25/37	4,300,000	284,190
GSAA Home Equity Trust Series 2007-5, Class 1F5B 6.44%	05/25/37	1,987,261	131,645
GSAA Home Equity Trust Series 2007-5, Class 2A2A 4.25% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/47	706,153	307,609
GSAA Trust Series 2006-7, Class AF3 6.72%	03/25/46	2,641,021	915,108
GSAA Trust Series 2007-3, Class 2A1B 3.99% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/47	166,316	7,268
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.87%(10)	09/25/35	2,215	2,126
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A 4.47% (1 mo. USD Term SOFR + 0.794%)(2)	06/20/35	11,280	10,649
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.15% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	2,342,098	1,174,123
HOMES Trust Series 2023-NQM1, Class B1 6.95%(1),(10)	01/25/68	2,900,000	2,892,422
HOMES Trust Series 2024-NQM2, Class B1 7.70%(1),(10)	10/25/69	5,461,000	5,584,111
HOMES Trust Series 2025-NQM1, Class M1 6.52%(1),(10)	01/25/70	3,542,000	3,604,219
HOMES Trust Series 2025-NQM3, Class B1 7.42%(1),(10)	02/25/70	2,794,000	2,856,178
HOMES Trust Series 2025-NQM4, Class B1 6.90%(1),(10)	08/25/70	2,405,500	2,436,483
Homeward Opportunities Fund Trust Series 2024-RRTL2, Class A2 6.37%(1)	09/25/39	3,800,000	3,809,084
Homeward Opportunities Fund Trust Series 2025-RRTL1, Class M1 6.83%(1),(10)	03/25/40	2,645,000	2,676,413

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A2 5.66%(1)	09/25/40	$4,130,000	$4,155,151
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5 6.72%	12/25/36	236,819	72,734
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A 3.71%(10)	03/25/36	64,682	43,720
JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4 6.18%(10)	03/25/36	852,113	756,233
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3 5.96%	09/25/29	401,980	239,669
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4 6.08%	08/25/36	1,302,702	759,989
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5 6.34%	08/25/36	247,554	144,371
JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5 6.91%	07/25/36	1,570,169	402,624
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6 4.39%	11/25/36	595	593
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2 4.12%	01/25/37	356,740	175,349
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3 4.12%	10/25/30	547,690	269,174
JPMorgan Mortgage Trust Series 2007-S1, Class 2A11 6.00%	03/25/37	351,628	126,767
JPMorgan Mortgage Trust Series 2024-CES1, Class A1B 6.02%(1)	06/25/54	738,771	746,499
JPMorgan Mortgage Trust Series 2024-CES1, Class A2 6.15%(1)	06/25/54	532,852	539,728
JPMorgan Mortgage Trust Series 2025-CES1, Class A3 6.07%(1),(10)	05/25/55	1,539,000	1,568,341
JPMorgan Mortgage Trust Series 2025-NQM1, Class B1 7.39%(1),(10)	06/25/65	3,243,000	3,320,001
JPMorgan Mortgage Trust Series 2025-NQM1, Class M1A 6.35%(1),(10)	06/25/65	3,190,000	3,243,424
JPMorgan Mortgage Trust Series 2025-NQM2, Class B1 7.60%(1),(10)	09/25/65	3,046,000	3,107,585
Knock Issuer Trust Series 2025-1, Class A1 7.12%(1)	02/25/30	2,545,000	2,581,283
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1 6.63%(10)	04/15/40	146,927	148,052
Lehman Mortgage Trust Series 2006-1, Class 1A5 5.50%	02/25/36	128,469	59,327
Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F) 2.76% (-1 mo. USD Term SOFR + 6.436%)(2)	11/25/36	182,956	21,111
Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O) (I/F) 3.44% (-1 mo. USD Term SOFR + 7.116%)(2)	01/25/37	5,516,744	382,545
Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O) (I/F) 2.55% (-1 mo. USD Term SOFR + 6.226%)(2)	06/25/37	8,161,508	855,585
Lehman Mortgage Trust Series 2007-5, Class 7A3 7.50%	10/25/36	482,221	135,135
Lehman XS Trust Series 2005-1, Class 3A4 5.37%	07/25/35	22,367	23,990
Lehman XS Trust Series 2006-17, Class 1A (I/O) 0.60%	08/25/46	6,415,401	157,331
Lehman XS Trust Series 2006-17, Class 1A3 4.29% (1 mo. USD Term SOFR + 0.614%)(2)	08/25/46	158,002	144,915
LHOME Mortgage Trust Series 2025-RTL1, Class A2 5.95%(1)	01/25/40	3,609,000	3,654,374
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 4.19% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/35	3,258	3,227
MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3 4.01% (1 mo. USD Term SOFR + 0.334%)(2)	08/25/36	643,817	227,350
Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A3 4.11% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	608,224	182,737
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B 4.05% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	177,435	177,826
Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1 4.29% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/29	2,562	2,517
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B 4.02% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/37	712,194	219,382
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A 4.16% (1 mo. USD Term SOFR + 0.484%)(2)	05/25/37	3,297,083	926,517
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	767	767
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	19,042	19,186
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38	519	519
Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1 6.00%	10/25/37	172,962	91,540
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1 6.50%(1),(10)	06/25/54	1,320,304	1,351,942
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1, Class B1B 7.12%(1),(10)	11/25/69	3,350,000	3,356,191
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5, Class M1 6.14%(1),(10)	07/25/70	4,055,000	4,120,507

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM1, Class M1 5.67%(1),(10)	12/25/70	$4,150,000	$4,209,412
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4 4.29% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37	12,112	11,901
New Residential Mortgage Loan Trust Series 2022-SFR1, Class G 5.00%(1)	02/17/39	5,000,000	4,888,680
New Residential Mortgage Loan Trust Series 2022-SFR2, Class F 4.00%(1)	09/04/39	5,000,000	4,860,585
Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2 7.48%	08/15/27	179,839	129,333
OBX Trust Series 2022-NQM7, Class A3 5.70%(1)	08/25/62	1,099,756	1,100,890
OBX Trust Series 2024-NQM16, Class M1 6.37%(1),(10)	10/25/64	4,000,000	4,057,955
OBX Trust Series 2026-NQM1, Class M1 5.64%(1),(10)	11/25/65	5,250,000	5,281,081
PMT Loan Trust Series 2024-INV1, Class A29 6.00%(1),(10)	10/25/59	1,058,110	1,070,587
PRET LLC Series 2025-NPL4, Class A1 6.37%(1)	04/25/55	3,888,580	3,906,508
PRET LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55	3,416,651	3,431,568
PRET Trust Series 2025-NPL1, Class A1 6.06%(1)	02/25/55	1,449,799	1,452,177
PRKCM Trust Series 2023-AFC1, Class B1 7.40%(1),(10)	02/25/58	1,200,000	1,196,150
PRPM LLC Series 2024-RPL1, Class B1 4.24%(1),(10)	12/25/64	8,131,000	7,644,008
PRPM LLC Series 2024-RPL1, Class M1 4.24%(1),(10)	12/25/64	1,600,000	1,548,792
PRPM LLC Series 2024-RPL3, Class A2 4.00%(1)	11/25/54	1,150,000	1,114,004
PRPM LLC Series 2024-RPL4, Class M1 4.00%(1)	12/25/54	1,280,000	1,203,826
PRPM LLC Series 2025-RCF1, Class A2 4.50%(1)	02/25/55	3,000,000	2,953,247
PRPM LLC Series 2025-RPL3, Class M2 3.25%(1)	04/25/55	4,150,000	3,803,791
PRPM Trust Series 2023-NQM2, Class B1 6.87%(1),(10)	08/25/68	1,250,000	1,256,164
PRPM Trust Series 2023-NQM3, Class B2 7.38%(1),(10)	11/25/68	850,000	852,634
PRPM Trust Series 2025-NQM1, Class M1B 7.14%(1),(10)	11/25/69	2,300,000	2,351,616
PRPM Trust Series 2026-RCF1, Class M1 5.50%(1)	01/25/56	5,000,000	4,984,470
RALI Trust Series 2005-QS14, Class 3A3 6.00%	09/25/35	92,070	81,476
RALI Trust Series 2005-QS16, Class A7 5.50%	11/25/35	297,364	265,305
RALI Trust Series 2006-QS15, Class A3 6.50%	10/25/36	639,533	561,748
RALI Trust Series 2006-QS18, Class 2A2 (I/O) (I/F) 2.76% (-1 mo. USD Term SOFR + 6.436%)(2)	12/25/36	3,140,114	371,552
RALI Trust Series 2006-QS4, Class A2 (PAC) 6.00%	04/25/36	225,930	185,302
RALI Trust Series 2006-QS4, Class A4 6.00%	04/25/36	279,878	229,548
RALI Trust Series 2006-QS6, Class 1A15 6.00%	06/25/36	113,522	93,591
RALI Trust Series 2006-QS6, Class 1A2 6.00%	06/25/36	445,954	367,657
RALI Trust Series 2006-QS6, Class 1A4 6.00%	06/25/36	744,267	613,595
RALI Trust Series 2007-QH9, Class X (P/O) 0.70%(10)	11/25/37	9,466,278	337,071
RALI Trust Series 2007-QO2, Class A1 3.94% (1 mo. USD Term SOFR + 0.264%)(2)	02/25/47	502,303	149,120
RALI Trust Series 2007-QS1, Class 1A4 6.00%	01/25/37	368,187	295,455
RALI Trust Series 2007-QS1, Class 2A1 (I/O) (I/F) 2.85% (-1 mo. USD Term SOFR + 6.526%)(2)	01/25/37	5,155,110	723,181
RALI Trust Series 2007-QS3, Class A1 6.50%	02/25/37	348,786	295,853
RALI Trust Series 2007-QS7, Class 1A1 (PAC) 6.00%	05/25/37	38,638	32,513
RCKT Mortgage Trust Series 2024-CES5, Class A3 6.44%(1)	08/25/44	860,000	877,857
RCKT Mortgage Trust Series 2024-CES6, Class B1 7.23%(1)	09/25/44	2,300,000	2,335,469
RCKT Mortgage Trust Series 2024-CES8, Class A2 5.66%(1)	11/25/44	1,560,000	1,575,715
RCKT Mortgage Trust Series 2024-CES8, Class B1 7.40%(1)	11/25/44	5,010,000	5,114,211
RCKT Mortgage Trust Series 2025-CES12, Class M1 5.65%(1),(10)	11/25/55	5,000,000	5,014,815
Residential Asset Mortgage Products Trust Series 2006-EFC2, Class A4 4.23% (1 mo. USD Term SOFR + 0.554%)(2)	12/25/36	3,459	3,453
Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O) (I/F) 3.76% (-1 mo. USD Term SOFR + 7.436%)(2)	02/25/34	282,625	34,420
Residential Asset Securitization Trust Series 2005-A8CB, Class A9 5.38%	07/25/35	215,792	109,738
Residential Asset Securitization Trust Series 2006-A12, Class A1 6.25%	11/25/36	508,297	176,493
Residential Asset Securitization Trust Series 2006-A15, Class A2 6.25%	01/25/37	506,587	166,621
Residential Asset Securitization Trust Series 2006-A16, Class 1A3 6.00%	02/25/37	333,391	136,707
Residential Asset Securitization Trust Series 2006-A5CB, Class A4 6.00%	06/25/36	209,988	76,198
Residential Asset Securitization Trust Series 2007-A1, Class A1 6.00%	03/25/37	326,093	99,563
Residential Asset Securitization Trust Series 2007-A3, Class 1A4 5.75%	04/25/37	458,850	199,076
Residential Asset Securitization Trust Series 2007-A6, Class 1A3 6.00%	06/25/37	138,928	68,719

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
RFMSI Trust Series 2006-S10, Class 1A1 6.00%	10/25/36		$557,476	$455,407
RFMSI Trust Series 2006-S3, Class A7 5.50%	03/25/36		332,496	268,158
RFMSI Trust Series 2006-S6, Class A10 6.00%	07/25/36		176,240	153,074
RFMSI Trust Series 2006-S6, Class A14 6.00%	07/25/36		56,511	49,083
RFMSI Trust Series 2007-S8, Class 1A1 6.00%	09/25/37		123,067	83,685
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4 2.80%	01/25/36		220,573	190,026
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.09% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36		797,826	398,268
Shamrock Residential DAC Series 2024-1A, Class C 4.17% (1 mo. EUR EURIBOR + 2.200%)(1),(2)	12/24/78	EUR	1,075,000	1,271,019
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4 4.04% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37		211,960	178,503
Soundview Home Loan Trust Series 2007-OPT4, Class 1A1 4.79% (1 mo. USD Term SOFR + 1.114%)(2)	09/25/37		344,416	257,477
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1 6.14%(10)	02/25/34		608	590
Structured Asset Mortgage Investments II Trust Series 2006-AR2, Class A1 4.25% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/36		7,070	6,679
Towd Point Mortgage Trust Series 2024-CES1, Class A1B 6.05%(1),(10)	01/25/64		634,739	639,748
VCAT LLC Series 2026-NPL1, Class A1 5.10%(1)	01/25/56		6,315,000	6,330,066
Verus Securitization Trust Series 2022-2, Class A2 4.26%(1)	02/25/67		784,387	753,318
Verus Securitization Trust Series 2023-1, Class B1 6.84%(1),(10)	12/25/67		1,150,000	1,146,992
Verus Securitization Trust Series 2023-INV1, Class B1 7.44%(1),(10)	02/25/68		1,120,000	1,116,442
Verus Securitization Trust Series 2024-INV1, Class B2 8.45%(1),(10)	03/25/69		3,000,000	3,046,026
Verus Securitization Trust Series 2024-INV2, Class B2 7.95%(1),(10)	08/26/69		550,000	554,715
Verus Securitization Trust Series 2025-7, Class M1 5.82%(1),(10)	08/25/70		4,144,000	4,181,047
Verus Securitization Trust Series 2025-INV1, Class B1 6.95%(1),(10)	02/25/70		1,750,000	1,772,559
Visio Trust Series 2023-1, Class B1 7.81%(1),(10)	03/25/58		900,000	898,668
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6 6.00%	03/25/36		16,983	16,874
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O) 1.15%	05/25/46		5,354,366	242,373
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.00%	06/25/37		141,041	129,988
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37		249,099	215,059
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A3 6.50%(10)	10/25/36		21,971	20,264
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 2A1 6.07%(10)	04/25/36		4,320	4,290
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1 6.00%	06/25/37		1,178,913	1,108,547

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $337,521,260)				320,479,837

BANK LOANS — 8.4%

Advertising — 0.2%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.16% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27		1,076,764	913,753
Neptune Bidco U.S., Inc. 2022 USD Term Loan A 0.00%(13)	10/11/28		600,087	600,251
Neptune Bidco U.S., Inc. 2026 USD Term Loan B 0.00%(13)	01/28/33		900,000	888,561
Outfront Media Capital LLC 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(2)	09/24/32		1,000,000	1,005,940
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.14% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28		454,775	452,501

				3,861,006

Aerospace & Defense — 0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 7.40% (3 mo. USD Term SOFR + 3.750%)(2)	02/11/32		813,850	819,445
TransDigm, Inc. 2023 Term Loan J 6.17% (1 mo. USD Term SOFR + 2.500%)(2)	02/28/31		720,295	720,774
TransDigm, Inc. 2025 Term Loan K 5.92% (1 mo. USD Term SOFR + 2.250%)(2)	03/22/30		426,128	426,235
TransDigm, Inc. 2025 Term Loan M 6.17% (1 mo. USD Term SOFR + 2.500%)(2)	08/19/32		1,462,930	1,463,486

				3,429,940

Airlines — 0.1%
SkyMiles IP Ltd. 2025 Repriced Term Loan B 5.17% (3 mo. USD Term SOFR + 1.500%)(2)	10/20/28		1,764,154	1,778,709

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Apparel — (0.0%)
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	$1,226,954	$1,227,794

Auto Manufacturers — 0.0%
Allison Transmission, Inc. 2025 Incremental Term Loan B 5.45% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/33	700,000	702,712

Auto Parts & Equipment — 0.0%
First Brands Group LLC 2021 Term Loan 0.00%(13)	03/30/27	243,710	1,361
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B 10.69% (1 mo. USD Term SOFR + 7.000%)(2)	06/29/26	279,535	2,203

Total Auto Parts & Equipment (Cost: $307,611)			3,564

Banks — 0.0%
Chrysaor Bidco SARL 2025 USD Term Loan B 0.00%(13)	10/30/31	997,500	1,002,986

Beverages — 0.2%
Arterra Wines Canada, Inc. 2020 Term Loan 7.43% (3 mo. USD Term SOFR + 3.500%)(2)	11/24/27	944,173	930,600
Celsius Holdings, Inc. 2025 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	04/01/32	417,984	421,119
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	2,226,519	2,219,884
Naked Juice LLC 2025 FLSO Term Loan 7.02% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	49,002	31,687
Naked Juice LLC 2025 FLTO Term Loan 9.77% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	75,459	16,807
Primo Brands Corp. 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	03/31/28	1,489,975	1,492,150

			5,112,247

Biotechnology — 0.0%
Genmab AS Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	12/13/32	1,000,000	1,004,910

Building Materials — 0.1%
Potters Industries LLC 2025 Repriced Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(2)	12/23/32	1,500,000	1,500,937

Chemicals — 0.0%
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.27% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	84,299	83,456
Nouryon Finance BV 2024 USD Term Loan B2 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	04/03/28	997,481	997,950

			1,081,406

Commercial Services — 1.0%
Albion Financing 3 SARL 2025 USD Term Loan 6.87% (3 mo. USD Term SOFR + 3.000%)(2)	05/21/31	995,000	992,358
Allied Universal Holdco LLC 2025 USD Term Loan B 6.92% (1 mo. USD Term SOFR + 3.250%)(2)	08/20/32	1,296,750	1,300,744
Anticimex International AB 2025 USD Term Loan 7.31% (3 mo. USD Term SOFR + 2.900%)(2)	11/17/31	1,517,266	1,522,682
ASP Dream Acquisition Co. LLC Term Loan B 8.02% (1 mo. USD Term SOFR + 4.250%)(2)	12/15/28	1,120,022	1,068,686
Berkeley Research Group LLC Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	05/01/32	1,088,561	1,088,169
CCRR Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	133,495	34,423
CCRR Parent, Inc. US Acquisition Facility 8.17% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	402,440	103,461
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 7.35% (3 mo. USD Term SOFR + 3.675%)(2)	07/06/29	246,956	248,295
Ensemble RCM LLC 2024 Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/01/29	992,424	985,448
Ensemble RCM LLC 2026 Term Loan B 0.00%(13)	01/28/33	1,000,000	991,250
Fugue Finance BV 2025 Repriced Term Loan 6.57% (3 mo. USD Term SOFR + 2.750%)(2)	01/09/32	1,008,338	1,003,297
Inspired Education U.S. Holdings, Inc. 2026 USD Term Loan B 0.00%(13)	02/28/31	1,000,000	997,500
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29	114,839	115,413
KUEHG Corp. 2025 Term Loan 6.42% (3 mo. USD Term SOFR + 2.750%)(2)	06/12/30	997,494	942,946
Learning Care Group U.S. No. 2, Inc. 2024 Term Loan B 7.84% (3 mo. USD Term SOFR + 4.000%)(2)	08/11/28	1,246,827	947,589
Lernen Bidco Ltd. 2025 USD Term Loan B3 0.00%(13)	10/27/31	1,000,000	1,002,085

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
Lernen Bidco Ltd. 2025 USD Term Loan B3B 0.00%(13)	10/27/31	$1,000,000	$1,002,085
Nuvei Technologies Corp. 2025 Repriced Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(2)	11/17/31	1,491,256	1,481,399
Prime Security Services Borrower LLC 2025 Incremental Term Loan B 5.44% (1 mo. USD Term SOFR + 1.750%)(2)	03/07/32	997,487	993,956
Priority Holdings LLC 2025 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(2)	07/30/32	1,490,424	1,465,832
Prometric Holdings, Inc. 2025 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(2)	06/25/32	997,500	1,000,408
Raven Acquisition Holdings LLC Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(2)	11/19/31	930,677	922,649
Ryan LLC 2025 Term Loan 7.17% (1 mo. USD Term SOFR + 3.500%)(2)	11/05/32	500,000	494,688
Secretariat Advisors LLC 2025 Delayed Draw Term Loan 0.00%(13)	02/28/32	148,876	149,341
Secretariat Advisors LLC 2025 Term Loan B 0.00%(13)	02/28/32	1,226,402	1,230,234
TTF Holdings LLC 2024 Term Loan 7.79% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31	1,522,106	1,156,800
Valvoline, Inc. Term Loan B 5.70% (1 mo. USD Term SOFR + 2.000%)(2)	12/01/32	659,040	663,367
Veritiv Corp. Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	12/02/30	563,830	553,329
VT Topco, Inc. 2024 1st Lien Term Loan B 6.66% (3 mo. USD Term SOFR + 3.000%)(2)	08/09/30	994,962	968,531
XPLOR T1 LLC 2025 Term Loan 7.29% (3 mo. USD Term SOFR + 3.500%)(2)	12/01/32	997,500	980,044

			26,407,009

Computers — 0.5%
Access CIG LLC 2025 Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(2)	08/19/30	992,475	942,027
Amentum Government Services Holdings LLC 2024 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(2)	09/29/31	1,001,859	1,003,112
Cyberswift U.S. Finco LLC Term Loan B 7.65% (3 mo. USD Term SOFR + 4.000%)(2)	10/08/32	1,000,000	972,500
McAfee LLC 2024 USD 1st Lien Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	1,180,300	1,048,992
NCR Atleos LLC 2025 Term Loan B 6.70% (3 mo. USD Term SOFR + 3.000%)(2)	04/16/29	1,000,000	990,000
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan 5.92% (1 mo. USD Term SOFR + 2.250%)(2)	10/31/30	995,003	988,784
Peraton Corp. Term Loan B 7.52% (3 mo. USD Term SOFR + 3.750%)(2)	02/01/28	898,617	831,783
Ping Identity Corp. 2025 Term Loan 6.62% (3 mo. USD Term SOFR + 2.750%)(2)	11/15/32	1,000,000	993,750
Surf Holdings LLC 2025 Incremental Term Loan 7.29% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27	1,492,110	1,481,576
Tempo Acquisition LLC 2025 Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	08/31/28	1,492,481	1,373,911
X Corp. 2025 Fixed Term Loan 9.50%	10/26/29	1,041,198	1,079,462
X Corp. Term Loan 0.00%(13)	10/26/29	828,328	828,241

			12,534,138

Cosmetics/personal Care — 0.1%
ACP Tara Holdings, Inc. 2025 Term Loan B 6.97% (3 mo. USD Term SOFR + 3.250%)(2)	12/15/32	1,000,000	1,006,250
Opal Bidco SAS USD Term Loan B4 6.69% (3 mo. USD Term SOFR + 3.000%)(2)	04/28/32	880,634	881,647

			1,887,897

Distribution &wholesale — 0.1%
BCPE Empire Holdings, Inc. 2025 Term Loan B 6.92% (1 mo. USD Term SOFR + 3.250%)(2)	12/11/30	1,055,512	1,051,886
Gloves Buyer, Inc. 2025 Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(2)	05/21/32	1,022,450	1,018,830

			2,070,716

Diversified Financial Services — 0.3%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	1,139,355	1,145,468
Blackhawk Network Holdings, Inc. 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	03/12/29	1,562,578	1,566,157
Corpay Technologies Operating Co. LLC 2025 Term Loan B 0.00%(13)	11/05/32	1,000,000	999,645

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Diversified Financial Services (Continued)
Delos Aircraft DAC Term Loan 5.42% (3 mo. USD Term SOFR + 1.750%)(2)	10/31/27	$556,667	$560,146
Guggenheim Partners LLC 2024 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31	1,015,586	1,018,125
Jane Street Group LLC 2024 Term Loan B1 5.82% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	1,458,547	1,449,795
Jefferies Finance LLC 2024 Term Loan 6.43% (1 mo. USD Term SOFR + 2.750%)(2)	10/21/31	1,167,837	1,166,377
Orion Advisor Solutions, Inc. 2026 Repriced Term Loan B 0.00%(13)	09/24/30	997,494	996,561

			8,902,274

Electric — 0.2%
Alpha Generation LLC Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	09/30/31	1,767,863	1,768,199
Astoria Energy LLC 2025 Term Loan B 6.42% (3 mo. USD Term SOFR + 2.750%)(2)	06/23/32	731,207	734,348
Cornerstone Generation LLC Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	08/11/32	174,892	176,459
Potomac Energy Center LLC 2025 Term Loan 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/05/32	240,392	241,996
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	354,946	357,459
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	21,453	21,604
Talen Energy Supply LLC 2023 Term Loan B 6.35% (3 mo. USD Term SOFR + 2.500%)(2)	05/17/30	993,645	995,419
Vistra Operations Co. LLC 1st Lien Term Loan B3 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	1,008,329	1,011,086

			5,306,570

Electrical Components & Equipment — 0.1%
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	2,153,305	2,022,330

Electronics — 0.1%
Coherent Corp. 2025 Term Loan B2 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	07/02/29	241,897	243,106
Lsf12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 6.68% (1 mo. USD Term SOFR + 3.000%)(2)	12/02/31	967,607	970,631
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	44,550	44,745

			1,258,482

Engineering & Construction — 0.1%
Astrion Group LLC 2024 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	08/29/31	1,492,462	1,156,658
Legence Holdings LLC 2025 Repriced Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(2)	12/16/31	250,816	251,976
SBA Senior Finance II LLC 2024 Term Loan B 5.43% (1 mo. USD Term SOFR + 1.750%)(2)	01/25/31	1,496,193	1,502,664

			2,911,298

Entertainment — 0.7%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)	11/24/32	1,150,000	1,130,237
Betclic Everest Group SAS 2026 EUR Term Loan B 0.00%(13)	12/10/31	EUR 1,380,555	1,640,073
Churchill Downs, Inc. 2021 Incremental Term Loan B1 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	03/17/28	997,382	999,567
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(2)	07/22/30	1,453,244	1,450,977
DK Crown Holdings, Inc. 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32	1,119,889	1,122,163
EOC Borrower LLC Term Loan A 7.42% (1 mo. USD Term SOFR + 3.750%)(2)	03/24/28	436,563	436,836
EOC Borrower LLC Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(2)	03/24/32	497,500	498,433
Flutter Financing BV 2024 Term Loan B 5.42% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30	910,405	910,632
Great Canadian Gaming Corp. 2024 Term Loan B 8.44% (3 mo. USD Term SOFR + 4.750%)(2)	11/01/29	2,000,000	1,961,250
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	10/31/29	969,434	969,812

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment (Continued)
J&J Ventures Gaming LLC 2025 Repriced Term Loan B 7.17% (1 mo. USD Term SOFR + 3.500%)(2)	04/26/30	$995,439	$985,898
Live Nation Entertainment, Inc. 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(2)	10/21/32	1,000,000	1,000,000
PENN Entertainment, Inc. 2022 Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(2)	05/03/29	997,416	998,398
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.63% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31	438,950	436,755
TKO Worldwide Holdings LLC 2025 Term Loan 5.87% (3 mo. USD Term SOFR + 2.000%)(2)	11/21/31	995,000	998,289
Voyager Parent LLC Repriced Term Loan B 7.91% (3 mo. USD Term SOFR + 4.250%)(2)	07/01/32	1,427,487	1,427,579

			16,966,899

Environmental Control — 0.1%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	10/24/30	997,462	998,090
GFL Environmental, Inc. 2025 Term Loan B 6.27% (3 mo. USD Term SOFR + 2.500%)(2)	03/03/32	498,750	499,583
MIP V Waste Holdings LLC 2025 Term Loan B 6.42% (3 mo. USD Term SOFR + 2.750%)(2)	08/20/32	995,000	997,488

			2,495,161

Food — 0.3%
1440 Food Topco LLC Term Loan B 8.67% (1 mo. USD Term SOFR + 5.000%)(2)	10/31/31	743,216	704,383
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.79% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	1,493,253	1,492,476
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30	1,591,835	1,577,907
United Natural Foods, Inc. 2024 Term Loan 8.42% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	984,365	991,949
Upfield BV 2025 USD Term Loan B12 7.62% (6 mo. USD Term SOFR + 3.750%)(2)	12/31/27	1,746,859	1,733,758
Upfield BV 2026 USD Term Loan B15 0.00%(13)	10/31/30	1,000,000	992,500

			7,492,973

Forest Products & Paper — 0.0%
Glatfelter Corp. Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(2)	11/04/31	451,989	448,712

Health Care-products — 0.2%
Antylia Scientific Term Loan 7.66% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	353,436	351,536
Hologic, Inc. 2026 USD Term Loan B 0.00% (13)	01/14/33	1,462,085	1,453,225
Medline Borrower LP 2025 Incremental Term Loan B 0.00%(13)	10/23/30	1,500,000	1,506,023
Medline Borrower LP 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	10/23/28	164,311	164,897
QuidelOrtho Corp. Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32	1,321,862	1,317,070

			4,792,751

Health Care-services — 0.5%
ADMI Corp. 2021 Incremental Term Loan B3 7.54% (1 mo. USD Term SOFR + 3.750%)(2)	12/23/27	494,832	473,492
ADMI Corp. 2021 Term Loan B2 7.16% (1 mo. USD Term SOFR + 3.375%)(2)	12/23/27	420,081	402,123
ADMI Corp. 2023 Term Loan B5 9.42% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	83,041	80,965
Charlotte Buyer, Inc. 2025 Repriced Term Loan B 7.92% (1 mo. USD Term SOFR + 4.250%)(2)	02/11/28	1,494,863	1,463,799
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 0.00%(13)	03/30/29	1,000,000	964,645
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	03/30/29	494,872	478,479
Heartland Dental LLC 2025 Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(2)	08/25/32	1,389,769	1,391,798
IQVIA, Inc. 2025 Incremental Term Loan B5 5.42% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	123,571	124,189
Modivcare Buyer LLC Super Senior Term Loan 10.00% (3 mo. USD Term SOFR + 3.250%)(2)	12/29/30	1,700,000	1,705,670
ModivCare Buyer LLC Takeback Term Loan 8.69% (3 mo. USD Term SOFR + 5.000%)(2)	12/30/32	1,110,313	1,043,833

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-services (Continued)
NAPA Management Services Corp. Term Loan B 9.02% (1 mo. USD Term SOFR + 5.250%)(2)	02/23/29	$1,373,996	$846,196
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.18% (3 mo. USD Term SOFR + 3.250%)(2)	12/29/28	1,251,320	1,221,294
Star Parent, Inc. Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	986,896	988,657
U.S. Fertility Enterprises LLC 2025 Delayed Draw Term Loan 0.00%(13)	12/30/32	197,368	198,651
U.S. Fertility Enterprises LLC 2025 Term Loan 0.00%(13)	12/30/32	1,302,632	1,311,099

			12,694,890

Holding Companies — Diversified — 0.1%
GC Ferry Acquisition I, Inc. Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	08/16/32	1,364,476	1,355,737

Home Furnishings — 0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 6.85% (3 mo. USD Term SOFR + 3.000%)(2)	07/31/28	1,136,708	1,138,419

Household Products/wares — 0.0%
Lavender Dutch BorrowerCo BV USD Term Loan 6.93% (3 mo. USD Term SOFR + 3.250%)(2)	12/30/32	1,000,000	1,004,585

Insurance — 0.1%
AmWINS Group, Inc. 2026 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(2)	01/30/32	1,195,071	1,194,300
Asurion LLC 2021 Second Lien Term Loan B4 9.04% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	221,452	221,729
Asurion LLC 2024 Term Loan B12 7.92% (1 mo. USD Term SOFR + 4.250%)(2)	09/19/30	180,430	180,961
Howden Group Holdings Ltd. 2025 USD Term Loan B 6.42% (1 mo. USD Term SOFR + 2.750%)(2)	02/15/31	1,196,992	1,196,909

			2,793,899

Internet — 0.4%
Arches Buyer, Inc. 2021 Term Loan B 7.02% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	994,187	992,681
Barracuda Networks, Inc. 2022 Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	539,245	420,107
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	2,039,064	2,044,162
Go Daddy Operating Co. LLC 2024 Term Loan B8 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	11/09/29	544,962	542,682
Magnite, Inc. 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	799,479	796,149
MH Sub I LLC 2023 Term Loan 7.92% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	801,207	729,671
MH Sub I LLC 2024 Term Loan B4 7.92% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31	658,568	541,438
Plano HoldCo, Inc. Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	10/02/31	994,366	944,647
PUG LLC 2024 Extended Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	1,542,276	1,540,834
Red Ventures LLC 2024 Term Loan B 6.42% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30	475,468	430,596
TripAdvisor, Inc. Term Loan 6.42% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31	1,003,155	977,138
WatchGuard Technologies, Inc. Term Loan 8.92% (1 mo. USD Term SOFR + 5.250%)(2)	07/02/29	1,497,423	1,499,294

			11,459,399

Investment Companies — 0.1%
AAL Delaware Holdco, Inc. 2025 Term Loan 6.42% (1 mo. USD Term SOFR + 2.750%)(2)	07/30/31	997,481	999,666
FinCo I LLC 2025 Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	06/27/29	997,500	998,303
Intrado Corp. 2023 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	01/31/30	346,465	346,610

			2,344,579

Leisure Time — 0.0%
MajorDrive Holdings IV LLC Term Loan B 7.93% (3 mo. USD Term SOFR + 4.000%)(2)	06/01/28	425,168	406,036
Sabre GLBL, Inc. 2024 Term Loan B1 9.77% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	345,360	274,778

			680,814

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Lodging — 0.1%
Four Seasons Hotels Ltd. 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	09/22/32	$905,517	$912,178
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	924,611	930,390
Station Casinos LLC 2024 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(2)	03/14/31	997,462	999,522
Wyndham Hotels & Resorts, Inc. 2024 Term Loan 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	05/24/30	997,468	1,001,024

			3,843,114

Machinery-construction & Mining — 0.1%
Terex Corp. 2025 Term Loan 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	10/08/31	997,494	1,001,439
WEC U.S. Holdings Ltd. 2024 Term Loan 5.70% (1 mo. USD Term SOFR + 2.000%)(2)	01/27/31	1,608,176	1,608,545

			2,609,984

Machinery-diversified — 0.0%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.23% (3 mo. USD Term SOFR + 5.350%)(2)	10/15/29	54,649	55,726
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.14% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29	712,045	466,389

			522,115

Media — 0.3%
Charter Communications Operating LLC 2024 Term Loan B5 5.91% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	3,157,439	3,157,091
Nexstar Broadcasting, Inc. 2025 Term Loan B5 0.00%(13)	06/28/32	995,000	995,826
Telenet Financing USD LLC 2020 USD Term Loan AR 5.79% (1 mo. USD Term SOFR + 2.000%)(2)	04/28/28	500,000	495,835
Virgin Media Bristol LLC 2020 USD Term Loan Q 0.00%(13)	01/31/29	1,500,000	1,500,285
Ziggo Financing Partnership 2025 Term Loan B 7.03% (6 mo. USD Term SOFR + 3.250%)(2)	01/15/33	1,000,000	989,585

			7,138,622

Mining — 0.0%
American Rock Salt Co. LLC 2024 First Out Term Loan 11.08% (3 mo. USD Term SOFR + 7.000%)(2)	06/09/28	180,709	181,670

Miscellaneous Manufacturers — 0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.48% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	470,256	472,608
Plastipak Packaging, Inc. 2025 Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(2)	09/24/32	997,500	996,787
Technimark Holdings LLC 2024 Term Loan 6.92%(1 mo. USD Term SOFR + 3.250%)(2)	04/14/31	778,031	775,844

			2,245,239

Office/business Equipment — 0.1%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29	3,415,999	2,660,807

Oil & Gas — 0.1%
Liquid Tech Solutions LLC 2025 Delayed Draw Term Loan 0.00%(13)	10/12/32	139,319	139,319
Liquid Tech Solutions LLC 2025 Term Loan 0.00%(13)	10/12/32	1,360,681	1,360,681

Total Oil & Gas (Cost: $1,505,625)			1,500,000

Packaging & Containers — 0.1%
Balcan Innovations, Inc. Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(2)	10/18/31	576,707	445,506
BradyPlus Holdings LLC 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	12/29/32	1,500,000	1,493,745
Plaze, Inc. 2020 Incremental Term Loan 7.54% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26	665,884	606,621

			2,545,872

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC 2025 Term Loan B 7.17% (1 mo. USD Term SOFR + 3.500%)(2)	08/01/32	997,500	1,002,487
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B 6.64% (6 mo. USD Term SOFR + 3.000%)(2)	01/27/32	198,500	199,095
Elanco Animal Health, Inc. 2025 Term Loan B 5.45% (1 mo. USD Term SOFR + 1.750%)(2)	10/31/32	1,000,000	1,001,375
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 5.92% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	879,491	883,031
Paradigm Parent LLC 1st Lien Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(2)	04/16/32	598,500	513,214
Pathway Vet Alliance LLC 2025 Tranche A Term Loan A 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	06/30/28	26,508	26,621

			3,625,823

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Pipelines — 0.1%
Colossus Acquireco LLC Term Loan B 5.41% (3 mo. USD Term SOFR + 1.750%)(2)	07/30/32	$997,500	$995,111
ITT Holdings LLC 2025 Repriced Term Loan B 0.00%(13)	10/11/30	997,494	998,431

Total Pipelines (Cost: $1,997,487)			1,993,542

REIT — 0.1%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.50% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29	223,979	221,179
Healthpeak Properties, Inc. Term Loan A1 4.51% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27	110,979	110,147
Healthpeak Properties, Inc. Term Loan A2 4.51% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27	110,979	110,146
Invitation Homes Operating Partnership LP 2024 Term Loan 4.63% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28	739,444	739,444
Iron Mountain, Inc. 2022 Term Loan A 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	03/18/30	975,000	967,688
OEG Borrower LLC 2024 Term Loan B 7.20% (3 mo. USD Term SOFR + 3.500%)(2)	06/30/31	997,475	1,002,672

			3,151,276

Retail — 0.4%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	868,709	867,841
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.29% (1 mo. USD Term SOFR + 3.500%)(2)	03/31/28	1,002,175	1,002,175
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.13% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31	499,284	447,483
Lakeshore Intermediate LLC Term Loan 7.29% (1 mo. USD Term SOFR + 3.500%)(2)	09/29/28	493,573	379,230
Michaels Cos., Inc. 2021 Term Loan B 8.18% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28	83,079	82,504
Pacific Bells LLC 2024 Repriced Term Loan B 7.42% (3 mo. USD Term SOFR + 3.750%)(2)	11/13/28	993,644	998,195
Peer Holding III BV 2025 USD Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	09/29/32	1,100,000	1,101,722
Peer Holding III BV 2025 USD Term Loan B5B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	07/01/31	1,722,098	1,724,035
QXO, Inc. 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(2)	04/30/32	1,000,000	1,003,125
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.69% (1 mo. USD Term SOFR + 2.000%)(2)	11/03/32	1,000,000	998,755
Tacala LLC 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(2)	01/31/31	1,795,547	1,802,280

			10,407,345

Software — 1.0%
Boxer Parent Co., Inc. 2025 USD Term Loan B 6.82% (3 mo. USD Term SOFR + 3.000%)(2)	07/30/31	1,394,987	1,346,163
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	969,732	609,719
Cloud Software Group, Inc. 2025 Term Loan B (2031) 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	03/21/31	1,497,500	1,456,319
Cloudera, Inc. 2021 Term Loan 7.52% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28	1,490,949	1,287,189
Darktrace PLC 1st Lien Term Loan 6.90% (3 mo. USD Term SOFR + 3.250%)(2)	10/09/31	1,247,487	1,219,157
Dayforce, Inc. 2025 Term Loan 0.00% (13)	08/20/32	1,000,000	974,375
DTI Holdco, Inc. 2025 Term Loan B 7.67% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	1,375,925	1,292,729
EagleView Technology Corp. 2025 Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	08/14/28	363,639	343,980
EP Purchaser LLC 2023 Term Loan B 8.44% (3 mo. USD Term SOFR + 4.500%)(2)	11/06/28	431,820	269,240
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32	1,228,136	1,203,960
Mermaid Bidco, Inc. 2024 USD Term Loan B 7.15% (3 mo. USD Term SOFR + 3.250%)(2)	07/03/31	1,493,684	1,471,278

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
Open Text Corp. 2023 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/30		$920,988	$908,960
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00%(13)	12/17/27		1,471,242	1,315,533
Playtika Holding Corp. 2021 Term Loan B1 6.54% (1 mo. USD Term SOFR + 2.750%)(2)	03/13/28		1,497,382	1,456,496
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)	10/26/30		1,497,475	1,396,403
Quartz Acquireco LLC 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	06/28/30		2,183,702	2,118,191
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30		2,084,140	1,771,519
SolarWinds Holdings, Inc. 2025 Term Loan 7.70% (3 mo. USD Term SOFR + 4.000%)(2)	04/16/32		1,465,504	1,362,919
SonarSource Financing LLC Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(2)	12/19/30		1,477,685	1,425,966
SS&C Technologies, Inc. 2024 Term Loan B8 5.67% (1 mo. USD Term SOFR + 2.000%)(2)	05/09/31		1,212,118	1,213,493
Tuple U.S. Bidco LLC Term Loan B 0.00%(13)	01/14/33		1,250,000	1,237,500

				25,681,089

Telecommunications — 0.1%
GOGO Intermediate Holdings LLC Term Loan B 0.00%(13)	04/30/28		1,275,273	1,137,225
Zayo Group Holdings, Inc. 2025 USD Term Loan 6.79% (1 mo. USD Term SOFR + 3.000%)(2)	03/11/30		439,883	424,150

				1,561,375

Total Bank Loans (Cost: $223,923,372)				219,343,616

U.S. TREASURY SECURITIES — 3.9%
U.S. Treasury Notes 3.75%	01/31/31		102,207,000	101,957,471

Total U.S. Treasury Securities (Cost: $101,883,542)				101,957,471

Total Fixed Income Securities (Cost: $2,731,530,294)				2,717,809,791

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.1%
Davide Campari-Milano NV (Italy) 2.38%(3)	01/17/29	EUR	1,500,000	1,746,358

Commercial Services — 0.0%
Worldline SA (France) 0.00% (3),(6),(11)	07/30/26	EUR	958,643	1,137,861

Engineering & Construction — 0.1%
Cellnex Telecom SA 0.75%(3)	11/20/31	EUR	1,200,000	1,289,822

Total Convertible Corporate Bonds (Cost: $4,002,738)				4,174,041

Total Convertible Securities (Cost: $4,002,738)				4,174,041

Security		Shares
MONEY MARKET INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(14)			9,894,516	9,894,516
TCW Central Cash Fund, 3.65%(14),(15)			135,760,997	135,760,997

Total Money Market Investments (Cost: $145,655,513)				145,655,513

INVESTMENT COMPANIES — 2.3%
TCW Private Asset Income Fund — I Class(15)			6,003,636	60,096,395

Total Investment Companies (Cost: $60,139,474)				60,096,395

COMMON STOCK — 0.0%

Beverages — 0.0%
Luxco Co. Ltd.(16)			5,862	112,681

Financial — 0.0%
Ardagh Holdings SA(16)			32,376	238,773

Health Care-Services — 0.0%
ModivCare, Inc.(16)			71,577	477,168

Real Estate — 0.0%
Aoyuan New Shares(16)			30,741	354

REIT — 0.0%
AGNC Investment Corp.			25,500	290,700

				290,700

Software — 0.0%
Research Now Group LLC(16)			506	3,415

Total Common Stock (Cost: $1,663,915)				1,123,091

Issues
WARRANTS — 0.0%
Cineworld Group PLC(9),(16)			152,713	2

Total Investments (112.3%) (Cost: $2,942,991,934)				2,928,858,833
Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)(17)				(1,392)
Liabilities In Excess Of Other Assets (-12.3%)				(321,929,058)

Net Assets (100.0%)				$2,606,928,383

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(18)
Goldman Sachs & Co.	EUR	1,100,000	02/05/26	$1,309,959	$1,304,006	$(5,953)
Bank of New York	EUR	200,000	02/09/26	238,989	237,136	(1,853)
Bank of New York	EUR	2,536,451	04/01/26	2,974,313	3,014,659	40,346

				$4,523,261	$4,555,801	$32,540

SELL(19)
Goldman Sachs & Co.	AUD	18,833,110	04/01/26	$12,641,386	$13,112,355	$(470,969)
Bank of New York	AUD	9,018,131	04/01/26	6,054,155	6,278,777	(224,622)
Bank of New York	CAD	4,740,000	04/01/26	3,455,896	3,489,634	(33,738)
Goldman Sachs & Co.	EUR	7,855,597	04/01/26	9,289,223	9,336,647	(47,424)
Bank of New York	EUR	64,501,023	04/01/26	75,753,325	76,661,678	(908,353)
Bank of New York	GBP	18,524,040	04/01/26	25,035,392	25,345,406	(310,014)
Goldman Sachs & Co.	GBP	1,088,254	04/01/26	1,454,937	1,488,997	(34,060)

				$133,684,314	$135,713,494	$(2,029,180)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
878	2-Year U.S. Treasury Note Futures	03/31/26	$183,246,017	$183,056,141	$(189,876)
5,274	5-Year U.S. Treasury Note Futures	03/31/26	576,512,589	574,495,175	(2,017,414)

			$759,758,606	$757,551,316	$(2,207,290)

Short Futures
324	3-Year Australian Bond Futures	03/16/26	$(23,727,180)	$(23,640,246)	$86,934
139	10-Year Australian Bond Futures	03/16/26	(10,601,784)	(10,565,100)	36,684
1,435	10-Year U.S. Treasury Note Futures	03/20/26	(165,629,103)	(163,814,219)	1,814,884
22	30-Year Euro-Buxl Futures	03/06/26	(2,914,769)	(2,865,417)	49,352
30	5-Year Canadian Bond Futures	03/20/26	(2,515,562)	(2,500,422)	15,140
271	Euro Schatz Futures	03/06/26	(34,317,637)	(34,341,064)	(23,427)
18	Euro-Bobl Futures	03/06/26	(2,487,358)	(2,488,025)	(667)
133	Euro-Bund Futures	03/06/26	(20,244,295)	(20,206,192)	38,103
39	Long Gilt Futures	03/27/26	(4,872,337)	(4,848,270)	24,067
464	U.S. Ultra Long Bond Futures	03/20/26	(55,513,258)	(54,491,000)	1,022,258

			$(322,823,283)	$(319,759,955)	$3,063,328

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CAD	Canadian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $1,324,665,829 or 50.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $82,183,736 or 3.2% of net assets.
(4)	Perpetual maturity.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Security is not accruing interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Restricted security (Note 7).
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(11)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(12)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(13)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(14)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(15)	Affiliated issuer.
(16)	Non-income producing security.
(17)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Flexible Income ETF transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$130,360,997	$372,300,000	$366,900,000	135,760,997	$135,760,997	$924,724	$—	$—	$—
TCW Private Asset Income Fund — Share Class I	43,407,511	16,687,858	—	6,003,636	60,096,395	1,138,604	—	—	1,026

Total		—			$195,857,392	$2,063,328	$—	$—	$1,026

TCW Flexible Income ETF

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$614,061,027	$—	$614,061,027
Corporate Bonds	—	557,098,134	—	557,098,134
Commercial Mortgage-Backed Securities — Non-Agency	—	434,755,071	—	434,755,071
Asset-Backed Securities	—	417,636,629	7,406,128	425,042,757
Residential Mortgage-Backed Securities — Non-Agency	—	320,479,837	—	320,479,837
Bank Loans	—	219,343,616	—	219,343,616
U.S. Treasury Securities	—	101,957,471	—	101,957,471
Foreign Government Bonds	—	42,307,297	—	42,307,297
Municipal Bonds	—	1,899,479	—	1,899,479
Commercial Mortgage-Backed Securities — Agency	—	865,102	—	865,102
Total Fixed Income Securities	—	2,710,403,663	7,406,128	2,717,809,791
Convertible Corporate Bonds	—	4,174,041	—	4,174,041
Money Market Investments	145,655,513	—	—	145,655,513
Investment Companies	—	60,096,395	—	60,096,395
Common Stock	403,735	719,356	—	1,123,091
Warrants	—	—	2	2

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$(1,392)	$—	$(1,392)

Total Investments	$146,059,248	$2,775,392,063	$7,406,130	$2,928,857,441

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	40,346	—	40,346
Futures Contracts
Interest Rate Risk	3,087,422	—	—	3,087,422

Total	$149,146,670	$2,775,432,409	$7,406,130	$2,931,985,209

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,036,986)	$—	$(2,036,986)
Futures Contracts
Interest Rate Risk	(2,231,384)	—	—	(2,231,384)

Total	$(2,231,384)	$(2,036,986)	$—	$(4,268,370)

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 98.1% of Net Assets
CORPORATE BONDS — 88.7%

Advertising — 1.0%
Advantage Sales & Marketing, Inc. 6.50%(1)	11/15/28	$65,000	$55,201
Clear Channel Outdoor Holdings, Inc. 7.13%(1)	02/15/31	80,000	83,460
Neptune Bidco U.S., Inc. 10.38%(1)	05/15/31	100,000	105,844
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.63%(1)	03/15/30	105,000	102,594

			347,099

Aerospace & Defense — 2.2%
ATI, Inc. 5.13%	10/01/31	74,000	74,195
TransDigm, Inc.
4.63%	01/15/29	135,000	134,417
6.38%(1)	03/01/29	277,000	285,182
6.38%(1)	05/31/33	205,000	208,915
6.88%(1)	12/15/30	70,000	72,955

			775,664

Airlines — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%(1)	04/20/26	5,083	5,092
5.75%(1)	04/20/29	120,000	121,367
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%(1)	09/20/31	83,000	83,451

			209,910

Apparel — 0.6%
Crocs, Inc. 4.13%(1)	08/15/31	229,000	209,883

Auto Manufacturers — 0.4%
Allison Transmission, Inc. 3.75%(1)	01/30/31	100,000	94,308
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%(1)	03/31/29	35,000	31,321

			125,629

Auto Parts & Equipment — 0.6%
Forvia SE (France) 8.00%(1)	06/15/30	58,000	61,965
ZF North America Capital, Inc. (Germany) 6.88%(1)	04/23/32	140,000	139,934

			201,899

Banks — 0.5%
Citigroup, Inc. 6.63% (5 yr. CMT + 3.001%)(2),(3)	02/15/31	170,000	173,043

Beverages — 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%(1)	04/01/29	100,000	100,196

Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc. 5.50% (1),(4)	02/15/34	50,000	50,222
Genmab AS/Genmab Finance LLC 6.25%(1)	12/15/32	125,000	128,351

			178,573

Building Materials — 0.7%
JH North America Holdings, Inc. 5.88%(1)	01/31/31	175,000	178,140
Standard Building Solutions, Inc. 6.50%(1)	08/15/32	59,000	60,899

			239,039

Chemicals — 0.9%
SCIH Salt Holdings, Inc. 6.63%(1)	05/01/29	51,000	51,032
WR Grace Holdings LLC
5.63%(1)	08/15/29	64,000	61,337
7.00%(1)	08/01/33	90,000	90,191
7.38%(1)	03/01/31	96,000	98,062

			300,622

Commercial Services — 5.1%
ADT Security Corp. 5.88%(1)	10/15/33	130,000	131,897
Adtalem Global Education, Inc. 5.50%(1)	03/01/28	141,000	140,906
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30	90,000	93,977
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%(1)	06/15/30	130,000	135,084
Brink’s Co. 6.75%(1)	06/15/32	97,000	101,071
Carriage Services, Inc. 4.25%(1)	05/15/29	146,000	140,798
Garda World Security Corp. (Canada) 8.38%(1)	11/15/32	60,000	61,631
Grand Canyon University 5.13%	10/01/28	150,000	150,354
Herc Holdings, Inc. 7.25%(1)	06/15/33	166,000	175,797
Sabre Financial Borrower LLC 11.13%(1)	06/15/29	55,000	55,592
Service Corp. International 5.75%	10/15/32	100,000	101,814
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%(1)	08/15/32	95,000	96,978
Sotheby’s 7.38%(1)	10/15/27	59,000	58,836
Upbound Group, Inc. 6.38%(1)	02/15/29	35,000	34,701
Valvoline, Inc. 3.63%(1)	06/15/31	160,000	147,399
Veritiv Operating Co. 10.50%(1)	11/30/30	36,000	38,606
VT Topco, Inc. 8.50%(1)	08/15/30	82,000	83,996

			1,749,437

Computers — 0.7%
McAfee Corp. 7.38%(1)	02/15/30	106,000	84,535
Science Applications International Corp. 5.88%(1)	11/01/33	140,000	141,259

			225,794

Cosmetics/Personal Care — 1.1%
Edgewell Personal Care Co. 4.13%(1)	04/01/29	140,000	134,403

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Cosmetics/Personal Care (Continued)
Perrigo Finance Unlimited Co. 6.13%	09/30/32	$142,000	$139,832
Prestige Brands, Inc. 3.75%(1)	04/01/31	127,000	118,995

			393,230

Distribution & Wholesale — 0.4%
RB Global Holdings, Inc. (Canada) 6.75%(1)	03/15/28	137,000	139,678

Diversified Financial Services — 1.2%
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32	285,000	290,472
7.13%(1)	04/30/31	109,000	114,642

			405,114

Electric — 4.4%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56	262,000	260,373
Alpha Generation LLC 6.25%(1)	01/15/34	65,000	65,502
6.75%(1)	10/15/32	105,000	108,982
American Electric Power Co., Inc. 6.05% (5 yr. CMT + 1.940%)(2)	03/15/56	260,000	258,362
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56	260,000	262,104
Dominion Energy, Inc. 6.20% (5 yr. CMT + 2.006%)(2)	02/15/56	140,000	140,616
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(2)	06/15/56	60,000	60,023
Vistra Operations Co. LLC
6.88%(1)	04/15/32	137,000	144,147
7.75%(1)	10/15/31	70,000	74,117
WEC Energy Group, Inc. 5.63% (5 yr. CMT + 1.905%)(2)	05/15/56	140,000	140,771

			1,514,997

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 6.00%(1)	09/15/33	177,000	170,138

Electronics — 0.6%
Coherent Corp. 5.00%(1)	12/15/29	65,000	64,812
Sensata Technologies, Inc. 6.63%(1)	07/15/32	136,000	142,213

			207,025

Engineering & Construction — 0.1%
Brand Industrial Services, Inc. 10.38%(1)	08/01/30	37,000	35,590

Entertainment — 4.1%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29	110,000	114,350
Brightstar Lottery PLC/ Brightstar Global Solutions Corp. (United Kingdom) 5.75%(1)	01/15/33	55,000	54,686
Caesars Entertainment, Inc.
6.50%(1)	02/15/32	45,000	46,074
7.00% (1)	02/15/30	97,000	100,280
Churchill Downs, Inc. 6.75%(1)	05/01/31	33,000	34,056
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29	90,000	91,535
Light & Wonder International, Inc. 6.25%(1)	10/01/33	205,000	208,040
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30	118,000	113,436
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33	98,000	99,830
Voyager Parent LLC 9.25%(1)	07/01/32	125,000	132,989
WarnerMedia Holdings, Inc. 5.05%	03/15/42	405,000	286,776
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33	141,000	143,757

			1,425,809

Environmental Control — 1.6%
GFL Environmental, Inc. 4.00%(1)	08/01/28	260,000	255,965
Luna 1.5 SARL (Luxemburg) 12.00%(1)	07/01/32	50,000	52,790
Madison IAQ LLC 5.88%(1)	06/30/29	103,000	102,940
Waste Pro USA, Inc. 7.00%(1)	02/01/33	125,000	129,104

			540,799

Food — 1.3%
Post Holdings, Inc.
4.50%(1)	09/15/31	61,000	57,807
6.38%(1)	03/01/33	201,000	202,787
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(1)	03/01/29	108,000	104,285
TreeHouse Foods, Inc. 4.00%	09/01/28	67,000	66,905

			431,784

Gas — 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%(1)	06/01/28	117,000	121,056
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(2)	07/15/56	185,000	186,262
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55	145,000	151,867

			459,185

Hand/Machine Tools — 0.3%
IMA Industria Macchine Automatiche SpA (Italy) 5.77% (3 mo. EUR EURIBOR + 3.750%)(1),(2)	04/15/29	EUR 100,000	119,079

Health Care-Products — 0.6%
Bausch & Lomb Corp. 8.38%(1)	10/01/28	83,000	86,670
Medline Borrower LP 5.25%(1)	10/01/29	104,000	104,216

			190,886

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Services — 4.6%
CHS/Community Health Systems, Inc. 5.25%(1)	05/15/30	$209,000	$197,152
DaVita, Inc. 6.88%(1)	09/01/32	98,000	100,894
HealthEquity, Inc. 4.50%(1)	10/01/29	62,000	60,496
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(1)	04/30/28	16,000	16,687
Kedrion SpA (Italy) 6.50%(1)	09/01/29	205,000	202,708
ModivCare, Inc. 0.00%(1),(5),(6)	10/01/29	210,000	3,150
Molina Healthcare, Inc. 6.25%(1)	01/15/33	176,000	177,406
Option Care Health, Inc. 4.38%(1)	10/31/29	107,000	104,848
Star Parent, Inc. 9.00%(1)	10/01/30	155,000	164,461
Surgery Center Holdings, Inc. 7.25%(1)	04/15/32	138,000	139,179
Tenet Healthcare Corp.
5.50%(1)	11/15/32	100,000	101,107
6.75%	05/15/31	200,000	207,968
6.88%	11/15/31	96,000	105,207

			1,581,263

Home Builders — 0.5%
Installed Building Products, Inc. 5.63%(1)	02/01/34	175,000	176,351

Home Furnishings — 0.3%
Tempur Sealy International, Inc. 3.88%(1)	10/15/31	115,000	107,415

Household Products/Wares — 0.5%
Spectrum Brands, Inc. 3.88%(1)	03/15/31	193,000	156,903

Housewares — 0.9%
Central Garden & Pet Co.
4.13%	10/15/30	65,000	62,467
4.13%(1)	04/30/31	90,000	85,078
Newell Brands, Inc.
6.63%	05/15/32	125,000	122,619
7.50%	04/01/46	45,000	38,036

			308,200

Insurance — 4.5%
Acrisure LLC/Acrisure Finance, Inc.
4.25%(1)	02/15/29	40,000	38,765
7.50%(1)	11/06/30	95,000	98,445
8.25%(1)	02/01/29	97,000	100,707
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31	139,000	144,218
7.38%(1)	10/01/32	100,000	103,672
AmWINS Group, Inc.
6.38%(1)	02/15/29	60,000	61,600
Ardonagh Finco Ltd. (United Kingdom)
7.75%(1),(4)	02/15/31	125,000	129,288
Ardonagh Group Finance Ltd. (United Kingdom)
8.88%(1)	02/15/32	60,000	61,916
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%(1)	12/31/32	270,000	282,423
8.38%(1)	02/01/34	90,000	91,055
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR +4.006%)(1),(2)	11/01/53	160,000	157,320
HUB International Ltd.
7.25%(1)	06/15/30	115,000	120,191
7.38%(1)	01/31/32	86,000	90,158
Panther Escrow Issuer LLC
7.13%(1)	06/01/31	70,000	72,153

			1,551,911

Internet — 2.5%
Arches Buyer, Inc. 6.13%(1)	12/01/28	128,000	125,491
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%(1)	07/01/32	45,000	41,434
Getty Images, Inc.
10.50%(1)	11/15/30	95,000	96,261
11.25%(1)	02/21/30	32,500	29,114
ION Platform Finance U.S., Inc./ION Platform Finance SARL 8.75%(1)	05/01/29	140,000	133,602
Match Group Holdings II LLC 5.63%(1)	02/15/29	143,000	143,140
Snap, Inc. 6.88%(1)	03/01/33	171,000	175,576
ZipRecruiter, Inc. 5.00%(1)	01/15/30	152,000	105,629

			850,247

Investment Companies — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	45,000	43,935
9.75%	01/15/29	140,000	140,957
10.00%(1)	11/15/29	109,000	110,025

			294,917

Iron & Steel — 0.2%
Cleveland-Cliffs, Inc. 7.38%(1)	05/01/33	80,000	83,531

Leisure Time — 0.3%
Sabre GLBL, Inc.
10.75%(1)	11/15/29	55,000	44,892
10.75%(1)	03/15/30	70,000	56,239

			101,131

Lodging — 1.4%
MGM Resorts International 6.50%	04/15/32	176,000	180,268
Studio City Finance Ltd. 5.00%(1)	01/15/29	110,000	106,642
Wyndham Hotels & Resorts, Inc. 4.38%(1)	08/15/28	150,000	148,415
Wynn Macau Ltd. 5.13%(1)	12/15/29	64,000	63,695

			499,020

Machinery-Diversified — 1.0%
Columbus McKinnon Corp/NY 7.13%(1)	02/01/33	120,000	120,700
Lsf12 Helix Parent LLC 7.13%(1),(4)	02/01/33	120,000	120,651
Oregon Tool Lux LP 7.88%(1)	10/15/29	10,548	2,407

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Machinery-Diversified (Continued)
SPX FLOW, Inc. 8.75%(1)	04/01/30	$97,000	$99,735

			343,493

Media — 8.7%
AMC Networks, Inc. 10.25%(1)	01/15/29	103,000	107,520
CCO Holdings LLC / CCO Holdings Capital Corp. 7.38%(1)	02/01/36	100,000	100,316
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%(1)	06/01/33	425,000	372,143
5.38%(1)	06/01/29	449,000	444,160
CSC Holdings LLC
5.75%(1)	01/15/30	158,000	62,092
6.50%(1)	02/01/29	725,000	466,197
11.75%(1)	01/31/29	14,000	10,241
DirectTV Financing LLC/DirectTV Financing Co-Obligor, Inc. 10.00%(1)	02/15/31	107,000	110,288
DISH DBS Corp. 5.13%	06/01/29	175,000	155,064
DISH Network Corp. 11.75%(1)	11/15/27	105,000	108,681
Gray Media, Inc. 10.50%(1)	07/15/29	51,000	54,831
Midcontinent Communications 8.00%(1)	08/15/32	38,000	36,604
Scripps Escrow II, Inc. 3.88%(1)	01/15/29	57,000	52,739
Sinclair Television Group, Inc.
4.38%(1)	12/31/32	50,000	38,574
8.13%(1)	02/15/33	90,000	93,147
Sirius XM Radio LLC 5.50%(1)	07/01/29	189,000	190,026
Univision Communications, Inc. 8.50%(1)	07/31/31	139,000	145,179
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(1)	03/15/33	50,000	49,650
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29	147,000	145,189
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	200,000	180,890
Ziggo Bonds Co. BV (Netherlands) 5.13%(1)	02/28/30	74,000	65,627

			2,989,158

Mining — 0.3%
Compass Minerals International, Inc. 8.00%(1)	07/01/30	100,000	106,120

Oil & Gas — 2.7%
Hilcorp Energy I LP/Hilcorp Finance Co. 6.88%(1)	05/15/34	84,000	80,974
Matador Resources Co. 6.25%(1)	04/15/33	102,000	103,014
SM Energy Co.
6.75%(1)	08/01/29	139,000	140,660
7.00%(1)	08/01/32	78,000	78,246
Sunoco LP
5.88%(1)	03/15/34	93,000	93,397
7.88% (5 yr. CMT + 4.230%)(1),(2),(3)	09/18/30	260,000	268,403
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28	170,000	173,735

			938,429

Oil & Gas Services — 1.5%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32	80,000	82,975
Archrock Services LP / Archrock Partners Finance Corp. 6.00%(1)	02/01/34	120,000	119,965
Kodiak Gas Services LLC 6.75%(1)	10/01/35	70,000	72,351
USA Compression Partners LP/USA Compression Finance Corp. 6.25%(1)	10/01/33	100,000	101,313
WBI Operating LLC 6.50%(1)	10/15/33	140,000	141,401

			518,005

Packaging & Containers — 2.3%
Ardagh Group SA 9.50%(1)	12/01/30	168,000	181,779
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 12.00%(1)	12/01/30	80,000	75,645
Clearwater Paper Corp. 4.75%(1)	08/15/28	138,000	131,183
Graphic Packaging International LLC 6.38%(1)	07/15/32	195,000	197,309
Sealed Air Corp. 6.50%(1)	07/15/32	73,000	75,910
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%(1)	02/15/31	120,000	125,201

			787,027

Pharmaceuticals — 2.7%
1261229 BC Ltd. 10.00%(1)	04/15/32	330,000	339,032
Amneal Pharmaceuticals LLC 6.88%(1)	08/01/32	31,000	32,680
CVS Health Corp. 6.75% (5 yr. CMT + 2.516%)(2)	12/10/54	145,000	150,835
Grifols SA (Spain) 7.50%(7)	05/01/30	EUR 135,000	167,615
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%(1)	04/17/32	65,000	58,254
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32	174,000	182,474

			930,890

Pipelines — 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%(1)	07/01/34	55,000	55,581
Buckeye Partners LP 6.75%	08/15/33	97,000	101,011
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%(1)	06/15/31	110,000	109,462
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(2),(3)	02/15/28	240,000	242,986
Global Partners LP/GLP Finance Corp. 7.13%(1)	07/01/33	120,000	123,046
ITT Holdings LLC 6.50%(1)	08/01/29	155,000	149,527
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(1)	02/15/29	65,000	67,502
8.38%(1)	02/15/32	61,000	63,865
Rockies Express Pipeline LLC 4.95%(1)	07/15/29	63,000	62,895

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Pipelines (Continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%(1)	09/01/31	$106,000	$106,824
TransMontaigne Partners LLC 8.50%(1)	06/15/30	50,000	51,916
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(3)	09/30/29	150,000	132,214
9.88%(1)	02/01/32	290,000	307,124
Venture Global Plaquemines LNG LLC
6.13%(1)	12/15/30	76,000	78,301
6.50%(1)	06/15/34	19,000	19,700
6.75%(1)	01/15/36	143,000	150,020
7.75%(1)	05/01/35	90,000	100,455

			1,922,429

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31	129,000	137,529

REIT — 2.0%
Hudson Pacific Properties LP
3.95%	11/01/27	105,000	100,879
5.95%	02/15/28	120,000	118,353
Iron Mountain, Inc. 6.25%(1)	01/15/33	205,000	207,462
RHP Hotel Properties LP/RHP Finance Corp.
6.50%(1)	04/01/32	130,000	134,653
6.50%(1)	06/15/33	113,000	117,277

			678,624

Retail — 6.9%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30	111,000	106,012
Asbury Automotive Group, Inc. 5.00%(1)	02/15/32	109,000	105,961
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32	150,000	143,152
Brinker International, Inc. 8.25%(1)	07/15/30	93,000	98,202
EG Global Finance PLC (United Kingdom) 12.00%(1)	11/30/28	35,000	37,898
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%(1)	04/01/29	98,000	94,320
9.25%(1)	01/15/31	35,000	36,178
FirstCash, Inc. 6.88%(1)	03/01/32	236,000	245,464
Group 1 Automotive, Inc. 6.38%(1)	01/15/30	98,000	100,760
LCM Investments Holdings II LLC 8.25%(1)	08/01/31	133,000	140,213
Lithia Motors, Inc. 5.50%(1)	10/01/30	60,000	60,465
Macy’s Retail Holdings LLC 7.38%(1)	08/01/33	82,000	86,715
Men’s Wearhouse LLC 9.00%(1)	02/01/31	50,000	52,025
Michaels Cos., Inc. 5.25%(1)	05/01/28	154,000	152,555
7.88%(1)	05/01/29	95,000	92,705
Murphy Oil USA, Inc. 3.75%(1)	02/15/31	100,000	93,950
Papa John’s International, Inc. 3.88%(1)	09/15/29	223,000	213,389
QXO Building Products, Inc. 6.75%(1)	04/30/32	115,000	118,706
Sally Holdings LLC/Sally Capital, Inc. 6.75%	03/01/32	98,000	101,959
Staples, Inc. 10.75%(1)	09/01/29	101,000	99,329
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35	180,000	179,217

			2,359,175

Software — 2.1%
Cloud Software Group, Inc. 8.25%(1)	06/30/32	315,000	320,790
Open Text Corp. (Canada) 3.88%(1)	12/01/29	90,000	83,747
RingCentral, Inc. 8.50%(1)	08/15/30	31,000	32,571
UKG, Inc. 6.88%(1)	02/01/31	145,000	145,070
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29	165,000	150,899

			733,077

Telecommunications — 4.3%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27	262,000	203,081
Altice France SA 6.50%(1)	04/15/32	106,367	104,023
6.88%(1)	07/15/32	40,000	39,080
EchoStar Corp. 10.75%	11/30/29	220,000	241,333
Frontier Communications Holdings LLC 8.63%(1)	03/15/31	220,000	230,289
Global Switch Finance BV (United Kingdom) 1.38%(7)	10/07/30	EUR 115,000	128,596
Level 3 Financing, Inc. 6.88%(1)	06/30/33	210,000	216,632
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31	106,000	97,066
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31	146,000	153,283
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30	71,815	70,165

			1,483,548

Total Corporate Bonds (Cost: $30,238,588)			30,508,495

BANK LOANS — 9.4%
Auto Parts & Equipment — 0.0%
First Brands Group LLC 2021 Term Loan 9.57% (3 mo. USD Term SOFR + 5.000%)	03/30/27	94,061	526
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B 10.69% (1 mo. USD Term SOFR + 7.000%)(2)	06/29/26	107,888	850

			1,376

Beverages — 1.0%
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	250,000	249,255

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Beverages (Continued)
Pegasus BidCo BV 2025 USD Repriced Term Loan B 6.60% (3 mo. USD Term SOFR + 2.750%)(2)	07/12/29	$82,331	$82,640

			331,895

Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc. Term Loan B 0.00%(8)	01/28/33	55,000	55,138

Commercial Services — 0.1%
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29	47,850	48,089

Computers — 0.3%
X Corp. 2025 Fixed Term Loan 9.50%	10/26/29	100,000	103,675

Electric — 0.2%
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	59,217	59,636
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	3,579	3,604

			63,240

Electrical Components & Equipment — 0.2%
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	59,535	55,914

Electronics — 0.2%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	64,350	64,632

Engineering & Construction — 0.2%
Astrion Group LLC 2024 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	08/29/31	95,189	73,771

Environmental Control — 0.3%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	10/24/30	92,265	92,323

Food — 0.6%
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30	99,750	98,877
United Natural Foods, Inc. 2024 Term Loan 8.42% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	115,579	116,470

			215,347

Health Care-Products — 0.3%
QuidelOrtho Corp. Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32	99,750	99,388

Health Care-Services — 1.0%
ADMI Corp. 2023 Term Loan B5 9.42% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	64,020	62,420
Heartland Dental LLC 2025 Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(2)	08/25/32	74,625	74,734
Modivcare Buyer LLC Super Senior Term Loan 10.00% (3 mo. USD Term SOFR + 3.250%)(2)	12/29/30	45,000	45,150
ModivCare Buyer LLC Takeback Term Loan 8.69% (3 mo. USD Term SOFR + 5.000%)(2)	12/30/32	112,333	105,607
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.19% (3 mo. USD Term SOFR + 5.500%)(2)	06/20/28	70,000	70,700

			358,611

Internet — 1.4%
Barracuda Networks, Inc. 2022 Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	34,376	26,781
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	124,805	125,117
Magnite, Inc. 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	188,617	187,832
MH Sub I LLC 2023 Term Loan 7.92% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	52,013	47,369
Newfold Digital Holdings Group, Inc. 2025 Tranche A Term Loan 7.27% (1 mo. USD Term SOFR + 3.600%)	04/30/29	28,366	23,136
Newfold Digital Holdings Group, Inc. 2025 Tranche B Term Loan 7.27% (1 mo. USD Term SOFR + 3.600%)	04/30/29	66,187	36,113
PUG LLC 2024 Extended Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	52,202	52,154

			498,502

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Machinery-Diversified — 0.4%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.23% (3 mo. USD Term SOFR + 5.350%)(2)	10/15/29	$38,405	$39,161
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.14% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29	128,789	84,357

			123,518

Media — 0.5%
Altice France SA 2025 USD Term Loan B14 10.55% (3 mo. USD Term SOFR + 6.875%)(2)	05/31/31	118,374	120,396
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.05% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31	66,750	65,727

			186,123

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29	150,228	117,016

Packaging & Containers — 0.2%
Plaze, Inc. 2020 Incremental Term Loan 7.54% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26	81,000	73,791

Pipelines — 0.4%
Venture Global Calcasieu Pass LLC Term Loan 0.00%(8)	08/19/26	125,000	125,039

REIT — 0.5%
OEG Borrower LLC 2024 Term Loan B 7.20% (3 mo. USD Term SOFR + 3.500%)(2)	06/30/31	158,298	159,123

Software — 1.1%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	79,792	50,169
Cloudera, Inc. 2021 Term Loan 7.52% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28	79,380	68,532
DTI Holdco, Inc. 2025 Term Loan B 7.67% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	96,471	90,638
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00%(8)	12/17/27	39,899	35,676
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 0.00%(8)	10/26/30	50,000	46,625
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30	104,733	89,023

			380,663

Total Bank Loans (Cost: $3,413,564)			3,227,174

Total Fixed Income Securities (Cost: $33,652,152)			33,735,669

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%
Commercial Services — 0.1%
Worldline SA (France) 0.00%(7),(9)	07/30/26	EUR 20,124	23,886

Total Convertible Securities (Cost: $21,321)			23,886

		Shares
COMMON STOCK — 0.5%

Beverages — 0.1%
Luxco Co. Ltd.(10)		1,289	24,777
Financial — 0.1%
Ardagh Holdings SA(10)		3,932	28,999
Health Care-Services — 0.3%
ModivCare, Inc.(10)		17,678	117,850

Total Common Stock (Cost: $234,774)			171,626

WARRANTS — 0.0%
Cineworld Group PLC(10),(11)		42,717	1
Total Warrants (Cost: $ — )			1

MONEY MARKET INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(12)		255,499	255,499

Total Money Market Investments (Cost: $255,499)			255,499

Total Investments (99.4%) (Cost: $34,163,746)			34,186,681

Excess Of Other Assets Over Liabilities (0.6%)			212,251
Net Assets (100.0%)			$34,398,932

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(13)
Citibank N.A.	EUR	399,125	04/01/26	$469,919	$474,374	$(4,455)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
4	10-Year U.S. Treasury Note Futures	03/20/26	$(459,430)	$(456,625)	$2,805
13	5-Year U.S. Treasury Note Futures	03/31/26	(1,420,229)	(1,416,086)	4,143
1	Euro-Bobl Futures	03/06/26	(137,428)	(138,224)	(796)

			$(2,017,087)	$(2,010,935)	$6,152

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $25,328,219 or 73.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(3)	Perpetual maturity.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Restricted security (Note 14).
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $320,097 or 0.9% of net assets.
(8)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(9)	Security is not accruing interest.
(10)	Non-income producing security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(13)	Fund sells foreign currency, buys USD.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW High Yield Bond ETF transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,100,608	$3,000,000	$4,100,608	—	$—	$4,553	$—	$—	$—

Total					$—	$4,553	$—	$—	$—

TCW High Yield Bond ETF

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$30,508,495	$—	$30,508,495
Bank Loans	—	3,227,174	—	3,227,174

Total Fixed Income Securities	—	33,735,669	—	33,735,669

Convertible Securities
Convertible Corporate Bonds	—	23,886	—	23,886
Equity Securities
Money Market Investments	255,499	—	—	255,499
Common Stock	24,777	146,849	—	171,626
Warrants	—	—	1	1

Total Equity Securities	280,276	146,849	1	427,126

Total Investments	$280,276	$33,906,404	$1	$34,186,681

Asset Derivatives
Futures Contracts
Interest Rate Risk	6,948	—	—	6,948

Total	$287,224	$33,906,404	$1	$34,193,629

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,455)	$—	$(4,455)
Futures Contracts
Interest Rate Risk	(796)	—	—	(796)

Total	$(796)	$(4,455)	$—	$(5,251)

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 98.7% of Net Assets
CORPORATE BONDS — 46.7%

Advertising — 0.4%
Neptune Bidco U.S., Inc. 10.38%(1)	05/15/31	$140,000	$148,182

Aerospace/Defense — 0.4%
TransDigm, Inc. 6.88%(1)	12/15/30	166,000	173,007

Airlines — 0.2%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%(1)	09/20/31	75,000	75,407

Apparel — 0.2%
Crocs, Inc. 4.13%(1)	08/15/31	85,000	77,904

Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%(1)	03/31/29	45,000	40,270
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR 100,000	138,742

			179,012

Banks — 0.5%
Citigroup, Inc. 6.63% (5 yr. CMT + 3.001%)(3),(4)	02/15/31	210,000	213,759

Biotechnology — 0.1%
Genmab AS/Genmab Finance LLC 6.25%(1)	12/15/32	52,000	53,394

Building Materials — 0.7%
Limak Cimento Sanayi ve Ticaret AS 9.75%(2)	07/25/29	260,000	265,200

Chemicals — 0.7%
Orbia Advance Corp. SAB de CV 5.88%(2)	09/17/44	253,000	209,783
WR Grace Holdings LLC 7.00%(1)	08/01/33	50,000	50,106

			259,889

Coal — 1.2%
Indika Energy Tbk. PT 8.75%(2)	05/07/29	270,000	270,151
Mongolian Mining Corp. 8.44%(2)	04/03/30	219,000	225,953

			496,104

Commercial Services — 0.9%
Carriage Services, Inc. 4.25%(1)	05/15/29	135,000	130,190
Sabre Financial Borrower LLC 11.13% (1)	06/15/29	60,000	60,646
Upbound Group, Inc. 6.38%(1)	02/15/29	40,000	39,658
Veritiv Operating Co. 10.50%(1)	11/30/30	57,000	61,127
VT Topco, Inc. 8.50%(1)	08/15/30	60,000	61,460

			353,081

Cosmetics/Personal Care — 0.2%
Perrigo Finance Unlimited Co. 6.13%	09/30/32	75,000	73,855

Diversified Financial Services — 0.6%
Jane Street Group/JSG Finance, Inc. 6.13%(1)	11/01/32	125,000	127,400
7.13%(1)	04/30/31	119,000	125,159

			252,559

Electric — 7.0%
AES Andes SA 8.15% (5 yr. CMT + 3.835%)(1),(4)	06/10/55	200,000	212,938
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(4)	04/01/56	256,000	254,410
American Electric Power Co., Inc. 6.05% (5 yr. CMT + 1.940%)(4)	03/15/56	260,000	258,362
Aydem Yenilenebilir Enerji AS 9.88%(2)	09/30/30	200,000	200,784
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(4)	04/01/56	253,000	255,047
Dominion Energy, Inc. 6.20% (5 yr. CMT + 2.006%)(4)	02/15/56	175,000	175,770
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 8.50%(1)	06/30/32	200,000	208,166
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(4)	06/15/56	75,000	75,029
Eskom Holdings 8.45%(2)	08/10/28	200,000	214,600
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%(1)	01/31/41	198,101	206,626
Termocandelaria Power SA 7.75%(1)	09/17/31	263,000	273,012
WEC Energy Group, Inc. 5.63% (5 yr. CMT + 1.905%)(4)	05/15/56	210,000	211,157
Zorlu Enerji Elektrik Uretim AS 11.00%(1)	04/23/30	250,000	233,077

			2,778,978

Engineering & Construction — 0.5%
IRB Infrastructure Developers Ltd. (India) 7.11%(1)	03/11/32	200,000	208,696

Entertainment — 2.5%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29	72,000	74,848
Brightstar Lottery PLC/ Brightstar Global Solutions Corp. (United Kingdom) 5.75%(1)	01/15/33	60,000	59,657
Caesars Entertainment, Inc. 6.50%(1)	02/15/32	75,000	76,790
Cinemark USA, Inc. 7.00%(1)	08/01/32	71,000	73,544
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29	72,000	73,228
Light & Wonder International, Inc. 6.25%(1)	10/01/33	200,000	202,966

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment (Continued)
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30	$118,000	$113,436
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33	125,000	127,334
WarnerMedia Holdings, Inc. 5.05%	03/15/42	190,000	134,537
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33	75,000	76,466

			1,012,806

Environmental Control — 1.2%
GFL Environmental, Inc. 4.00%(1)	08/01/28	300,000	295,344
Luna 1.5 SARL (Luxemburg) 12.00%(1)	07/01/32	65,000	68,627
Waste Pro USA, Inc. 7.00%(1)	02/01/33	125,000	129,104

			493,075

Food — 0.4%
Post Holdings, Inc. 6.38%(1)	03/01/33	174,000	175,547

Gas — 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%(1)	06/01/28	130,000	134,507
National Gas Transmission PLC (United Kingdom) 4.25%(2)	04/05/30	EUR 100,000	123,866
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(4)	07/15/56	255,000	256,739

			515,112

Health Care-Services — 1.0%
Kedrion SpA (Italy) 6.50%(1)	09/01/29	180,000	177,988
ModivCare, Inc. 5.00%(1)(13)(14)	10/01/29	258,300	3,874
Molina Healthcare, Inc. 6.25%(1)	01/15/33	125,000	125,999
Surgery Center Holdings, Inc. 7.25%(1)	04/15/32	73,000	73,623

			381,484

Home Builders — 0.5%
Installed Building Products, Inc. 5.63%(1)	02/01/34	200,000	201,544

Household Products/Wares — 0.3%
Spectrum Brands, Inc. 3.88%(1)	03/15/31	142,000	115,442

Housewares — 0.1%
Central Garden & Pet Co. 4.13%(1)	04/30/31	45,000	42,539

Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30	162,000	167,874
8.25%(1)	02/01/29	72,000	74,752
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31	120,000	124,505
7.38%(1)	10/01/32	74,000	76,717
AmWINS Group, Inc. 4.88%(1)	06/30/29	78,000	76,981
Ardonagh Finco Ltd. (United Kingdom) 7.75%(1),(5)	02/15/31	135,000	139,631
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(4)	11/01/53	120,000	117,990
HUB International Ltd. 7.38%(1)	01/31/32	119,000	124,754

			903,204

Internet — 1.4%
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%(1)	06/15/27	125,000	124,480
Getty Images, Inc.
10.50%(1)	11/15/30	80,000	81,062
11.25%(1)	02/21/30	95,000	85,101
Snap, Inc. 6.88%(1)	03/15/34	250,000	255,542

			546,185

Iron & Steel — 1.6%
CSN Resources SA 8.88%(1)	12/05/30	255,000	246,371
Samarco Mineracao SA (4.00% Cash or 5.00% PIK) due 12/31/26 9.50%(1)	06/30/31	385,216	386,814

			633,185

Machinery-Diversified — 0.3%
Columbus McKinnon Corp/NY 7.13%(1)	02/01/33	60,000	60,350
Lsf12 Helix Parent LLC 7.13%(1),(5)	02/01/33	60,000	60,325

			120,675

Media — 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 7.38%(1)	02/01/36	275,000	275,869
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%(1)	06/01/33	35,000	30,647
Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%	06/01/52	55,000	35,915
CSC Holdings LLC 6.50%(1)	02/01/29	110,000	70,733
DISH DBS Corp. 5.13%	06/01/29	115,000	101,899
Grupo Televisa SAB (Mexico) 8.50%	03/11/32	168,000	183,001
Scripps Escrow II, Inc. 3.88%(1)	01/15/29	72,000	66,618
Sinclair Television Group, Inc. 4.38%(1)	12/31/32	100,000	77,149
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(1)	03/15/33	60,000	59,581
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	226,000	204,406

			1,105,818

Oil & Gas — 3.2%
Ecopetrol SA (Colombia) 5.88%	11/02/51	530,000	385,178
Gran Tierra Energy, Inc. 9.50%(2)	10/15/29	355,000	284,202
Petroleos Mexicanos 5.95%	01/28/31	199,000	193,910

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Oil & Gas (Continued)
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(3),(4)	09/18/30	$287,000	$296,276
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28	95,524	97,622

			1,257,188

Oil & Gas Services — 2.1%
Archrock Services LP / Archrock Partners Finance Corp. 6.00%(1)	02/01/34	90,000	89,974
Kodiak Gas Services LLC
6.75%(1)	10/01/35	25,000	25,839
7.25%(1)	02/15/29	71,000	73,747
USA Compression Partners LP/USA Compression Finance Corp. 6.25%(1)	10/01/33	125,000	126,641
WBI Operating LLC 6.50%(1)	10/15/33	180,000	181,802
Yinson Boronia Production BV 8.95%(1)	07/31/42	294,327	327,224

			825,227

Packaging & Containers — 1.4%
Ardagh Group SA 9.50%(1)	12/01/30	184,000	199,092
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 12.00%(1)	12/01/30	86,000	81,318
Clearwater Paper Corp. 4.75%(1)	08/15/28	40,000	38,024
Graphic Packaging International LLC 6.38%(1)	07/15/32	95,000	96,125
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%(1)	02/15/31	130,000	135,634

			550,193

Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%(1)	04/15/32	125,000	128,421
CVS Health Corp. 6.75% (5 yr. CMT + 2.516%)(4)	12/10/54	75,000	78,018

			206,439

Pipelines — 2.0%
Global Partners LP/GLP Finance Corp. 7.13%(1)	07/01/33	100,000	102,538
ITT Holdings LLC 6.50%(1)	08/01/29	140,000	135,057
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32	122,000	127,729
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(3),(4)	09/30/29	205,000	180,693
9.88%(1)	02/01/32	38,000	40,244
Venture Global Plaquemines LNG LLC 6.75%(1)	01/15/36	187,000	196,180

			782,441

Real Estate — 0.5%
Port of Spain Waterfront Development 7.88%(1)	02/19/40	199,133	200,932

REIT — 0.8%
Hudson Pacific Properties LP 3.95%	11/01/27	259,000	248,834
Iron Mountain, Inc. (REIT) 5.63%(1)	07/15/32	76,000	75,248

			324,082

Retail — 3.0%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32	175,000	167,011
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(1)	04/01/29	136,000	130,893
9.25%(1)	01/15/31	50,000	51,683
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%(1)	01/15/30	50,000	47,282
FirstCash, Inc. 6.88%(1)	03/01/32	121,000	125,852
LCM Investments Holdings II LLC 8.25%(1)	08/01/31	117,000	123,345
Lithia Motors, Inc. 5.50%(1)	10/01/30	75,000	75,581
Men’s Wearhouse LLC 9.00%(1)	02/01/31	60,000	62,430
Michaels Cos., Inc.
5.25%(1)	05/01/28	65,000	64,390
7.88%(1)	05/01/29	105,000	102,463
Papa John’s International, Inc. 3.88%(1)	09/15/29	146,000	139,708
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35	120,000	119,478

			1,210,116

Software — 0.6%
SS&C Technologies, Inc. 6.50%(1)	06/01/32	71,000	73,400
UKG, Inc. 6.88%(1)	02/01/31	100,000	100,048
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29	81,000	74,078

			247,526

Telecommunications — 2.2%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27	200,000	155,024
Altice France SA 9.50%(1)	11/01/29	123,717	127,216
Global Switch Finance BV (United Kingdom) 1.38%(2)	10/07/30	EUR 100,000	111,822
Telecom Argentina SA (Argentina) 9.50%(1)	07/18/31	251,000	268,763
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31	125,000	131,235
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30	80,000	78,162

			872,222

Water — 0.7%
Aegea Finance Sarl 7.63%(1)	01/20/36	300,000	293,817

Total Corporate Bonds (Cost: $18,487,732)			18,625,826

FOREIGN GOVERNMENT BONDS — 14.8%
Angola Government International Bonds 8.75%(2)	04/14/32	370,000	362,541

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT BONDS (Continued)
Argentina Republic Government International Bonds 4.13%	07/09/35	$266,529	$206,520
Brazil Government International Bonds 7.13%	05/13/54	300,000	299,829
Colombia Government International Bonds 7.75%	11/07/36	318,000	333,957
Dominican Republic International Bonds 5.88%(2)	01/30/60	305,000	271,566
Ecuador Government International Bonds 6.90%(2)	07/31/35	239,849	219,157
Egypt Government International Bonds 7.30%(2)	09/30/33	275,000	276,466
El Salvador Government International Bonds 9.50%(2)	07/15/52	161,000	182,977
Gabon Government International Bonds 6.63%(1)	02/06/31	173,000	147,481
Ghana Government International Bonds 5.00%(1)	07/03/35	153,000	139,507
Hungary Government International Bonds 5.50%(2)	03/26/36	200,000	198,654
6.75%(2)	09/23/55	200,000	208,352
Istanbul Metropolitan Municipality 10.50%(1)	12/06/28	296,000	325,644
Ivory Coast Government International Bonds 6.13%(1)	06/15/33	288,000	285,258
Nigeria Government International Bonds 7.70%(1)	02/23/38	201,000	198,972
Panama Government International Bonds 6.40%	02/14/35	210,000	220,000
Provincia de Buenos Aires/Government Bonds 6.63%(2)	09/01/37	173,578	140,589
Republic of Kenya Government International Bonds 7.88%(2)	10/09/33	400,000	403,092
Romania Government International Bonds 6.38%(2)	01/30/34	432,000	449,271
7.63%(2)	01/17/53	186,000	207,269
Saudi Government International Bonds 5.00%(2)	01/18/53	390,000	340,092
Senegal Government International Bonds 6.25%(1)	05/23/33	221,000	128,321
Sri Lanka Government International Bonds 3.10%(2)	01/15/30	141,000	139,324
Ukraine Government International Bonds 3.00%(2)	02/01/36	350,000	197,439

Total Foreign Government Bonds (Cost: $5,522,012)			5,882,278

ASSET-BACKED SECURITIES — 4.3%
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.35% (3 mo. USD Term SOFR + 1.680%)(1),(4)	01/15/37	250,000	250,012
Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR 5.42% (3 mo. USD Term SOFR + 1.750%)(1),(4)	07/15/37	225,000	225,627
CIFC Funding Ltd. Series 2023-3A, Class B 5.97% (3 mo. USD Term SOFR + 2.300%)(1),(4)	01/20/37	250,000	250,013
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 4.75% (3 mo. USD Term SOFR + 1.080%)(1),(4)	10/20/34	250,000	250,106
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R 5.67% (3 mo. USD Term SOFR + 2.000%)(1),(4)	04/20/37	250,000	250,891
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(4)	01/20/36	250,000	250,125
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(4)	10/20/34	250,000	250,421

Total Asset-Backed Securities (Cost: $1,733,403)			1,727,195

BANK LOANS — 32.9%
Advertising — 0.2%
Neptune Bidco U.S., Inc. 2026 USD Term Loan B 0.00%(6)	01/28/33	100,000	98,729

Aerospace & Defense — 1.5%
Air Comm Corp. LLC 2025 Term Loan 6.57% (3 mo. USD Term SOFR + 2.750%)(4)	12/11/31	236,695	237,385
HDI Aerospace Intermediate Holding III Corp. Term Loan B 7.40% (3 mo. USD Term SOFR + 3.750%)(4)	02/11/32	99,250	99,932
TransDigm, Inc. 2025 Term Loan M 6.17% (1 mo. USD Term SOFR + 2.500%)(4)	08/19/32	249,375	249,470

			586,787

Airlines — 0.6%
Air Canada 2024 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(4)	03/21/31	246,859	247,291

Auto Parts & Equipment — 0.0%
First Brands Group LLC 2021 Term Loan 9.57% (3 mo. USD Term SOFR + 5.000%)	03/30/27	84,636	473
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B 10.69% (1 mo. USD Term SOFR + 7.000%)(4)	06/29/26	97,077	765

			1,238

Beverages — 0.5%
Arterra Wines Canada, Inc. 2020 Term Loan 7.43% (3 mo. USD Term SOFR + 3.500%)(4)	11/24/27	100,000	98,562
Celsius Holdings, Inc. 2025 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(4)	04/01/32	96,979	97,707

			196,269

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Biotechnology — 0.3%
Genmab AS Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(4)	12/13/32	$100,000	$100,491

Commercial Services — 3.5%
Archkey Solutions LLC 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(4)	11/01/31	222,460	224,789
ASP Dream Acquisition Co. LLC Term Loan B 8.02% (1 mo. USD Term SOFR + 4.250%)(4)	12/15/28	247,429	236,089
Ensemble RCM LLC 2026 Term Loan B 0.00%(6)	01/28/33	100,000	99,125
Fugue Finance BV 2025 Repriced Term Loan 6.57% (3 mo. USD Term SOFR + 2.750%)(4)	01/09/32	167,409	166,572
Nuvei Technologies Corp. 2025 Repriced Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(4)	11/17/31	100,000	99,339
Priority Holdings LLC 2025 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(4)	07/30/32	243,160	239,148
Trans Union LLC 2024 Term Loan B9 5.42% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/31	123,750	123,989
VT Topco, Inc. 2024 1st Lien Term Loan B 6.66% (3 mo. USD Term SOFR + 3.000%)(4)	08/09/30	198,992	193,706

			1,382,757

Computers — 0.8%
Surf Holdings LLC 2025 Incremental Term Loan 7.29% (1 mo. USD Term SOFR + 3.500%)(4)	03/05/27	247,384	245,637
Tempo Acquisition LLC 2025 Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(4)	08/31/28	100,000	92,056

			337,693

Cosmetics/Personal Care — 0.3%
Opal Bidco SAS USD Term Loan B4 6.69% (3 mo. USD Term SOFR + 3.000%)(4)	04/28/32	124,688	124,831

Distribution & Wholesale — 0.3%
Gloves Buyer, Inc. 2025 Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(4)	05/21/32	99,750	99,397

Diversified Financial Services — 1.9%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.42% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/30	346,500	348,359
Blackhawk Network Holdings, Inc. 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(4)	03/12/29	172,816	173,211
Guggenheim Partners LLC 2024 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(4)	11/26/31	247,500	248,119

			769,689

Electric — 1.1%
Potomac Energy Center LLC 2025 Term Loan 6.67% (3 mo. USD Term SOFR + 3.000%)(4)	08/05/32	118,735	119,527
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(4)	08/29/31	296,095	298,191
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(4)	08/29/31	17,896	18,023

			435,741

Electrical Components & Equipment — 0.6%
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(4)	12/29/28	249,351	234,184

Electronics — 0.9%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(4)	10/24/31	346,500	348,018

Engineering & Construction — 1.0%
Astrion Group LLC 2024 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(4)	08/29/31	205,078	158,935
Holding Socotec SAS 2025 USD Term Loan B 6.91% (3 mo. USD Term SOFR + 3.250%)(4)	06/02/31	123,750	124,291
Legence Holdings LLC 2025 Repriced Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(4)	12/16/31	125,085	125,664

			408,890

Entertainment — 1.5%
Caesars Entertainment, Inc. Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(4)	02/06/30	257,937	256,889
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(4)	07/22/30	100,000	99,844

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment (Continued)
Great Canadian Gaming Corp. 2024 Term Loan B 8.44% (3 mo. USD Term SOFR + 4.750%)(4)	11/01/29	$125,000	$122,578
Voyager Parent LLC Repriced Term Loan B 7.91% (3 mo. USD Term SOFR + 4.250%)(4)	07/01/32	124,688	124,696

			604,007

Food — 1.9%
1440 Food Topco LLC Term Loan B 8.67% (1 mo. USD Term SOFR + 5.000%)(4)	10/31/31	123,869	117,397
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.79% (1 mo. USD Term SOFR + 4.000%)(4)	06/09/28	148,068	147,991
United Natural Foods, Inc. 2024 Term Loan 8.42% (1 mo. USD Term SOFR + 4.750%)(4)	05/01/31	187,355	188,798
Upfield BV 2025 USD Term Loan B12 7.62% (6 mo. USD Term SOFR + 3.750%)(4)	12/31/27	199,497	198,002
Upfield BV 2026 USD Term Loan B15 0.00%(6)	10/31/30	100,000	99,250

			751,438

Forest Products & Paper — 0.6%
Glatfelter Corp. Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(4)	11/04/31	224,865	223,234

Health Care-Products — 0.2%
Hologic, Inc. 2026 USD Term Loan B 0.00%(6)	01/14/33	100,000	99,394

Health Care-Services — 1.5%
Charlotte Buyer, Inc. 2025 Repriced Term Loan B 7.92% (1 mo. USD Term SOFR + 4.250%)(4)	02/11/28	100,000	97,922
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B 9.17% (3 mo. USD Term SOFR + 5.500%)(4)	03/30/29	122,177	118,130
Heartland Dental LLC 2025 Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(4)	08/25/32	248,750	249,113
Modivcare Buyer LLC Super Senior Term Loan 10.00% (3 mo. USD Term SOFR + 3.250%)(4)	12/29/30	50,000	50,167
ModivCare Buyer LLC Takeback Term Loan 8.69% (3 mo. USD Term SOFR + 5.000%)(4)	12/30/32	75,422	70,906

			586,238

Holding Companies - Diversified — 0.3%
GC Ferry Acquisition I, Inc. Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(4)	08/16/32	106,771	106,087

Insurance — 0.7%
Asurion LLC 2021 Second Lien Term Loan B4 9.04% (1 mo. USD Term SOFR + 5.250%)(4)	01/20/29	49,065	49,127
Asurion LLC 2022 Term Loan B10 7.77% (1 mo. USD Term SOFR + 4.000%)(4)	08/19/28	246,811	247,428

			296,555

Internet — 3.2%
Arches Buyer, Inc. 2021 Term Loan B 7.02% (1 mo. USD Term SOFR + 3.250%)(4)	12/06/27	48,443	48,370
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(4)	12/12/29	345,603	346,467
Magnite, Inc. 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(4)	02/06/31	372,188	370,637
MH Sub I LLC 2023 Term Loan 7.92% (1 mo. USD Term SOFR + 4.250%)(4)	05/03/28	206,474	188,039
PUG LLC 2024 Extended Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(4)	03/15/30	108,755	108,653
TripAdvisor, Inc. Term Loan 6.42% (1 mo. USD Term SOFR + 2.750%)(4)	07/08/31	123,747	120,537
WatchGuard Technologies, Inc. Term Loan 0.00%(6)	07/02/29	100,000	100,125

			1,282,828

Machinery-Construction & Mining — 0.6%
WEC U.S. Holdings Ltd. 2024 Term Loan 5.70% (1 mo. USD Term SOFR + 2.000%)(4)	01/27/31	246,867	246,924

Media — 0.7%
Charter Communications Operating LLC 2024 Term Loan B5 5.91% (3 mo. USD Term SOFR + 2.250%)(4)	12/15/31	123,750	123,736
Ziggo Financing Partnership 2025 Term Loan B 7.03% (6 mo. USD Term SOFR + 3.250%)(4)	01/15/33	150,000	148,438

			272,174

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Miscellaneous Manufacturers — 0.6%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.48% (3 mo. USD Term SOFR + 4.750%)(4)	06/14/32		$249,375	$250,622

Office/Business Equipment — 0.5%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(4)	11/19/29		280,909	218,807

Packaging & Containers — 0.4%
BradyPlus Holdings LLC 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(4)	12/29/32		150,000	149,374

Retail — 1.9%
Peer Holding III BV 2025 USD Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(4)	09/29/32		250,000	250,391
Tacala LLC 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(4)	01/31/31		248,747	249,680
Thermostat Purchaser III, Inc. 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(4)	08/31/28		248,749	246,681

				746,752

Software — 4.6%
Boxer Parent Co., Inc. 2025 USD Term Loan B 0.00%(6)	07/30/31		100,000	96,500
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(4)	12/29/28		123,393	77,583
Cloud Software Group, Inc. 2025 Term Loan B (2031) 6.92% (3 mo. USD Term SOFR + 3.250%)(4)	03/21/31		248,128	241,305
Cloudera, Inc. 2021 Term Loan 7.52% (1 mo. USD Term SOFR + 3.750%)(4)	10/08/28		100,000	86,334
DTI Holdco, Inc. 2025 Term Loan B 7.67% (1 mo. USD Term SOFR + 4.000%)(4)	04/26/29		90,541	85,066
Open Text Corp. 2023 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(4)	01/31/30		317,122	312,981
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00%(6)	12/17/27		100,000	89,416
Playtika Holding Corp. 2021 Term Loan B1 0.00%(6)	03/13/28		100,000	97,269
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(4)	10/26/30		248,116	231,369
Quartz Acquireco LLC 2025 Term Loan B 0.00%(6)	06/28/30		100,000	97,000
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.67% (3 mo. USD Term SOFR + 4.000%)(4)	04/05/30		246,851	209,824
SolarWinds Holdings, Inc. 2025 Term Loan 7.70% (3 mo. USD Term SOFR + 4.000%)(4)	04/16/32		124,688	115,959
Tuple U.S. Bidco LLC Term Loan B 0.00%(6)	01/14/33		100,000	99,000

				1,839,606

Telecommunications — 0.2%
GOGO Intermediate Holdings LLC Term Loan B 0.00%(6)	04/30/28		100,000	89,175

Total Bank Loans (Cost: $13,442,578)				13,135,220

Total Fixed Income Securities (Cost: $39,185,725)				39,370,519

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%
Worldline SA (France) 0.00%(2),(7)	07/30/26	EUR	25,594	30,378

Total Convertible Securities (Cost: $26,330)				30,378

		Shares
COMMON STOCK — 0.2%

Beverages — 0.1%
Luxco Co. Ltd.(8)			1,312	25,219

Health Care-Services — 0.1%
ModivCare, Inc.(8)			5,853	39,019

Total Common Stock (Cost: $61,287)				64,238

MONEY MARKET INVESTMENTS — 1.7%
TCW Central Cash Fund, 3.65%(9),(10)			690,341	690,341

Total Money Market Investments (Cost: $690,341)				690,341

Total Investments (100.7%) (Cost: $39,963,683)				40,155,476
Net unrealized depreciation on unfunded commitments(11) (0.0%)				49
Liabilities In Excess Of Other Assets (-0.7%)				(261,990)

Net Assets (100.0%)				$39,893,535

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(12)
Citibank N.A.	EUR	376,757	04/01/26	$443,583	$447,788	$(4,205)

				$443,583	$447,788	$(4,205)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
4	10-Year U.S. Treasury Note Futures	03/20/26	$(459,430)	$(456,625)	$2,805
12	5-Year U.S. Treasury Note Futures	03/31/26	(1,310,997)	(1,307,156)	3,841
3	Euro-Bobl Futures	03/06/26	(412,284)	(414,671)	(2,387)

			$(2,182,711)	$(2,178,452)	$4,259

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $16,397,681 or 41.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $5,672,270 or 14.2% of net assets.
(3)	Perpetual maturity.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(7)	Security is not accruing interest.
(8)	Non-income producing security.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(10)	Affiliated issuer.
(11)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(12)	Fund sells foreign currency, buys USD.
(13)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(14)	Restricted security.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Multisector Credit Income ETF transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$3,462,341	$10,740,000	$13,512,000	690,341	$690,341	$9,795	$—	$—	$—

Total					$690,341	$9,795	$—	$—	$—

TCW Multisector Credit Income ETF

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$18,625,826	$—	$18,625,826
Bank Loans	—	13,135,220	—	13,135,220
Foreign Government Bonds	—	5,882,278	—	5,882,278
Asset-Backed Securities	—	1,727,195	—	1,727,195

Total Fixed Income Securities	—	39,370,519	—	39,370,519

Convertible Securities
Convertible Corporate Bonds	—	30,378	—	30,378
Equity Securities
Money Market Investments	690,341	—	—	690,341
Common Stock	25,219	39,019	—	64,238

Total Equity Securities	715,560	39,019	—	754,579

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$49	$—	$49

Total Investments	$715,560	$39,439,965	$—	$40,155,525

Asset Derivatives
Futures Contracts
Interest Rate Risk	6,646	—	—	6,646

Total	$722,206	$39,439,965	$—	$40,162,171

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(2,387)	$—	$—	$(2,387)
Forward Currency Contracts
Foreign Currency Risk	—	(4,205)	—	(4,205)

Total	$(2,387)	$(4,205)	$—	$(6,592)

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 96.6% of Net Assets
BANK LOANS — 93.7%

Advertising — 1.5%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.16% (3 mo. USD Term SOFR + 4.250%)(1)	10/28/27	$1,091,365	$926,143
Neptune Bidco U.S., Inc. 2026 USD Term Loan B 0.00%(2)	01/28/33	706,868	697,884
Outfront Media Capital LLC 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	09/24/32	748,893	753,341
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.14% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28	957,522	952,734
Wasserman Media Group LLC Repriced Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	06/23/32	257,998	258,321

			3,588,423

Aerospace & Defense — 0.9%
Air Comm Corp. LLC 2025 Term Loan 6.57% (3 mo. USD Term SOFR + 2.750%)(1)	12/11/31	333,305	334,277
HDI Aerospace Intermediate Holding III Corp. Term Loan B 7.40% (3 mo. USD Term SOFR + 3.750%)(1)	02/11/32	1,230,038	1,238,495
TransDigm, Inc. 2025 Term Loan M 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	08/19/32	498,750	498,939

			2,071,711

Agriculture — 0.2%
Alltech, Inc. 2025 Term Loan 8.04% (1 mo. USD Term SOFR + 4.250%)(1)	08/13/30	545,482	549,576

Airlines — 0.7%
Air Canada 2024 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	03/21/31	503,232	504,112
United Airlines, Inc. 2024 1st Lien Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	02/22/31	1,065,941	1,069,049

			1,573,161

Apparel — 0.7%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	12/21/28	1,172,727	1,173,530
WH Borrower LLC 2025 Term Loan B 8.39% (3 mo. USD Term SOFR + 4.500%)(1)	02/20/32	496,253	498,114

			1,671,644

Auto Parts & Equipment — 0.0%
First Brands Group LLC 2021 Term Loan 9.57% (3 mo. USD Term SOFR + 5.000%)(1)	03/30/27	472,296	2,638
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B 10.69% (1 mo. USD Term SOFR + 7.000%)(1)	06/29/26	541,723	4,269

			6,907

Banks — 0.1%
Chrysaor Bidco SARL 2025 USD Term Loan B 6.90% (3 mo. USD Term SOFR + 3.250%)	10/30/31	286,595	288,171

Beverages — 2.5%
Arterra Wines Canada, Inc. 2020 Term Loan 7.43% (3 mo. USD Term SOFR + 3.500%)(1)	11/24/27	1,387,990	1,368,038
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(1)	01/24/29	1,508,853	1,504,357
Pegasus BidCo BV 2025 USD Repriced Term Loan B 6.60% (3 mo. USD Term SOFR + 2.750%)(1)	07/12/29	1,336,953	1,341,967
Primo Brands Corp. 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	03/31/28	1,734,984	1,737,517

			5,951,879

Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc. Term Loan B 0.00%(2)	01/28/33	712,704	714,486
Genmab AS Term Loan B 8.75% (3 mo. USD Term SOFR + 2.000%)(1)	12/13/32	1,328,204	1,334,725

			2,049,211

Building Materials — 0.4%
Gibraltar Industries, Inc. 2026 Term Loan B 0.00%(2)	01/29/33	349,824	350,699
Groundworks LLC 2024 Term Loan 0.00%(1),(2)	03/14/31	500,000	501,327
Standard Industries, Inc. 2021 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/22/28	157,291	157,950

			1,009,976

Chemicals — 1.0%
Archroma Finance SARL 2023 USD Term Loan B2A 9.20% (6 mo. USD Term SOFR + 5.500%)(1)	06/30/27	1,173,141	1,049,228

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Chemicals (Continued)
Ineos U.S. Finance LLC 2021 USD Term Loan B 0.00%(2)	11/08/28	$291,667	$240,771
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.27% (1 mo. USD Term SOFR + 2.500%)(1)	05/06/27	1,112,320	1,101,197

			2,391,196

Commercial Services — 12.9%
Albion Financing 3 SARL 2025 USD Term Loan 6.87% (3 mo. USD Term SOFR + 3.000%)(1)	05/21/31	528,054	526,652
Allied Universal Holdco LLC 2025 USD Term Loan B 6.92% (1 mo. USD Term SOFR + 3.250%)(1)	08/20/32	628,425	630,361
Amspec Parent LLC 2025 Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	12/22/31	1,443,040	1,446,648
APi Group DE, Inc. 2025 Term Loan 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	01/03/29	955,701	959,185
Archkey Solutions LLC 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(1)	11/01/31	1,054,624	1,065,666
ASP Dream Acquisition Co. LLC Term Loan B 8.02% (1 mo. USD Term SOFR + 4.250%)(1)	12/15/28	875,412	835,288
Astro Acquisition LLC 2025 Term Loan B 7.12% (6 mo. USD Term SOFR + 3.250%)(1)	08/30/32	598,500	601,492
Belron Finance 2019 LLC 2025 Repriced Term Loan B 6.12% (3 mo. USD Term SOFR + 2.250%)(1)	10/16/31	970,691	975,059
Berkeley Research Group LLC Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	05/01/32	556,438	556,238
CCRR Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.250%)(1)	03/06/28	830,199	214,075
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 7.35% (3 mo. USD Term SOFR + 3.675%)(1)	07/06/29	802,147	806,494
Ensemble RCM LLC 2024 Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	08/01/29	1,537,083	1,526,277
Ensemble RCM LLC 2026 Term Loan B 0.00%(2)	01/28/33	650,000	644,312
Fugue Finance BV 2025 Repriced Term Loan 6.57% (3 mo. USD Term SOFR + 2.750%)(1)	01/09/32	783,763	779,844
Herc Holdings, Inc. Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/02/32	1,195,946	1,199,934
Inspired Education U.S. Holdings, Inc. 2026 USD Term Loan B 0.00%(2)	02/28/31	485,879	484,664
ION Platform Finance U.S., Inc. USD Term Loan 7.42% (3 mo. USD Term SOFR + 3.750%)(1)	10/07/32	550,000	491,794
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(1)	12/30/29	1,450,095	1,457,345
Learning Care Group U.S. No. 2, Inc. 2024 Term Loan B 7.84% (3 mo. USD Term SOFR + 4.000%)(1)	08/11/28	1,208,333	918,333
Lernen Bidco Ltd. 2025 USD Term Loan B3 7.41% (6 mo. USD Term SOFR + 3.500%)(1)	10/27/31	1,241,270	1,243,858
Nuvei Technologies Corp. 2025 Repriced Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	11/17/31	1,158,940	1,151,279
Prime Security Services Borrower LLC 2024 1st Lien Term Loan B 5.69% (1 mo. USD Term SOFR + 2.000%)(1)	10/13/30	556,222	555,874
Prime Security Services Borrower LLC 2025 Incremental Term Loan B 5.44% (1 mo. USD Term SOFR + 1.750%)(1)	03/07/32	497,494	495,733
Priority Holdings LLC 2025 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	07/30/32	1,094,747	1,076,684
Prometric Holdings, Inc. 2025 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	06/25/32	998,375	1,001,285
Raven Acquisition Holdings LLC Term Loan B 0.00%(2)	11/19/31	185,267	183,669
Sabert Corp. 2024 Term Loan B 6.79% (1 mo. USD Term SOFR + 3.000%)(1)	12/10/26	1,509,986	1,512,817
Secretariat Advisors LLC 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)	02/28/32	1,230,249	1,234,094
TruGreen LP 2020 2nd Lien Term Loan 12.43% (3 mo. USD Term SOFR + 8.500%)(1)	11/02/28	500,000	464,845
TTF Holdings LLC 2024 Term Loan 7.79% (6 mo. USD Term SOFR + 3.750%)(1)	07/18/31	958,187	728,222
United Rentals, Inc. 2025 Repriced Term Loan B 5.17% (1 mo. USD Term SOFR + 1.500%)(1)	02/14/31	497,468	499,583

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
United Talent Agency LLC 2025 Repriced Term Loan B 6.68% (1 mo. USD Term SOFR + 3.000%)(1)	06/10/32	$1,479,981	$1,483,681
Valvoline, Inc. Term Loan B 5.70% (1 mo. USD Term SOFR + 2.000%)(1)	12/01/32	549,580	553,188
Veritiv Corp. Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(1)	12/02/30	736,137	722,427
Vistage Worldwide, Inc. Term Loan 7.42% (3 mo. USD Term SOFR + 3.750%)(1)	07/13/29	1,237,212	1,236,829
VT Topco, Inc. 2024 1st Lien Term Loan B 0.00%(2)	08/09/30	134,000	130,440
XPLOR T1 LLC 2025 Term Loan 7.29% (3 mo. USD Term SOFR + 3.500%)(1)	12/01/32	527,405	518,176

			30,912,345

Computers — 4.4%
Amentum Government Services Holdings LLC 2024 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	09/29/31	507,014	507,648
Clover Holdings 2 LLC Term Loan B 7.67% (1 mo. USD Term SOFR + 4.000%)(1)	12/09/31	1,358,105	1,337,733
Cyberswift U.S. Finco LLC Term Loan B 7.65% (3 mo. USD Term SOFR + 4.000%)(1)	10/08/32	1,222,722	1,189,097
Imprivata, Inc. 2025 Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	12/01/27	998,074	998,853
McAfee LLC 2024 USD 1st Lien Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(1)	03/01/29	1,158,338	1,029,472
NCR Atleos LLC 2025 Term Loan B 6.70% (3 mo. USD Term SOFR + 3.000%)(1)	04/16/29	1,189,689	1,177,792
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	10/31/30	410,794	408,227
Peraton Corp. Term Loan B 7.52% (3 mo. USD Term SOFR + 3.750%)(1)	02/01/28	575,942	533,106
Surf Holdings LLC 2025 Incremental Term Loan 7.29% (1 mo. USD Term SOFR + 3.500%)(1)	03/05/27	1,484,952	1,474,468
Tempo Acquisition LLC 2025 Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	1,208,803	1,112,770
X Corp. 2025 Fixed Term Loan 9.50%	10/26/29	500,000	518,375
X Corp. Term Loan 10.42% (3 mo. USD Term SOFR + 6.500%)	10/26/29	305,966	305,934

			10,593,475

Cosmetics/Personal Care — 0.7%
ACP Tara Holdings, Inc. 2025 Term Loan B 6.97% (3 mo. USD Term SOFR + 3.250%)(1)	12/15/32	671,524	675,721
Opal Bidco SAS USD Term Loan B4 6.69% (3 mo. USD Term SOFR + 3.000%)(1)	04/28/32	1,122,188	1,123,478

			1,799,199

Distribution & Wholesale — 0.5%
BCPE Empire Holdings, Inc. 2025 Term Loan B 6.92% (1 mo. USD Term SOFR + 3.250%)(1)	12/11/30	498,741	497,027
Gloves Buyer, Inc. 2025 Term Loan 7.67% (1 mo. USD Term SOFR + 4.000%)(1)	05/21/32	498,750	496,984
Resideo Funding, Inc. 2024 1st Lien Term Loan B 5.68% (1 mo. USD Term SOFR + 2.000%)(1)	02/11/28	292,778	292,871

			1,286,882

Diversified Financial Services — 3.0%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	982,575	987,846
Blackhawk Network Holdings, Inc. 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(1)	03/12/29	982,547	984,797
Corpay Technologies Operating Co. LLC Term Loan B5 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	04/28/28	1,608,057	1,609,786
Delos Aircraft DAC Term Loan 5.42% (3 mo. USD Term SOFR + 1.750%)(1)	10/31/27	333,333	335,417
Guggenheim Partners LLC 2024 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(1)	11/26/31	977,006	979,449
Jane Street Group LLC 2024 Term Loan B1 5.82% (3 mo. USD Term SOFR + 2.000%)(1)	12/15/31	1,984,334	1,972,428
Setanta Aircraft Leasing DAC 2024 Term Loan B 5.42% (3 mo. USD Term SOFR + 1.750%)(1)	11/05/28	420,583	422,920

			7,292,643

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric — 2.9%
Alpha Generation LLC Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/30/31	$371,547	$371,617
Astoria Energy LLC 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	06/23/32	491,761	493,873
Carroll County Energy LLC 2025 Repriced Term Loan 6.42% (3 mo. USD Term SOFR + 2.750%)(1)	06/30/31	517,326	521,724
Compass Power Generation LLC 2025 Term Loan B 6.92% (1 mo. USD Term SOFR + 3.250%)(1)	04/14/29	1,443,824	1,453,570
Cornerstone Generation LLC Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	08/11/32	1,204,607	1,215,400
Potomac Energy Center LLC 2025 Term Loan 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	08/05/32	712,411	717,162
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	672,918	677,682
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	08/29/31	40,671	40,959
Talen Energy Supply LLC 2023 Term Loan B 6.35% (3 mo. USD Term SOFR + 2.500%)(1)	05/17/30	269,286	269,766
Vistra Operations Co. LLC 1st Lien Term Loan B3 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	12/20/30	1,145,550	1,148,683

			6,910,436

Electrical Components & Equipment — 1.0%
AZZ, Inc. Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	05/13/29	523,355	526,027
Energizer Holdings, Inc. 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	03/19/32	222,587	222,587
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	1,704,119	1,600,466

			2,349,080

Electronics — 1.3%
Coherent Corp. 2025 Term Loan B2 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	07/02/29	685,758	689,187
Lsf12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 6.68% (1 mo. USD Term SOFR + 3.000%)(1)	12/02/31	984,480	987,556
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(1)	10/24/31	1,485,000	1,491,504

			3,168,247

Energy-Alternate Sources — 0.4%
Oregon Clean Energy LLC 2024 1st Lien Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	07/12/30	1,011,334	1,017,867

Engineering & Construction — 3.9%
Astrion Group LLC 2024 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(1)	08/29/31	1,391,126	1,078,123
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 6.92% (1 mo. USD Term SOFR + 3.250%)(1)	07/09/32	856,308	859,874
Dycom Industries, Inc. 2026 Term Loan B 0.00%(2)	01/20/33	1,500,000	1,504,695
Holding Socotec SAS 2025 USD Term Loan B 6.91% (3 mo. USD Term SOFR + 3.250%)(1)	06/02/31	1,433,985	1,440,259
ITG Communications LLC Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(1)	07/09/31	1,405,000	1,364,016
Legence Holdings LLC 2025 Repriced Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	12/16/31	817,708	821,490
SBA Senior Finance II LLC 2024 Term Loan B 5.43% (1 mo. USD Term SOFR + 1.750%)(1)	01/25/31	1,733,002	1,740,497
Socotec U.S. Holding, Inc. 2026 USD Repriced Term Loan 0.00%(2)	06/02/31	500,180	502,368

			9,311,322

Entertainment — 6.8%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)	11/24/32	850,000	835,393
Banijay Entertainment SAS 2025 USD Term Loan B3 6.44% (1 mo. USD Term SOFR + 2.750%)(1)	03/01/28	959,961	965,481
Betclic Everest Group SAS 2026 USD Term Loan B 0.00%(2)	12/10/31	512,000	513,388
Churchill Downs, Inc. 2021 Incremental Term Loan B1 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	03/17/28	494,805	495,889

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(1)	07/22/30	$1,245,496	$1,243,553
Delta 2 Lux SARL 2024 Term Loan B1 5.42% (3 mo. USD Term SOFR + 1.750%)(1)	09/30/31	366,667	367,068
DK Crown Holdings, Inc. 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	03/04/32	1,240,625	1,243,143
EOC Borrower LLC Term Loan A 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	03/24/28	292,428	292,610
EOC Borrower LLC Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(1)	03/24/32	567,150	568,213
Flutter Financing BV 2024 Term Loan B 5.42% (3 mo. USD Term SOFR + 1.750%)(1)	11/30/30	2,031,936	2,032,444
Great Canadian Gaming Corp. 2024 Term Loan B 8.44% (3 mo. USD Term SOFR + 4.750%)(1)	11/01/29	1,372,458	1,345,867
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	10/31/29	1,344,750	1,345,274
Herschend Entertainment Co. LLC 2025 Term Loan B 6.92% (1 mo. USD Term SOFR + 3.250%)(1)	05/27/32	342,541	343,954
J&J Ventures Gaming LLC 2025 Repriced Term Loan B 7.17% (1 mo. USD Term SOFR + 3.500%)(1)	04/26/30	1,235,659	1,223,816
Light and Wonder International, Inc. 2026 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	04/16/29	771,830	771,830
TKO Worldwide Holdings LLC 2025 Term Loan 5.87% (3 mo. USD Term SOFR + 2.000%)(1)	11/21/31	1,817,874	1,823,882
Voyager Parent LLC Repriced Term Loan B 7.91% (3 mo. USD Term SOFR + 4.250%)(1)	07/01/32	822,938	822,991

			16,234,796

Environmental Control — 1.5%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	10/24/30	699,838	700,279
Heritage-Crystal Clean, Inc. Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	10/17/30	1,150,871	1,157,581
MIP V Waste Holdings LLC 2025 Term Loan B 6.42% (3 mo. USD Term SOFR + 2.750%)(1)	08/20/32	1,194,000	1,196,985
Reworld Holding Corp. 2025 1st Lien Term Loan C 5.93% (1 mo. USD Term SOFR + 2.250%)(1)	01/15/31	12,593	12,598
Reworld Holding Corp. 2025 Term Loan B1 5.93% (1 mo. USD Term SOFR + 2.250%)(1)	01/15/31	77,495	77,528
Reworld Holding Corp. Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	11/30/28	355,657	356,324

			3,501,295

Food — 3.3%
1440 Food Topco LLC Term Loan B 8.67% (1 mo. USD Term SOFR + 5.000%)(1)	10/31/31	631,309	598,324
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.79% (1 mo. USD Term SOFR + 4.000%)(1)	06/09/28	729,854	729,474
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(1)	09/20/30	997,500	988,772
Nourish Buyer I, Inc. 2026 Repriced Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(1)	07/09/32	997,500	998,956
Simply Good Foods USA, Inc. 2023 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	03/17/30	831,125	836,527
United Natural Foods, Inc. 2024 Term Loan 8.42% (1 mo. USD Term SOFR + 4.750%)(1)	05/01/31	1,304,925	1,314,979
Upfield BV 2025 USD Term Loan B12 7.68% (3 mo. USD Term SOFR + 3.750%)(1)	12/31/27	1,526,616	1,515,166
Upfield BV 2026 USD Term Loan B15 0.00%(2)	10/31/30	870,656	864,126

			7,846,324

Food Service — 0.6%
Aramark Services, Inc. 2025 Repriced Term Loan 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	04/06/28	1,354,490	1,359,569

Forest Products & Paper — 0.2%
Glatfelter Corp. Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(1)	11/04/31	411,290	408,308

Health Care-Products — 1.4%
Hologic, Inc. 2026 USD Term Loan B 0.00%(2)	01/14/33	975,000	969,091

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Products (Continued)
Medline Borrower LP 2025 Incremental Term Loan B 0.00%(2)	10/23/30	$1,250,000	$1,255,019
Medline Borrower LP 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	10/23/28	184,342	185,000
QuidelOrtho Corp. Term Loan A 8.25% (3 mo. USD Term SOFR + 1.500%)(1)	08/14/30	963,086	926,970

			3,336,080

Health Care-Services — 6.0%
Acadia Healthcare Co., Inc. Term Loan A 0.00%(2)	02/28/30	1,500,000	1,451,250
ADMI Corp. 2021 Incremental Term Loan B3 7.54% (1 mo. USD Term SOFR + 3.750%)(1)	12/23/27	498,698	477,192
ADMI Corp. 2023 Term Loan B5 9.42% (1 mo. USD Term SOFR + 5.750%)(1)	12/23/27	500,861	488,340
AHP Health Partners, Inc. 2025 Term Loan B 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	09/20/32	498,750	499,311
Charlotte Buyer, Inc. 2025 Repriced Term Loan B 7.92% (1 mo. USD Term SOFR + 4.250%)(1)	02/11/28	1,172,605	1,148,238
Concentra Health Services, Inc. 2025 Repriced Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	07/26/31	793,049	796,027
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)	03/30/29	327,357	315,783
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B 9.17% (3 mo. USD Term SOFR + 5.500%)(1)	03/30/29	1,200,359	1,160,597
Fortrea Holdings, Inc. Term Loan B 7.42% (3 mo. USD Term SOFR + 3.750%)(1)	07/01/30	684,041	671,216
Heartland Dental LLC 2025 Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	08/25/32	1,205,396	1,207,156
Help At Home, Inc. 2024 Term Loan B 8.67% (1 mo. USD Term SOFR + 5.000%)(1)	09/24/31	299,244	270,900
Inception Holdco SARL 2025 USD Repriced Term Loan 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	04/18/31	1,069,308	1,078,664
Lumexa Imaging, Inc. Term Loan B 6.70% (3 mo. USD Term SOFR + 3.000%)(1)	12/17/32	214,063	215,269
Modivcare Buyer LLC Super Senior Term Loan 10.00% (3 mo. USD Term SOFR + 3.250%)(1)	12/29/30	250,000	250,834
ModivCare Buyer LLC Takeback Term Loan 8.69% (3 mo. USD Term SOFR + 5.000%)(1)	12/30/32	232,398	218,483
NAPA Management Services Corp. Term Loan B 9.02% (1 mo. USD Term SOFR + 5.250%)(1)	02/23/29	1,039,502	640,193
Onex TSG Intermediate Corp. 2025 Term Loan B 7.42% (3 mo. USD Term SOFR + 3.750%)(1)	08/06/32	309,594	310,529
Option Care Health, Inc. 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/22/32	535,387	537,060
Pediatric Associates Holding Co. LLC 2023 Incremental Term Loan 8.43% (3 mo. USD Term SOFR + 4.500%)(1)	12/29/28	348,359	342,262
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.19% (3 mo. USD Term SOFR + 5.500%)(1)	06/20/28	1,116,653	1,127,819
U.S. Fertility Enterprises LLC 2025 Delayed Draw Term Loan 0.00%(1)	12/30/32	164,474	33,109
U.S. Fertility Enterprises LLC 2025 Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	12/30/32	1,085,526	1,092,582

			14,332,814

Holding Companies — Diversified — 0.2%
GC Ferry Acquisition I, Inc. Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	08/16/32	427,083	424,348

Household Products/Wares — 0.2%
Lavender Dutch BorrowerCo BV USD Term Loan 6.93% (3 mo. USD Term SOFR + 3.250%)(1)	12/30/32	500,000	502,292

Insurance — 0.5%
AmWINS Group, Inc. 2026 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	01/30/32	383,120	382,873
Asurion LLC 2022 Term Loan B10 7.77% (1 mo. USD Term SOFR + 4.000%)(1)	08/19/28	744,243	746,104
Asurion LLC 2024 Term Loan B12 7.92% (1 mo. USD Term SOFR + 4.250%)(1)	09/19/30	124,058	124,423

			1,253,400

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Internet — 3.1%
Barracuda Networks, Inc. 2022 Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	$852,228	$663,941
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(1)	12/12/29	1,970,988	1,975,915
Go Daddy Operating Co. LLC 2024 Term Loan B8 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	11/09/29	387,632	386,010
Hoya Midco LLC 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	02/01/29	1,094,219	632,595
Magnite, Inc. 2025 Repriced Term Loan B 6.67% (1 mo. USD Term SOFR + 3.000%)(1)	02/06/31	456,331	454,431
MH Sub I LLC 2023 Term Loan 7.92% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	260,670	237,396
MH Sub I LLC 2024 Term Loan B4 7.92% (1 mo. USD Term SOFR + 4.250%)(1)	12/31/31	247,597	203,561
Newfold Digital Holdings Group, Inc. 2025 Tranche A Term Loan 7.27% (1 mo. USD Term SOFR + 3.600%)(1)	04/30/29	118,191	96,400
Newfold Digital Holdings Group, Inc. 2025 Tranche B Term Loan 7.27% (1 mo. USD Term SOFR + 3.600%)	04/30/29	275,780	150,472
Polaris Purchaser, Inc. 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	03/03/31	260,705	256,794
Proofpoint, Inc. 2025 Repriced Term Loan 0.00%(2)	08/31/28	194,352	193,320
PUG LLC 2024 Extended Term Loan B 0.00%(1),(2)	03/15/30	717,510	716,839
WatchGuard Technologies, Inc. Term Loan 8.92% (1 mo. USD Term SOFR + 5.250%)(1)	07/02/29	1,463,235	1,465,064

			7,432,738

Investment Companies — 0.9%
AAL Delaware Holdco, Inc. 2025 Term Loan 6.42% (1 mo. USD Term SOFR + 2.750%)(1)	07/30/31	646,734	648,150
FinCo I LLC 2025 Repriced Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	06/27/29	853,494	854,181
Intrado Corp. 2023 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	01/31/30	726,980	727,286

			2,229,617

Leisure Time — 1.2%
Alterra Mountain Co. 2025 Term Loan B8 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	05/31/30	462,401	464,135
Alterra Mountain Co. 2025 Term Loan B9 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	08/17/28	796,844	799,833
Arcis Golf LLC 2025 Term Loan B 6.42% (1 mo. USD Term SOFR + 2.750%)(1)	11/24/28	1,613,757	1,623,842
Lakeland Tours LLC 2020 HoldCo Term Loan 10.00%	09/25/27	677,334	33,867

			2,921,677

Lodging — 0.6%
Four Seasons Hotels Ltd. 2025 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/22/32	386,158	388,998
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	11/08/30	1,000,000	1,006,250

			1,395,248

Machinery-Construction & Mining — 0.9%
Tenaska Westmoreland Management LLC Term Loan B 0.00%(2)	01/28/33	272,092	271,752
Terex Corp. 2025 Term Loan 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	10/08/31	796,000	799,148
WEC U.S. Holdings Ltd. 2024 Term Loan 5.70% (1 mo. USD Term SOFR + 2.000%)(1)	01/27/31	1,038,334	1,038,574

			2,109,474

Machinery-Diversified — 0.7%
DXP Enterprises, Inc. 2025 Repriced Term Loan B 9.00% (3 mo. USD Term SOFR + 2.250%)	10/11/30	234,904	236,724
Engineered Machinery Holdings, Inc. 2025 USD Term Loan 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	11/26/32	191,639	192,631
Lsf12 Helix Parent LLC USD Term Loan B 0.00%(2)	01/21/33	1,305,000	1,302,553

			1,731,908

Media — 1.2%
Charter Communications Operating LLC 2024 Term Loan B5 5.91% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	740,611	740,530

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
MJH Healthcare Holdings LLC 2025 Repriced Term Loan B 6.42% (1 mo. USD Term SOFR + 2.750%)(1)	01/29/29	$498,747	$474,435
NEP Group, Inc. 2025 Term Loan B 8.17% (1 mo. USD Term SOFR + 4.500%)(1)	10/17/31	126,870	116,605
Nexstar Broadcasting, Inc. 2025 Term Loan B5 6.20% (1 mo. USD Term SOFR + 2.500%)	06/28/32	497,500	497,913
Virgin Media Bristol LLC 2020 USD Term Loan Q 7.04% (1 mo. USD Term SOFR + 3.250%)	01/31/29	1,000,666	1,000,856

			2,830,339

Mining — 0.2%
American Rock Salt Co. LLC 2024 First Out Term Loan 10.94% (3 mo. USD Term SOFR + 7.000%)(1)	06/09/28	537,749	540,607

Miscellaneous Manufacturers — 0.8%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.48% (3 mo. USD Term SOFR + 4.750%)(1)	06/14/32	1,172,063	1,177,923
Plastipak Packaging, Inc. 2025 Term Loan B 6.17% (1 mo. USD Term SOFR + 2.500%)(1)	09/24/32	839,889	839,289

			2,017,212

Office/Business Equipment — 0.4%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(1)	11/19/29	1,167,528	909,417

Oil & Gas — 0.7%
Apro LLC 2024 Term Loan B 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	07/09/31	462,019	464,271
Liquid Tech Solutions LLC 2025 Term Loan 7.24% (3 mo. USD Term SOFR + 3.500%)	10/12/32	226,780	226,780
Pasadena Performance Products LLC 1st Lien Term Loan 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	02/27/32	985,157	988,236

			1,679,287

Packaging & Containers — 1.5%
Balcan Innovations, Inc. Term Loan B 8.42% (1 mo. USD Term SOFR + 4.750%)(1)	10/18/31	1,488,750	1,150,059
BradyPlus Holdings LLC 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(1)	12/29/32	500,000	497,915
Graham Packaging Co., Inc. 2026 Term Loan B 0.00%(2)	01/26/33	556,789	556,993
Plaze, Inc. 2020 Incremental Term Loan 7.54% (1 mo. USD Term SOFR + 3.750%)(1)	08/03/26	1,427,535	1,300,485

			3,505,452

Pharmaceuticals — 2.6%
Alkermes, Inc. 2026 Term Loan B 0.00%(2)	01/28/31	170,865	171,720
Amneal Pharmaceuticals LLC 2025 Term Loan B 7.17% (1 mo. USD Term SOFR + 3.500%)(1)	08/01/32	1,047,375	1,052,612
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B 6.64% (6 mo. USD Term SOFR + 3.000%)(1)	01/27/32	873,032	875,652
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 5.92% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	737,949	740,919
Paradigm Parent LLC 1st Lien Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(1)	04/16/32	1,271,813	1,090,579
Perrigo Investments LLC 2024 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	04/20/29	1,281,543	1,282,081
RxBenefits, Inc. 2025 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)	12/23/30	1,000,000	998,750

			6,212,313

Pipelines — 1.3%
Birdsboro Power LLC Term Loan 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	10/08/32	343,750	348,476
Freeport LNG Investments LLLP 2026 Term Loan B 0.00%(2)	01/29/33	213,517	213,116
ITT Holdings LLC 2025 Repriced Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)	10/11/30	999,412	1,000,352
Stonepeak Bayou Holdings LP Term Loan B 6.42% (3 mo. USD Term SOFR + 2.750%)(1)	10/01/32	560,667	538,941
Venture Global Calcasieu Pass LLC Term Loan 0.00%(2)	08/19/26	1,036,748	1,037,075

			3,137,960

Real Estate — 0.2%
Hill Top Energy Center LLC Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	06/26/32	485,688	487,660

REIT — 0.7%
Iron Mountain, Inc. 2022 Term Loan A 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	03/18/30	406,618	403,569
Iron Mountain, Inc. 2023 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	01/31/31	120,914	120,120

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
REIT (Continued)
OEG Borrower LLC 2024 Term Loan B 7.20% (3 mo. USD Term SOFR + 3.500%)(1)	06/30/31	$1,218,909	$1,225,260

			1,748,949

Retail — 5.6%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/20/30	950,020	949,070
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	09/24/31	496,231	497,472
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.29% (1 mo. USD Term SOFR + 3.500%)(1)	03/31/28	1,068,026	1,068,026
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.13% (3 mo. USD Term SOFR + 3.250%)(1)	11/01/31	220,378	197,513
K-Mac Holdings Corp. 2025 Add-on Term Loan 6.92% (1 mo. USD Term SOFR + 3.250%)(1)	07/21/28	869,270	873,073
KFC Holding Co. 2021 Term Loan B 5.54% (1 mo. USD Term SOFR + 1.750%)(1)	03/15/28	1,208,110	1,214,525
Murphy USA, Inc. Term Loan B 5.45% (1 mo. USD Term SOFR + 1.750%)(1)	04/07/32	748,125	756,074
Pacific Bells LLC 2024 Repriced Term Loan B 7.42% (3 mo. USD Term SOFR + 3.750%)(1)	11/13/28	1,319,188	1,325,230
Peer Holding III BV 2025 USD Term Loan B4B 6.17% (3 mo. USD Term SOFR + 2.500%)(1)	10/28/30	1,750,222	1,752,191
QXO, Inc. 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	04/30/32	226,667	227,375
Splat Super Holdco LLC 2025 Term Loan 8.67% (1 mo. USD Term SOFR + 5.000%)(1)	07/02/32	1,266,024	1,187,429
Tailored Brands, Inc. 2026 Term Loan B 0.00%(2)	01/22/31	2,000,000	2,001,670
Thermostat Purchaser III, Inc. 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(1)	08/31/28	1,492,496	1,480,086

			13,529,734

Software — 10.1%
Avison Young Canada, Inc. 2024 Third Out Term Loan 12.10% (3 mo. USD Term SOFR + 8.000%)(1)	03/12/29	174,484	37,804
Boxer Parent Co., Inc. 2025 USD Term Loan B 6.82% (3 mo. USD Term SOFR + 3.000%)(1)	07/30/31	250,000	241,250
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.42% (1 mo. USD Term SOFR + 3.750%)(1)	12/29/28	1,164,777	732,354
Clearwater Analytics LLC 2025 Term Loan B 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	04/21/32	947,625	948,516
Cloud Software Group, Inc. 2025 Term Loan B (2031) 6.92% (3 mo. USD Term SOFR + 3.250%)(1)	03/21/31	1,214,871	1,181,462
Cloudera, Inc. 2021 Term Loan 7.52% (1 mo. USD Term SOFR + 3.750%)(1)	10/08/28	1,558,763	1,345,734
Darktrace PLC 1st Lien Term Loan 6.90% (3 mo. USD Term SOFR + 3.250%)(1)	10/09/31	1,195,898	1,168,740
Dayforce, Inc. 2025 Term Loan 0.00%(2)	08/20/32	804,527	783,911
DTI Holdco, Inc. 2025 Term Loan B 7.67% (1 mo. USD Term SOFR + 4.000%)(1)	04/26/29	1,558,241	1,464,022
EagleView Technology Corp. 2025 Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(1)	08/14/28	167,228	158,188
EP Purchaser LLC 2023 Term Loan B 8.44% (3 mo. USD Term SOFR + 4.500%)(1)	11/06/28	922,971	575,472
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 0.00%(1),(2)	01/30/32	250,000	245,079
IGT Holding IV AB 2025 Term Loan B5 6.67% (3 mo. USD Term SOFR + 3.000%)(1)	09/01/31	744,898	738,846
Mermaid Bidco, Inc. 2024 USD Term Loan B 7.15% (3 mo. USD Term SOFR + 3.250%)(1)	07/03/31	1,240,554	1,221,946
Open Text Corp. 2023 Term Loan B 5.42% (1 mo. USD Term SOFR + 1.750%)(1)	01/31/30	1,692,402	1,670,299
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00% (2)	12/17/27	2,797,854	2,501,743
Playtika Holding Corp. 2021 Term Loan B1 6.54% (1 mo. USD Term SOFR + 2.750%)(1)	03/13/28	1,649,023	1,603,996
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)	10/26/30	1,587,318	1,480,182

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
Quartz Acquireco LLC 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(1)	06/28/30		$1,538,231	$1,492,084
Relativity Intermediate Holdco LLC 2026 Term Loan B 0.00%(2)	01/30/33		300,000	298,125
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.67% (3 mo. USD Term SOFR + 4.000%)(1)	04/05/30		1,530,744	1,301,132
SolarWinds Holdings, Inc. 2025 Term Loan 7.70% (3 mo. USD Term SOFR + 4.000%)(1)	04/16/32		623,438	579,797
SonarSource Financing LLC Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(1)	12/19/30		780,207	752,900
SS&C Technologies, Inc. 2024 Term Loan B8 5.67% (1 mo. USD Term SOFR + 2.000%)(1)	05/09/31		542,686	543,302
Tuple U.S. Bidco LLC Term Loan B 0.00%(2)	01/14/33		1,050,000	1,039,500
UKG, Inc. 2024 Term Loan B 0.00%(2)	02/10/31		233,222	227,925

				24,334,309

Telecommunications — 0.4%
Altice Financing SA 2022 USD Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(1)	10/31/27		249,357	191,257
Cyxtera DC Holdings, Inc. Term Loan B 0.00%(1),(3)	01/16/27		292,034	—
Delta TopCo, Inc. 2025 Term Loan B 0.00%(2)	11/30/29		155,481	151,872
GOGO Intermediate Holdings LLC Term Loan B 0.00%(2)	04/30/28		325,000	289,819
Zayo Group Holdings, Inc. 2025 USD Term Loan 6.79% (1 mo. USD Term SOFR + 3.000%)(1)	03/11/30		234,536	226,148

				859,096

Total Bank Loans (Cost: $229,828,851)				224,605,574

CORPORATE BONDS — 2.3%

Commercial Services — 0.2%
Block, Inc. 6.50%	05/15/32		500,000	519,715

Entertainment — 0.2%
WMG Acquisition Corp. 3.88%(4)	07/15/30		500,000	480,325

Environmental Control — 0.1%
Waste Pro USA, Inc. 7.00%(4)	02/01/33		250,000	258,207

Health Care-Services — 0.2%
UnitedHealth Group, Inc. 4.50%	04/15/33		500,000	493,705

Household Products/Wares — 0.2%
Spectrum Brands, Inc. 3.88%(4)	03/15/31		501,000	407,298

Internet — 0.6%
Getty Images, Inc. 10.50%(4)	11/15/30		200,000	202,654
11.25%(4)	02/21/30		500,000	447,900
Uber Technologies, Inc. 4.80%	09/15/34		750,000	745,875

				1,396,429

Packaging & Containers — 0.2%
Berry Global, Inc. 5.65%	01/15/34		500,000	521,830

Pharmaceuticals — 0.2%
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		500,000	517,975

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada) 3.50%(4)	02/15/29		500,000	482,870

Software — 0.2%
Constellation Software, Inc. (Canada) 5.46%(4)	02/16/34		500,000	503,590

Total Corporate Bonds (Cost: $5,516,947)				5,581,944

U.S. TREASURY SECURITIES — 0.6%
U.S. Treasury Notes 3.75%	01/31/31		1,310,000	1,306,802

Total U.S. Treasury Securities (Cost: $1,305,749)				1,306,802

Total Fixed Income Securities (Cost: $236,651,547)				231,494,320

CONVERTIBLE SECURITIES — 0.0%

Convertible Corporate Bonds — 0.0%

Engineering & Construction — 0.0%
Cellnex Telecom SA 0.75%(5)	11/20/31	EU	R 100,000	107,485

Total Convertible Corporate Bonds (Cost: $104,970)				107,485

COMMON STOCK — 0.2%

Security		Shares
Health Care-Services — 0.2%
ModivCare, Inc.(6)			58,076	387,164

Issues
Real Estate — 0.0%
Avison Young Canada, Inc.(6)			370	41

Telecommunications — 0.0%
New WPCC Parent LLC(6)			43,965	27,478

Total Common Stock (Cost: $377,501)				414,683

Security
MONEY MARKET INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(7)			1,384,452	1,384,452

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

Security	Shares	Value
MONEY MARKET INVESTMENTS (Continued)
TCW Central Cash Fund, 3.65%(7),(8)	21,415,712	$21,415,712

Total Money Market Investments (Cost: $22,800,164)		22,800,164

Preferred Stock — 0.1%
Real Estate — 0.1%
Avison Young Canada, Inc.(6) (Cost: $697,797)	1,054,697	187,209

		187,209

Issues
WARRANTS — 0.0%
Cineworld Group PLC(3),(6)	229,579	3

Total Warrants (Cost: $ — )		3

Total Investments (106.4%) (Cost: $260,631,979)		255,003,864
Net Unrealized Appreciation/depreciation On Unfunded Commitments(9) (0.0%)		1,060
Liabilities In Excess Of Other Assets (-6.4%)		(15,328,133)

Net Assets (100.0%)		$239,676,791

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS January 31, 2026 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
1	Euro-Bund Futures	03/06/26	$(152,292)	$(151,926)	$366

			$(152,292)	$(151,926)	$366

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(10)
Bank of New York	EUR	90,523	04/01/26	$105,410	$107,590	$(2,180)

				$105,410	$107,590	$(2,180)

Notes to the Schedule of Investments:
EUR	Euro Currency.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2026.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $2,782,844 or 1.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2026, the value of these securities amounted to $107,485 or 0% of net assets.
(6)	Non-income producing security.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(8)	Affiliated issuer.
(9)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(10)	Fund sells foreign currency, buys USD.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$10,015,712	$29,400,000	$18,000,000	21,415,712	$21,415,712	$194,024	$—	$—	$—

Total					$21,415,712	$194,024	$—	$—	$—

TCW Senior Loan ETF

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans	$—	$224,605,574	$—	$224,605,574
Corporate Bonds	—	5,581,944	—	5,581,944
U.S. Treasury Securities	—	1,306,802	—	1,306,802

Total Fixed Income Securities	—	231,494,320	—	231,494,320

Convertible Securities
Convertible Corporate Bonds	—	107,485	—	107,485
Equity Securities
Money Market Investments	22,800,164	—	—	22,800,164
Common Stock	—	414,683	—	414,683
Preferred Stock	—	187,209	—	187,209
Warrants	—	—	3	3

Total Equity Securities	22,800,164	601,892	3	23,402,059

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$1,060	$—	$1,060

Total Investments	$22,800,164	$232,204,757	$3	$255,004,924

Asset Derivatives
Futures Contracts
Interest Rate Risk	366	—	—	366

Total	$22,800,530	$232,204,757	$3	$255,005,290

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,180)	$—	$(2,180)

Total	$—	$(2,180)	$—	$(2,180)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. The TCW Private Asset Income Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the TCW Private Asset Income Fund does not currently intend to list the Shares for trading on any securities exchange, and the TCW Private Asset Income Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the TCW Private Asset Income Fund, unlike an investment in a typical closed-end fund, is not a liquid investment

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy; unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Plus Bond ETF	Asset-Backed Securities	Total
Balance as of October 31, 2025	$1,571,386	$1,571,386
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	14,045	14,045
Purchases	—	—
Sales	(36,301)	(36,301)
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of January 31, 2026	$1,549,130	$1,549,130

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2026	$14,045	$14,045

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Corporate Bond ETF	Asset-Backed Securities	Total
Balance as of October 31, 2025	$30,745	$30,745
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	274	274
Purchases	—	—
Sales	(710)	(710)
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of January 31, 2026	$30,309	$30,309

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2026	$274	$274

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Flexible Income ETF	Asset-Backed Securities	Warrants	Total
Balance as of October 31, 2025	$12,511,356	$2	$12,511,358
Accrued Discounts (Premiums)	1,607	—	1,607
Realized Gain (Loss)	(500,756)	—	(500,756)
Change in Unrealized Appreciation (Depreciation)	546,005	—	546,005
Purchases	8	—	8
Sales	(1,631,518)	—	(1,631,518)
Transfers in to Level 3*	98	—	98
Transfers out of Level 3*	(3,520,672)	—	(3,520,672)

Balance as of January 31, 2026	$7,406,128	$2	$7,406,130

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2026	$2,356	$—	$2,356

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Senior Loan ETF	Bank Loans	Warrant	Total
Balance as of October 31, 2025	$—	$3	$3
Accrued Discounts (Premiums)	30,284	—	30,284
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(30,284)	—	(30,284)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of January 31, 2026	$—	$3	$3

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2026	$(30,284)	$—	$(30,284)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2026 are as follows:

TCW Core Plus Bond ETF	Fair Value at 1/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$1,549,130	Broker Quote	Offered Quote	$94.625	$94.625	Increase

TCW Corporate Bond ETF	Fair Value at 1/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$30,309	Broker Quote	Offered Quote	$94.625	$94.625	Increase

TCW Flexible Income ETF	Fair Value at 1/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$7,406,128	Broker Quote / Fair Value	Offered Quote / Zero Market Value	$0.000 - $100.000	$53.995	Increase
Warrants	$2	Fair Value	Broker Pricing	$0.000	$0.000	Increase

TCW Senior Loan ETF	Fair Value at 1/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Bank Loans	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Warrants	$3	Fair Value	Broker Pricing	$0.000	$0.000	Increase

Note 2 – Portfolio Investments

Mortgage-Backed and Other Asset-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup their initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Funds at January 31, 2026 are listed in each Fund’s Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, the Funds commit to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Funds do not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Funds may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Funds are not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Funds do not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Funds monitors the obligations under these transactions on a daily basis and ensures that the Funds have sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Funds may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect a Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2026.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell portfolio assets subject to an agreement by the Funds to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending its securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2026..

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at January 31, 2026 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. The Funds may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Funds may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Funds that is the subject of the hedge. It may not always be possible for the Funds to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Funds enter into a futures transaction, they are subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Funds use futures contracts for hedging purposes, it is likely that the Funds will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended January 31, 2026, the Funds utilized futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2026 are listed in each Fund’s Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had it sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately want to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Funds might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives the Funds the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between the Funds and the counterparty to the option. In the case of an OTC option purchased by the Funds, the value of the option to the Funds will depend on the willingness and ability of the option writer to perform its obligations to the Funds. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Funds may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Funds may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Funds may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Funds may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Funds purchase a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Funds write swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

The Funds may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Funds buy protection, they may or may not own securities of the reference entity. When the Funds sell protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Funds sell protection, they may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Funds enter into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Funds also take the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Funds enter into any type of swap for hedging purposes, it is likely that the Funds will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Funds may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Funds, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding during the period ended January 31, 2026.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at January 31, 2026 are listed below:

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
TCW Core Plus Bond ETF
ModivCare, Inc., 5.00%, 10/01/29	05/18/23	$675,902	$13,167	0.01%

		$675,902	$13,167	0.01%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
TCW Flexible Income ETF
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O), 0.43%, 12/10/44	01/22/19	$11,116	$12	0.00%
ModivCare, Inc., 5.00%, 10/01/29	01/14/26	465,251	11,167	0.00%
Invesco CLO Ltd. Series 2021-2A, Class Y, 0.00%, 07/15/34	03/27/25	5	0	0.00%
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/24	0	0	0.00%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O), 0.13%, 08/15/45	04/14/20	32,279	151	0.00%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	09/16/25	40	0	0.00%
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O), 0.33%, 12/15/45	04/21/20	308,196	466	0.00%

		$816,887	$11,796	0.00%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
TCW High Yield Bond ETF
ModivCare, Inc., 5.00%, 10/01/29	05/18/23	$175,965	$3,150	0.00%

		$175,965	$3,150	0.00%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
TCW Multisector Credit Income ETF
ModivCare, Inc., 5.00%, 10/01/29	11/15/24	$186,818	$3,875	0.01%

		$186,818	$3,875	0.01%

Note 4 – Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of January 31, 2026:

TCW Core Plus Bond ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	08/16/32	$17,507	$(130)
Raven Acquisition Holdings LLC, Delayed Draw Term Loan	11/19/31	10,047	(124)

		27,554	(254)

TCW Flexible Income ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	$47,311	$252
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	232,959	(1,401)
Raven Acquisition Holdings LLC	11/19/31	66,979	(243)

		347,249	(1,392)

TCW Multisector Credit Income ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$11,538	$34
Archkey Solutions LLC, 2024 Delayed Draw Term Loan B	11/01/31	25,862	132
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	18,229	(117)

		55,629	49

TCW Senior Loan ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$16,248	$47
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	140,786	748
Archkey Solutions LLC, 2024 Delayed Draw Term Loan B	11/01/31	122,605	1,897
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	72,917	(467)
Liquid Tech Solutions LLC, 2025 Delayed Draw Term Loan	10/12/32	23,220	(115)
QuidelOrtho Corp., Delayed Draw Term Loan A	08/21/30	84,807	273
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	149,343	1,273
Splat Super Holdco, LLC, 2025 Delayed Draw Term Loan	07/02/32	53,976	(3,351)
US Fertility Enterprises LLC, 2025 Delayed Draw Term Loan	12/30/32	131,579	755

		795,481	1,060